UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:  12/31

Date of reporting period:  3/31/17

Item 1. Schedule of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)

Franklin Flex Cap Growth VIP Fund

	Shares	Value

Common Stocks 93.7%
Automobiles & Components 1.3%
[a] Tesla Inc	5,000	$1,391,500
Banks 1.3%
First Republic Bank/CA	15,000	1,407,150
Capital Goods 5.8%
3M Co	6,000	1,147,980
Fortive Corp	20,000	1,204,400
Raytheon Co	15,000	2,287,500
Rockwell Automation Inc	10,000	1,557,100
		6,196,980
Commercial & Professional Services 1.3%
[a] IHS Markit Ltd	33,787	1,417,365
Consumer Durables & Apparel 1.0%
NIKE Inc., B	20,000	1,114,600
Consumer Services 1.4%
Starbucks Corp	25,000	1,459,750
Diversified Financials 3.7%
The Goldman Sachs Group Inc	5,000	1,148,600
Intercontinental Exchange Inc	27,500	1,646,425
MarketAxess Holdings Inc	6,000	1,124,940
		3,919,965
Energy 1.5%
[a] Concho Resources Inc	12,000	1,540,080
Food & Staples Retailing 1.6%
Costco Wholesale Corp	10,000	1,676,900
Food, Beverage & Tobacco 2.4%
Constellation Brands Inc., A	16,000	2,593,120
Health Care Equipment & Services 5.2%
Danaher Corp	12,500	1,069,125
[a] IDEXX Laboratories Inc	10,000	1,546,100
Medtronic PLC	14,000	1,127,840
[a] Nevro Corp	7,000	655,900
UnitedHealth Group Inc	7,000	1,148,070
		5,547,035
Materials 2.7%
Ecolab Inc	14,500	1,817,430
Martin Marietta Materials Inc	5,000	1,091,250
		2,908,680
Media 3.0%
[a] Charter Communications Inc., A	6,996	2,289,931
[a] IMAX Corp	25,500	867,000
		3,156,931
Pharmaceuticals, Biotechnology & Life Sciences 9.9%
[a] Biogen Inc	7,000	1,913,940
[a] Bioverativ Inc	3,500	190,610
[a] Celgene Corp	26,500	3,297,395
[a] Illumina Inc	3,600	614,304
[a] Incyte Corp	8,000	1,069,360
[a] Mettler-Toledo International Inc	2,500	1,197,275
[a] Regeneron Pharmaceuticals Inc	3,000	1,162,530

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flex Cap Growth VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
[a] Tesaro Inc	7,000	$1,077,090
		10,522,504
Real Estate 2.7%
American Tower Corp	10,500	1,276,170
Equinix Inc	4,000	1,601,480
		2,877,650
Retailing 8.7%
[a] Amazon.com Inc	6,000	5,319,240
[a] Netflix Inc	10,000	1,478,100
[a] The Priceline Group Inc	1,350	2,402,959
		9,200,299
Semiconductors & Semiconductor Equipment 6.5%
Analog Devices Inc	30,000	2,458,500
[a] Cavium Inc	10,000	716,600
[a] MACOM Technology Solutions Holdings Inc	13,000	627,900
NVIDIA Corp	10,000	1,089,300
Xilinx Inc	35,000	2,026,150
		6,918,450
Software & Services 30.5%
[a] Adobe Systems Inc	10,000	1,301,300
[a] Alphabet Inc., C	6,000	4,977,360
[a] Electronic Arts Inc	16,000	1,432,320
[a] Facebook Inc., A	42,000	5,966,100
Mastercard Inc., A	35,000	3,936,450
Microsoft Corp	80,000	5,268,800
[a] MuleSoft Inc	2,300	55,959
[a] PTC Inc	20,000	1,051,000
[a] Salesforce.com Inc	27,500	2,268,475
[a] ServiceNow Inc	32,500	2,842,775
Visa Inc., A	26,500	2,355,055
[a] Zendesk Inc	35,000	981,400
		32,436,994
Technology Hardware & Equipment 3.2%
Apple Inc	23,500	3,376,010
Total Common Stocks (Cost $65,808,175)		99,661,963

Short Term Investments (Cost $6,824,248) 6.4%
Money Market Funds 6.4%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	6,824,248	6,824,248
Total Investments (Cost $72,632,423) 100.1%		106,486,211
Other Assets, less Liabilities (0.1)%		(140,831)
Net Assets 100.0%		$106,345,380

aNon-income producing.
bSee Note 10 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)

Franklin Founding Funds Allocation VIP Fund

	Shares	Value
Investments in Underlying Funds 100.0%
Domestic Equity 33.2%
[a] Franklin Mutual Shares VIP Fund, Class 1	16,206,341	$343,412,356
Domestic Hybrid 33.4%
[a] Franklin Income VIP Fund, Class 1	21,002,695	344,864,259
Foreign Equity 33.4%
[a] Templeton Growth VIP Fund, Class 1	23,308,931	345,205,268
Total Investments in Underlying Funds (Cost $738,044,338)		1,033,481,883
Other Assets, less Liabilities (0.0)%†		(126,654)
Net Assets 100.0%		$1,033,355,229

†Rounds to less than 0.1% of net assets.
aSee Note 9 regarding investments in Underlying Funds.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)
Franklin Global Real Estate VIP Fund
	Country	Shares	Value

Common Stocks 99.4%
Diversified Real Estate Activities 10.5%
CapitaLand Ltd	Singapore	860,395	$2,233,194
City Developments Ltd	Singapore	212,847	1,552,350
Mitsubishi Estate Co. Ltd	Japan	246,356	4,492,882
Mitsui Fudosan Co. Ltd	Japan	233,578	4,981,710
New World Development Co. Ltd	Hong Kong	1,718,585	2,114,079
Sun Hung Kai Properties Ltd	Hong Kong	158,171	2,324,263
Tokyo Tatemono Co. Ltd	Japan	104,332	1,375,972
The Wharf Holdings Ltd	Hong Kong	114,818	985,436
			20,059,886
Diversified REITs 8.5%
Activia Properties Inc	Japan	267	1,273,713
Hispania Activos Inmobiliarios SOCIMI SA	Spain	112,519	1,616,724
Hulic REIT Inc	Japan	604	1,001,693
Kenedix Office Investment Corp	Japan	301	1,773,929
Land Securities Group PLC	United Kingdom	179,301	2,379,383
Spirit Realty Capital Inc	United States	134,408	1,361,553
Stockland	Australia	547,811	1,942,476
United Urban Investment Corp	Japan	812	1,247,435
VEREIT Inc	United States	273,370	2,320,911
Washington REIT	United States	39,000	1,219,920
			16,137,737
Health Care REITs 6.6%
CareTrust REIT Inc	United States	54,900	923,418
HCP Inc	United States	97,689	3,055,712
Physicians Realty Trust	United States	49,281	979,213
Ventas Inc	United States	57,417	3,734,402
Welltower Inc	United States	53,976	3,822,580
			12,515,325
Hotel & Resort REITs 3.5%
Hoshino Resorts REIT Inc	Japan	137	722,478
Host Hotels & Resorts Inc	United States	134,106	2,502,418
Invincible Investment Corp	Japan	1,680	676,165
Summit Hotel Properties Inc	United States	93,414	1,492,756
Sunstone Hotel Investors Inc	United States	82,209	1,260,264
			6,654,081
Hotels, Resorts & Cruise Lines 0.4%
Hilton Worldwide Holdings Inc	United States	13,494	788,859
Industrial REITs 8.4%
First Industrial Realty Trust Inc	United States	64,553	1,719,046
[a] Frasers Logistics & Industrial Trust	Singapore	1,046,966	737,379
Goodman Group	Australia	419,057	2,478,684
Mapletree Logistics Trust	Singapore	989,865	775,019
Nippon Prologis REIT Inc	Japan	627	1,359,223
[a] PLA Administradora Industrial S de RL de CV	Mexico	528,107	861,703
Prologis Inc	United States	91,169	4,729,848
Rexford Industrial Realty Inc	United States	57,774	1,301,070
Segro PLC	United Kingdom	377,831	2,159,925
			16,121,897

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate VIP Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Office REITs 12.3%
Alexandria Real Estate Equities Inc	United States	26,321	$2,908,997
Boston Properties Inc	United States	25,385	3,361,228
Brandywine Realty Trust	United States	69,995	1,136,019
Derwent London PLC	United Kingdom	40,697	1,434,047
Dexus Property Group	Australia	308,166	2,300,839
Highwoods Properties Inc	United States	25,410	1,248,393
Japan Real Estate Investment Corp	Japan	314	1,664,361
Kilroy Realty Corp	United States	32,644	2,352,980
Mack-Cali Realty Corp	United States	57,610	1,552,013
SL Green Realty Corp	United States	21,722	2,316,000
Vornado Realty Trust	United States	32,827	3,292,876
			23,567,753
Real Estate Development 2.9%
Cheung Kong Property Holdings Ltd	Hong Kong	532,627	3,587,833
China Resources Land Ltd	China	224,016	605,328
Sino Land Co. Ltd	Hong Kong	783,506	1,373,130
			5,566,291
Real Estate Operating Companies 6.8%
ADO Properties SA	Germany	13,947	500,174
[b] ADO Properties SA, 144A	Germany	35,297	1,265,837
[a] Buwog AG	Austria	42,949	1,083,494
Deutsche Wohnen AG	Germany	88,770	2,922,637
[c] Fabege AB	Sweden	75,569	1,201,743
First Capital Realty Inc	Canada	58,864	886,567
Hemfosa Fastigheter AB	Sweden	103,516	924,168
[c] Hufvudstaden AB, A	Sweden	81,304	1,204,934
Hysan Development Co. Ltd	Hong Kong	282,065	1,279,383
[a] Vonovia SE	Germany	48,933	1,724,061
			12,992,998
Residential REITs 12.2%
American Homes 4 Rent, A	United States	112,013	2,571,819
Apartment Investment & Management Co., A	United States	34,890	1,547,372
AvalonBay Communities Inc	United States	26,589	4,881,740
Camden Property Trust	United States	20,200	1,625,292
Canadian Apartment Properties REIT	Canada	67,975	1,702,058
Education Realty Trust Inc	United States	33,864	1,383,344
Equity Lifestyle Properties Inc	United States	28,658	2,208,386
Equity Residential	United States	41,733	2,596,627
Essex Property Trust Inc	United States	4,252	984,466
Mid-America Apartment Communities Inc	United States	22,400	2,278,976
Unite Group PLC.	United Kingdom	180,886	1,442,743
			23,222,823
Retail REITs 21.7%
GGP Inc	United States	99,274	2,301,171
Hammerson PLC	United Kingdom	229,605	1,642,870
Kimco Realty Corp	United States	43,849	968,624
Klepierre	France	65,637	2,552,747
Link REIT	Hong Kong	385,237	2,699,095
The Macerich Co	United States	10,689	688,372
National Retail Properties Inc	United States	30,133	1,314,401
Realty Income Corp	United States	50,817	3,025,136

|5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate VIP Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Retail REITs (continued)
Regency Centers Corp	United States	44,139	$2,930,388
Retail Properties of America Inc., A.	United States	112,000	1,615,040
Scentre Group	Australia	934,532	3,063,787
Simon Property Group Inc	United States	49,126	8,451,146
Smart REIT	Canada	42,230	1,037,412
[c] Unibail-Rodamco SE	France	19,631	4,588,039
Vicinity Centres.	Australia	694,464	1,501,908
Weingarten Realty Investors	United States	57,329	1,914,215
Westfield Corp	Australia	150,491	1,021,246
			41,315,597
Specialized REITs 5.6%
Coresite Realty Corp	United States	17,669	1,591,093
CubeSmart	United States	56,493	1,466,558
CyrusOne Inc	United States	14,767	760,058
Digital Realty Trust Inc	United States	31,068	3,305,325
Public Storage	United States	16,644	3,643,538
			10,766,572
Total Common Stocks (Cost $133,191,513)			189,709,819
		Principal
		Amount

Short Term Investments 3.1%
Repurchase Agreements (Cost $588,542) 0.3%
[d] Joint Repurchase Agreement, 0.775%, 4/03/17 (Maturity Value $588,580)
BNP Paribas Securities Corp. (Maturity Value $237,192)
Deutsche Bank Securities Inc. (Maturity Value $25,250)
HSBC Securities (USA) Inc. (Maturity Value $237,192)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $88,946)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.00%, 6/05/17 -
9/29/17; [e]U.S. Treasury Bill, 4/06/17 - 3/29/18; and U.S. Treasury Note, 1.75% -
2.125%, 8/15/21 - 11/30/21 (valued at $601,059)	United States	$588,542	588,542

		Shares

Investments from Cash Collateral Received for Loaned Securities
2.8%
Money Market Funds (Cost $4,219,000) 2.2%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	4,219,000	4,219,000

|6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate VIP Fund (continued)
		Principal
	Country	Amount	Value
Repurchase Agreements (Cost $1,055,640) 0.6%
[d] Joint Repurchase Agreement, 0.80%, 4/03/17 (Maturity Value $1,064,613)
J.P. Morgan Securities LLC
Collateralized by U.S. Treasury Note, Index Linked, 0.125% - 2.625%, 7/15/17 -
7/15/21 (valued at$1,076,793)	United States	$1,055,640	$1,055,640
Total Investments from Cash Collateral Received for Loaned
Securities (Cost $5,274,640)			5,274,640
Total Investments (Cost $139,054,695) 102.5%			195,573,001
Other Assets, less Liabilities (2.5)%			(4,792,243)
Net Assets 100.0%			$190,780,758

See Abbreviations on page 118.

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the value of this security was $1,265,837, representing 0.7% of net assets.
cA portion or all of the security is on loan at March 31, 2017.
dInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2017, all repurchase agreements had been entered into on that date.
eThe security was issued on a discount basis with no stated coupon rate.
fSee Note 10 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day yield at period end.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)
Franklin Growth and Income VIP Fund
	Country	Shares	Value

Common Stocks 86.1%
Consumer Discretionary 5.7%
Ford Motor Co	United States	56,807	$661,234
L Brands Inc	United States	10,800	508,680
Lowe’s Cos. Inc	United States	20,548	1,689,251
Mattel Inc	United States	34,898	893,738
Newell Brands Inc	United States	27,119	1,279,203
Target Corp	United States	16,880	931,607
			5,963,713
Consumer Staples 8.2%
Anheuser-Busch InBev SA/NV, ADR.	Belgium	9,837	1,079,709
CVS Health Corp	United States	15,884	1,246,894
Kimberly-Clark Corp	United States	5,981	787,279
The Kraft Heinz Co	United States	17,481	1,587,450
PepsiCo Inc	United States	24,098	2,695,602
Reynolds American Inc	United States	2,261	142,488
Wal-Mart Stores Inc	United States	13,500	973,080
			8,512,502
Energy 8.6%
Anadarko Petroleum Corp	United States	9,618	596,316
Baker Hughes Inc	United States	11,500	687,930
BP PLC, ADR	United Kingdom	12,786	441,373
Chevron Corp	United States	23,868	2,562,707
Exxon Mobil Corp	United States	17,477	1,433,289
Royal Dutch Shell PLC, A, ADR	United Kingdom	18,613	981,463
Schlumberger Ltd	United States	14,457	1,129,092
Suncor Energy Inc	Canada	36,782	1,131,046
			8,963,216
Financials 17.1%
Arthur J. Gallagher & Co	United States	31,166	1,762,126
Bank of America Corp	United States	39,500	931,805
BB&T Corp	United States	31,676	1,415,917
BlackRock Inc	United States	5,261	2,017,646
The Charles Schwab Corp	United States	4,703	191,929
JPMorgan Chase & Co	United States	43,974	3,862,676
Morgan Stanley	United States	44,837	1,920,817
U.S. Bancorp	United States	51,255	2,639,633
Wells Fargo & Co	United States	54,750	3,047,385
			17,789,934
Health Care 8.6%
AstraZeneca PLC, ADR	United Kingdom	14,392	448,167
Eli Lilly & Co	United States	23,037	1,937,642
Johnson & Johnson	United States	6,765	842,581
Medtronic PLC.	United States	24,881	2,004,413
Merck & Co. Inc	United States	7,500	476,550
Pfizer Inc	United States	54,963	1,880,284
UnitedHealth Group Inc	United States	8,000	1,312,080
			8,901,717
Industrials 16.1%
Cummins Inc	United States	4,969	751,313
Deere & Co	United States	8,742	951,654
General Electric Co	United States	84,532	2,519,054

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth and Income VIP Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Industrials (continued)
Illinois Tool Works Inc	United States	13,111	$1,736,814
Lockheed Martin Corp	United States	5,769	1,543,784
Norfolk Southern Corp	United States	7,000	783,790
Raytheon Co	United States	13,916	2,122,190
Republic Services Inc	United States	29,780	1,870,482
Stanley Black & Decker Inc	United States	12,132	1,611,979
United Parcel Service Inc., B	United States	12,817	1,375,264
United Technologies Corp	United States	13,134	1,473,766
			16,740,090
Information Technology 12.1%
Apple Inc	United States	17,632	2,533,013
Automatic Data Processing Inc	United States	4,000	409,560
Broadcom Ltd	Singapore	3,241	709,649
Cisco Systems Inc	United States	45,789	1,547,668
Intel Corp	United States	20,962	756,099
Microsoft Corp	United States	63,676	4,193,702
Oracle Corp	United States	14,829	661,522
Texas Instruments Inc	United States	22,796	1,836,446
			12,647,659
Materials 4.2%
BASF SE	Germany	13,437	1,331,845
The Dow Chemical Co	United States	25,073	1,593,139
International Paper Co	United States	29,120	1,478,714
			4,403,698
Real Estate 1.3%
Host Hotels & Resorts Inc	United States	70,641	1,318,161
Telecommunication Services 1.6%
Rogers Communications Inc., B.	Canada	16,744	740,420
Verizon Communications Inc	United States	19,110	931,612
			1,672,032
Utilities 2.6%
Dominion Resources Inc	United States	17,104	1,326,758
Xcel Energy Inc	United States	31,296	1,391,107
			2,717,865
Total Common Stocks (Cost $65,431,333)			89,630,587

Equity-Linked Securities 6.6%
Consumer Discretionary 1.2%
[a] Wells Fargo Bank National Assn. into Amazon.com Inc., 5.00%, 144A	United States	1,500	1,282,908
Energy 0.8%
[a] Merrill Lynch International & Co. CV into Schlumberger Ltd., 7.00%, 144A	United States	6,000	480,595
[a] UBS AG London into Anadarko Petroleum Corp., 9.00%, 144A	United States	6,000	380,234
			860,829
Financials 1.4%
[a] The Goldman Sachs Group Inc. into The Charles Schwab Corp., 7.00%, 144A	United States	41,000	1,401,507
Health Care 0.9%
[a] Merrill Lynch International & Co. CV into Gilead Sciences Inc., 7.25%, 144A.	United States	13,000	903,954

|9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth and Income VIP Fund (continued)
	Country	Shares	Value

Equity-Linked Securities (continued)
Information Technology 2.3%
[a] Barclays Bank PLC into Broadcom Ltd., 9.00%, 144A	Singapore	6,400	$1,113,123
[a] UBS AG into Intel Corp., 7.00%, 144A	United States	35,000	1,288,805
			2,401,928
Total Equity-Linked Securities (Cost $6,585,395)			6,851,126

Convertible Preferred Stocks 3.6%
Energy 0.5%
Hess Corp., 8.00%, cvt. pfd	United States	8,500	505,750
Health Care 1.6%
Allergan PLC, 5.50%, cvt. pfd	United States	1,951	1,657,921
Utilities 1.5%
NextEra Energy Inc., 6.371%, cvt. pfd	United States	27,277	1,646,985
Total Convertible Preferred Stocks (Cost $3,831,561)			3,810,656
Total Investments before Short Term Investments
(Cost $75,848,289)			100,292,369

		Principal
		Amount

Short Term Investments (Cost $3,714,004) 3.6%
Repurchase Agreements 3.6%
[b] Joint Repurchase Agreement, 0.775%, 4/03/17 (Maturity Value $3,714,244)
BNP Paribas Securities Corp. (Maturity Value $1,496,803)
Deutsche Bank Securities Inc. (Maturity Value $159,341)
HSBC Securities (USA) Inc. (Maturity Value $1,496,803)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $561,297)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.00%, 6/05/17 -
9/29/17; [c]U.S. Treasury Bill, 4/06/17 - 3/29/18; and U.S. Treasury Note, 1.75% -
2.125%, 8/15/21 - 11/30/21 (valued at $3,792,993)	United States	$3,714,004	3,714,004
Total Investments (Cost $79,562,293) 99.9%			104,006,373
Other Assets, less Liabilities 0.1%			141,524
Net Assets 100.0%			$104,147,897

See Abbreviations on page 118.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $6,851,126, representing 6.6% of net assets.
bInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2017, all repurchase agreements had been entered into on that date.
cThe security was issued on a discount basis with no stated coupon rate.

|10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)
Franklin High Income VIP Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 1.6%
Energy 1.6%
[a,b] Halcon Resources Corp	United States	117,731	$889,616
[a] Halcon Resources Corp., wts., 9/09/20	United States	10,485	18,506
Total Common Stocks and Other Equity Interests
(Cost $3,365,853)			908,122

		Principal
		Amount*

Corporate Bonds 76.8%
Automobiles & Components 1.9%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23.	United Kingdom	$474,000	487,381
The Goodyear Tire & Rubber Co., senior bond, 5.00%, 5/31/26	United States	525,000	539,438
			1,026,819
Banks 2.6%
[c] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	562,000	586,588
CIT Group Inc., senior note, 5.00%, 8/15/22	United States	382,000	400,859
[c] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	429,000	447,769
			1,435,216
Capital Goods 4.1%
[d] Allison Transmission Inc., senior note, 144A, 5.00%, 10/01/24	United States	629,000	636,862
[d] Cortes NP Acquisition Corp., senior note, 144A, 9.25%, 10/15/24	United States	562,000	604,150
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	315,000	316,572
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	225,000	228,375
senior sub. bond, 6.375%, 6/15/26	United States	368,000	369,137
senior sub. note, 6.00%, 7/15/22	United States	113,000	114,763
			2,269,859
Commercial & Professional Services 1.1%
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	562,000	587,993
Consumer Durables & Apparel 3.3%
[d] Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	449,000	443,388
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	694,000	696,602
[d] Taylor Morrison Communities Inc./Monarch Communities Inc.,
senior note, 144A, 5.25%, 4/15/21	United States	203,000	210,105
senior note, 144A, 5.875%, 4/15/23	United States	135,000	142,425
senior note, 144A, 5.625%, 3/01/24	United States	337,000	350,480
			1,843,000
Consumer Services 3.0%
[d] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	562,000	470,675
[d] ROC Finance LLC/ROC Finance 1 Corp., senior secured note, first lien, 144A, 6.75%,
11/15/21	United States	500,000	518,750
[d] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25 .	United States	360,000	366,750
[d] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	270,000	277,425
			1,633,600

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials 4.4%
[d] Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21	Netherlands	$562,000	$597,827
[d] MSCI Inc., senior note, 144A, 4.75%, 8/01/26	United States	482,000	488,025
Navient Corp.,
senior note, 6.625%, 7/26/21	United States	247,000	256,263
senior note, 7.25%, 9/25/23.	United States	449,000	453,490
[d] Park Aerospace Holdings Ltd., senior note, 144A, 5.50%, 2/15/24.	Ireland	600,000	629,250
			2,424,855
Energy 6.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 7.75%, 4/15/23.	United States	337,000	284,765
[d] senior note, 144A, 11.50%, 1/15/21	United States	135,000	156,600
CONSOL Energy Inc.,
senior note, 5.875%, 4/15/22	United States	247,000	245,456
senior note, 8.00%, 4/01/23.	United States	405,000	427,781
[d,e] EnQuest PLC, 144A, PIK, 7.00%, 10/15/23	United Kingdom	585,761	442,773
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	539,000	509,355
[d] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	270,000	207,900
QEP Resources Inc.,
senior bond, 5.375%, 10/01/22	United States	225,000	222,750
senior bond, 5.25%, 5/01/23	United States	337,000	332,076
Weatherford International Ltd.,
senior note, 7.75%, 6/15/21.	United States	225,000	243,563
senior note, 8.25%, 6/15/23.	United States	292,000	318,280
			3,391,299
Food, Beverage & Tobacco 3.3%
[d] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24.	United States	337,000	348,795
senior note, 144A, 8.25%, 2/01/20	United States	225,000	231,750
[d] Lamb Weston Holdings Inc., senior note, 144A, 4.875%, 11/01/26	United States	600,000	613,500
[d] Post Holdings Inc., senior bond, 144A, 5.00%, 8/15/26	United States	671,000	644,160
			1,838,205
Health Care Equipment & Services 3.8%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	45,000	45,563
CHS/Community Health Systems Inc., senior note, 6.875%, 2/01/22	United States	517,000	444,620
HCA Inc.,
senior bond, 5.375%, 2/01/25	United States	337,000	351,322
senior secured note, first lien, 5.00%, 3/15/24	United States	517,000	543,496
Tenet Healthcare Corp., senior note, 8.125%, 4/01/22	United States	674,000	706,015
			2,091,016
Materials 12.8%
ArcelorMittal, senior note, 6.25%, 3/01/21	France	427,000	463,602
[d,e] ARD Finance SA, senior secured note, 144A, PIK, 7.125%, 9/15/23	Luxembourg	400,000	413,000
[d] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.00%, 6/30/21	Luxembourg	427,000	440,877
senior note, 144A, 6.00%, 2/15/25	Luxembourg	200,000	203,500

|12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[d] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18.	Australia	$360,000	$379,800
[d] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	382,000	402,175
[d] Cemex SAB de CV, senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	315,000	334,984
The Chemours Co.,
senior bond, 7.00%, 5/15/25	United States	113,000	122,210
senior note, 6.625%, 5/15/23	United States	405,000	431,325
[d] CVR Partners LP/CVR Nitrogen Finance Corp., secured note, second lien, 144A, 9.25%,
6/15/23.	United States	449,000	462,470
[d] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	360,000	370,800
[d] First Quantum Minerals Ltd., senior note, 144A, 7.00%, 2/15/21	Canada	413,000	427,455
[d] NOVA Chemicals Corp., senior bond, 144A, 5.00%, 5/01/25.	Canada	449,000	457,980
[d] Novelis Corp., senior note, 144A, 6.25%, 8/15/24	United States	562,000	587,290
[d] Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	237,000	247,073
[d] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA, senior note, 144A, 7.00%, 7/15/24	United States	449,000	481,552
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	180,000	188,550
senior note, 5.125%, 10/01/21	United States	180,000	186,525
Summit Materials LLC/Summit Materials Finance Corp., senior note, 8.50%, 4/15/22	United States	405,000	449,044
			7,050,212
Media 6.9%
[d] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	449,000	462,470
AMC Networks Inc., senior note, 5.00%, 4/01/24.	United States	337,000	338,264
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	225,000	234,000
[d] senior bond, 144A, 5.375%, 5/01/25.	United States	180,000	185,175
[d] senior bond, 144A, 5.75%, 2/15/26	United States	113,000	118,932
CSC Holdings LLC,
senior note, 6.75%, 11/15/21	United States	337,000	366,277
senior note, 5.25%, 6/01/24.	United States	225,000	224,719
DISH DBS Corp., senior note, 5.875%, 11/15/24	United States	686,000	722,872
[d] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	558,000	567,765
[d] Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	600,000	592,500
			3,812,974
Pharmaceuticals, Biotechnology & Life Sciences 3.6%
[d] Concordia International Corp.,
senior note, 144A, 7.00%, 4/15/23	Canada	192,000	39,360
senior secured note, first lien, 144A, 9.00%, 4/01/22	Canada	135,000	98,044
[d] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	337,000	288,977
senior note, 144A, 6.00%, 7/15/23	United States	158,000	139,040
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	562,000	553,570
[d] Horizon Pharma Inc./Horizon Pharma USA Inc., senior note, 144A, 8.75%, 11/01/24	United States	113,000	118,226
[d] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	United States	103,000	107,893
[d] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	574,000	522,340
[d] Valeant Pharmaceuticals International Inc., senior bond, 144A, 6.125%, 4/15/25	United States	158,000	122,252
			1,989,702
Real Estate 1.4%
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	729,000	762,716

|13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Retailing 1.8%
Netflix Inc., senior bond, 5.875%, 2/15/25	United States	$427,000	$460,093
[d] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	584,000	556,260
			1,016,353
Software & Services 1.9%
[d] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	574,000	581,175
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	462,000	477,061
			1,058,236
Technology Hardware & Equipment 2.4%
[d] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	660,000	694,650
Western Digital Corp., senior note, 10.50%, 4/01/24	United States	539,000	636,020
			1,330,670
Telecommunication Services 6.5%
[d] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	337,000	290,915
[d] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	494,000	447,979
[d] Hughes Satellite Systems Corp., senior bond, 144A, 6.625%, 8/01/26	United States	439,000	449,975
[d] Sprint Communications Inc., senior note, 144A, 9.00%, 11/15/18	United States	158,000	172,418
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	113,000	125,430
senior bond, 7.125%, 6/15/24	United States	113,000	120,910
[d] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, 144A, 3.36%, 3/20/23	United States	741,000	742,554
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	203,000	219,747
senior bond, 6.375%, 3/01/25	United States	360,000	388,800
senior note, 6.00%, 4/15/24.	United States	135,000	144,281
[d] Wind Acquisition Finance SA, secured note, second lien, 144A, 7.375%, 4/23/21	Italy	474,000	493,491
			3,596,500
Transportation 0.9%
[d] XPO Logistics Inc., senior note, 144A, 6.125%, 9/01/23	United States	449,000	468,644
Utilities 5.0%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	382,000	380,999
senior note, 5.375%, 1/15/23	United States	292,000	297,110
Dynegy Inc.,
senior bond, 7.625%, 11/01/24	United States	449,000	430,479
[d] senior note, 144A, 8.00%, 1/15/25	United States	225,000	216,563
[d] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	674,000	604,072
NRG Yield Operating LLC,
senior bond, 5.375%, 8/15/24	United States	349,000	355,980
[d] senior bond, 144A, 5.00%, 9/15/26	United States	360,000	351,900
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	158,000	134,695
			2,771,798
Total Corporate Bonds (Cost $41,931,176)			42,399,667

|14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income VIP Fund (continued)
	Country	Shares	Value

Escrows and Litigation Trusts 0.0%
[a,f] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow Account	United States	337,000	$—
[a,f] NewPage Corp., Litigation Trust	United States	2,500,000	—
Total Escrows and Litigation Trusts (Cost $—)			—
Total Investments before Short Term Investments
(Cost $45,297,029)			43,307,789

		Principal
		Amount*

Short Term Investments (Cost $2,476,321) 4.5%
Repurchase Agreements 4.5%
[g] Joint Repurchase Agreement, 0.775%, 4/03/17 (Maturity Value $2,476,480)
BNP Paribas Securities Corp. (Maturity Value $997,997)
Deutsche Bank Securities Inc. (Maturity Value $106,241)
HSBC Securities (USA) Inc. (Maturity Value $997,997)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $374,245)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.00%, 6/05/17 -
9/29/17 [h]U.S. Treasury Bill, 4/06/17 - 3/29/18; and U.S. Treasury Note, 1.75% -
2.125%, 8/15/21 - 11/30/21 (valued at $2,528,987)	United States	$2,476,321	2,476,321
Total Investments (Cost $47,773,350) 82.9%			45,784,110
Other Assets, less Liabilities 17.1%			9,460,198
Net Assets 100.0%			$55,244,308

See Abbreviations on page 118.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 7 regarding restricted securities.
cPerpetual security with no stated maturity date.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $23,024,116, representing 41.7% of net assets.
eIncome may be received in additional securities and/or cash.
fSecurity has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2017, the aggregate value of these securities was $–.
gInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2017, all repurchase agreements had been entered into on that date.
hThe security was issued on a discount basis with no stated coupon rate.

|15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)
Franklin Income VIP Fund
	Country	Shares	Value

Common Stocks 46.2%
Consumer Discretionary 2.3%
Ford Motor Co	United States	4,643,943	$54,055,496
General Motors Co	United States	1,000,000	35,360,000
Target Corp	United States	939,100	51,828,929
			141,244,425
Consumer Staples 3.5%
Anheuser-Busch InBev SA/NV, ADR	Belgium	505,000	55,428,800
The Coca-Cola Co	United States	1,325,000	56,233,000
PepsiCo Inc	United States	584,000	65,326,240
Philip Morris International Inc	United States	350,000	39,515,000
			216,503,040
Energy 8.4%
Anadarko Petroleum Corp	United States	600,000	37,200,000
Baker Hughes Inc	United States	250,000	14,955,000
BP PLC, ADR	United Kingdom	1,800,000	62,136,000
Chevron Corp	United States	1,055,000	113,275,350
[a] Energy XXI Gulf Coast Inc	United States	510,163	15,289,585
[a,b] Halcon Resources Corp	United States	74,398	562,177
Occidental Petroleum Corp	United States	436,000	27,624,960
[a] Rex Energy Corp	United States	75,000	35,213
Royal Dutch Shell PLC, A, ADR	United Kingdom	3,021,748	159,336,772
[a] Stone Energy Corp	United States	544,906	11,900,747
Total SA, B, ADR	France	992,900	50,062,018
[a] W&T Offshore Inc	United States	3,700,000	10,249,000
[a] Weatherford International PLC	United States	2,500,000	16,625,000
			519,251,822
Financials 5.4%
Bank of America Corp	United States	800,000	18,872,000
HSBC Holdings PLC	United Kingdom	5,000,000	40,782,140
JPMorgan Chase & Co	United States	690,100	60,618,384
MetLife Inc	United States	1,245,108	65,766,604
U.S. Bancorp	United States	1,000,000	51,500,000
Wells Fargo & Co	United States	1,700,000	94,622,000
			332,161,128
Health Care 4.7%
AstraZeneca PLC	United Kingdom	750,000	46,168,903
Medtronic PLC	United States	335,000	26,987,600
Merck & Co. Inc	United States	250,000	15,885,000
[a] Mylan NV	United States	628,000	24,485,720
Pfizer Inc	United States	2,638,975	90,279,335
Roche Holding AG	Switzerland	136,500	34,850,484
Sanofi, ADR	France	1,208,292	54,675,213
			293,332,255
Industrials 5.7%
[a,c] CEVA Holdings LLC	United States	13,012	2,602,452
Deere & Co	United States	600,000	65,316,000
General Electric Co	United States	3,976,200	118,490,760
Republic Services Inc	United States	527,300	33,119,713
Union Pacific Corp	United States	500,000	52,960,000
United Technologies Corp	United States	700,000	78,547,000
			351,035,925

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Information Technology 4.1%
Analog Devices Inc	United States	400,000	$32,780,000
Apple Inc	United States	915,317	131,494,440
Intel Corp	United States	727,000	26,222,890
Microsoft Corp	United States	1,000,000	65,860,000
			256,357,330
Materials 3.5%
BASF SE	Germany	387,500	38,408,134
The Dow Chemical Co	United States	1,700,000	108,018,000
Rio Tinto PLC, ADR	United Kingdom	1,800,000	73,224,000
			219,650,134
Real Estate 0.4%
Host Hotels & Resorts Inc	United States	1,500,000	27,990,000
Telecommunication Services 1.4%
BCE Inc	Canada	466,000	20,631,687
Telstra Corp. Ltd	Australia	3,946,331	14,053,563
Verizon Communications Inc	United States	1,075,000	52,406,250
			87,091,500
Utilities 6.8%
Dominion Resources Inc	United States	1,000,000	77,570,000
Duke Energy Corp	United States	702,500	57,612,025
Great Plains Energy Inc	United States	777,900	22,730,238
NextEra Energy Inc	United States	125,000	16,046,250
PG&E Corp	United States	935,300	62,066,508
PPL Corp	United States	450,000	16,825,500
Public Service Enterprise Group Inc	United States	823,500	36,522,225
Sempra Energy	United States	368,300	40,697,150
The Southern Co	United States	1,062,100	52,871,338
Xcel Energy Inc	United States	810,964	36,047,350
			418,988,584
Total Common Stocks (Cost $2,332,130,551)			2,863,606,143

Equity-Linked Securities 5.3%
Consumer Discretionary 1.1%
[d] Morgan Stanley into Ford Motors, 8.50%, 144A	United States	2,485,000	29,011,132
[d] Royal Bank of Canada into Target Corp., 6.00%, 144A	United States	700,000	38,617,040
			67,628,172
Energy 0.4%
[d] Wells Fargo Bank National Assn. into Halliburton Co., 8.00%, 144A.	United States	435,000	21,040,037
Financials 0.5%
[d] Citigroup Inc. into Bank of America Corp., 7.50%, 144A	United States	2,100,000	32,534,460
Health Care 0.5%
[d] JPMorgan Chase & Co. into Merck & Co. Inc., 6.25%, 144A	United States	500,000	30,766,250
Information Technology 2.8%
[d] JPMorgan Chase & Co. into Oracle Corp., 6.00%, 144A	United States	700,000	31,180,310
[d] Royal Bank of Canada into Texas Instruments Inc., 6.00%, 144A	United States	725,000	50,551,495
[d] Wells Fargo Bank National Assn. into Cisco Systems Inc., 7.25%, 144A.	United States	1,050,000	32,240,565
[d] Wells Fargo Bank National Assn. into Intel Corp., 7.00%, 144A	United States	1,700,000	60,488,210
			174,460,580
Total Equity-Linked Securities (Cost $324,814,100)			326,429,499

|17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
	Country	Shares		Value

Convertible Preferred Stocks 2.4%
Financials 1.1%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	34,600		$41,349,076
[a] FNMA, 5.375%, cvt. pfd	United States	475		10,948,750
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	15,000		18,600,000
				70,897,826
Health Care 0.4%
Allergan PLC, 5.50%, cvt. pfd	United States	9,500		8,072,910
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd	Israel	25,000		14,425,000
				22,497,910
Industrials 0.1%
[a,c] CEVA Holdings LLC, cvt. pfd., A-1	United States	397		138,950
[a,c] CEVA Holdings LLC, cvt. pfd., A-2	United States	14,711		3,677,725
				3,816,675
Real Estate 0.0%†
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	135,225		3,296,785
Utilities 0.8%
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	162,000		8,148,600
Great Plains Energy Inc., 7.00%, cvt. pfd	United States	216,000		11,605,680
NextEra Energy Inc., 6.371%, cvt. pfd	United States	500,000		30,190,000
				49,944,280
Total Convertible Preferred Stocks (Cost $174,480,955)				150,453,476

Preferred Stocks (Cost $4,945,000) 0.1%
Financials 0.1%
Morgan Stanley, 6.375%, pfd., I	United States	197,800		5,471,148
		Principal
		Amount*

Convertible Bonds 1.0%
Energy 0.5%
[d] Chesapeake Energy Corp., senior note, 144A, cvt., 5.50%, 9/15/26	United States	2,500,000		2,601,562
Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States	22,000,000		28,311,250
				30,912,812
Health Care 0.5%
[d] Bayer Capital Corp BV, cvt., junior sub. note, 144A, 5.625%, 11/22/19	Germany	25,000,000	EUR	30,806,296
Impax Laboratories Inc., cvt., senior note, 2.00%, 6/15/22	United States	2,500,000		2,029,688
				32,835,984
Total Convertible Bonds (Cost $53,070,546)				63,748,796

Corporate Bonds 33.6%
Consumer Discretionary 3.7%
[d] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22.	United States	6,300,000		5,276,250
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.125%,
2/15/23	United States	10,000,000		10,323,900
[d] CSC Holdings LLC, senior bond, 144A, 10.875%, 10/15/25	United States	6,100,000		7,335,250
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	35,000,000		35,245,000
senior note, 5.875%, 7/15/22	United States	40,000,000		42,124,800
senior note, 5.875%, 11/15/24	United States	9,400,000		9,905,250
senior note, 7.75%, 7/01/26	United States	10,000,000		11,650,000
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	11,300,000		11,618,999
iHeartCommunications Inc., senior secured note, first lien, 9.00%, 12/15/19	United States	23,000,000		19,636,250

|18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Discretionary (continued)
[d] International Game Technology PLC, senior secured note, 144A, 6.25%,
2/15/22	United States	8,500,000	$9,095,000
KB Home, senior bond, 7.50%, 9/15/22	United States	6,500,000	7,166,250
[d] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	3,000,000	2,857,500
[d] Shea Homes LP/Shea Homes Funding Corp.,
senior bond, 144A, 6.125%, 4/01/25	United States	10,000,000	10,050,000
senior note, 144A, 5.875%, 4/01/23	United States	5,000,000	5,050,000
[d] Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	7,500,000	8,062,500
[d] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	10,000,000	10,000,000
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	7,140,000	7,050,750
[d] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A,
5.50%, 1/15/25	United Kingdom	7,000,000	7,192,500
[d] Ziggo Secured Finance BV, secured bond, 144A, 5.50%, 1/15/27	Netherlands	7,500,000	7,500,000
			227,140,199
Consumer Staples 0.2%
Cott Beverages Inc., senior note, 5.375%, 7/01/22	United States	2,500,000	2,559,375
[d] JBS USA LLC/Finance Inc., senior note, 144A, 7.25%, 6/01/21	United States	12,500,000	12,906,250
			15,465,625
Energy 7.1%
[d,e] Ascent Resources Utica Holdings LLC/ARU Finance Corp., senior note, 144A,
10.00%, 4/01/22.	United States	25,000,000	25,968,750
Bill Barrett Corp.,
senior note, 7.625%, 10/01/19	United States	30,000,000	29,700,000
senior note, 7.00%, 10/15/22	United States	17,937,000	17,040,150
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note,
6.50%, 4/15/21	United States	9,500,000	8,086,875
Chesapeake Energy Corp.,
[d] secured note, second lien, 144A, 8.00%, 12/15/22	United States	47,500,000	49,934,375
[f] senior bond, 6.125%, 2/15/21	United States	16,000,000	15,600,000
senior note, 4.875%, 4/15/22	United States	5,000,000	4,525,000
[d,f] senior note, 144A, 8.00%, 1/15/25	United States	15,000,000	15,056,250
[g] senior note, FRN, 4.272%, 4/15/19	United States	14,000,000	14,000,000
[d] Denbury Resources Inc., senior secured note, 144A, 9.00%, 5/15/21	United States	7,200,000	7,632,000
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.50%, 5/01/21	United States	5,000,000	4,775,000
[d] Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note, 144A,
8.625%, 6/15/20.	United States	6,600,000	6,352,500
Kinder Morgan Inc.,
senior bond, 7.75%, 1/15/32	United States	22,000,000	27,502,728
[d] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	7,000,000	7,691,880
[d] McDermott International Inc., second lien, 144A, 8.00%, 5/01/21.	United States	17,592,000	18,031,800
[d] NGPL PipeCo LLC, secured note, 144A, 7.119%, 12/15/17.	United States	3,750,000	3,871,875
[d,h] PetroQuest Energy Inc., secured note, second lien, 144A, PIK, 10.00%,
2/15/21	United States	1,710,028	1,282,521
Rex Energy Corp., second lien, 1.00% to 10/01/17, 8.00% thereafter, 10/01/20 .	United States	5,000,000	2,550,000
[d] Sabine Pass Liquefaction LLC,
senior secured bond, 144A, 5.875%, 6/30/26	United States	15,000,000	16,565,835
senior secured bond, 144A, 5.00%, 3/15/27.	United States	12,200,000	12,766,092
Sanchez Energy Corp., senior note, 7.75%, 6/15/21.	United States	27,000,000	26,797,500
Stone Energy Corp., senior note, 7.50%, 5/31/22.	United States	6,452,837	6,323,780
[d] Transocean Inc., senior note, 144A, 9.00%, 7/15/23	United States	10,000,000	10,725,000

|19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[d,h] W&T Offshore Inc.,
second lien, 144A, PIK, 10.75%, 5/15/20	United States	10,330,593	$8,587,226
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	9,244,999	6,915,040
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	17,500,000	17,718,750
senior note, 7.75%, 6/15/21	United States	30,000,000	32,475,000
[f] senior note, 4.50%, 4/15/22	United States	11,900,000	11,453,750
senior note, 8.25%, 6/15/23	United States	27,500,000	29,975,000
			439,904,677
Financials 3.1%
[i] Bank of America Corp.,
junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	8,000,000	8,486,000
junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	5,000,000	5,218,750
[i] Citigroup Inc.,
junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	10,000,000	10,012,500
junior sub. bond, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	12,500,000	13,078,125
junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	4,500,000	4,702,500
junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	16,800,000	17,535,000
junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	25,000,000	25,890,625
junior sub. bond, Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	10,000,000	10,412,500
[i] JPMorgan Chase & Co.,
junior sub. bond, I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	50,000,000	51,875,000
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	3,200,000	3,344,960
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	10,000,000	10,125,000
[i] Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual .	United States	7,300,000	7,519,365
Navient Corp., senior note, 6.125%, 3/25/24	United States	5,000,000	4,787,500
[d] OneMain Financial Holdings Inc.,
senior note, 144A, 6.75%, 12/15/19	United States	6,000,000	6,292,500
senior note, 144A, 7.25%, 12/15/21	United States	5,000,000	5,262,500
[i] Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter,
Perpetual	United States	7,900,000	8,258,265
			192,801,090
Health Care 6.8%
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	67,195,000	66,103,081
senior note, 7.125%, 7/15/20	United States	25,000,000	23,000,000
senior note, 6.875%, 2/01/22	United States	38,000,000	32,680,000
senior secured note, first lien, 6.25%, 3/31/23	United States	16,400,000	16,789,500
DaVita Inc., senior bond, 5.125%, 7/15/24	United States	5,000,000	5,059,375
[d] Endo Finance LLC, senior note, 144A, 5.75%, 1/15/22	United States	22,500,000	20,587,500
[d] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	10,000,000	8,575,000
senior note, 144A, 6.00%, 7/15/23	United States	15,000,000	13,200,000
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	7,500,000	8,118,750
senior note, 7.50%, 2/15/22	United States	25,000,000	28,656,250
senior secured note, first lien, 5.00%, 3/15/24	United States	10,400,000	10,933,000
Mallinckrodt International Finance SA, senior bond, 4.75%, 4/15/23	United States	5,000,000	4,262,500

|20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care (continued)
[d] Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
[f] senior note, 144A, 5.75%, 8/01/22	United States	24,200,000	$23,970,100
senior note, 144A, 5.625%, 10/15/23	United States	10,000,000	9,550,000
senior note, 144A, 5.50%, 4/15/25	United States	10,000,000	9,250,000
Tenet Healthcare Corp.,
senior note, 5.00%, 3/01/19	United States	10,000,000	10,065,300
senior note, 8.00%, 8/01/20	United States	5,000,000	5,062,500
senior note, 8.125%, 4/01/22	United States	42,000,000	43,995,000
[f] senior note, 6.75%, 6/15/23	United States	38,200,000	37,627,000
[d] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	7,500,000	6,825,000
[d] Valeant Pharmaceuticals International Inc.,
first lien, 144A, 6.50%, 3/15/22.	United States	3,000,000	3,093,750
senior bond, 144A, 6.125%, 4/15/25	United States	9,400,000	7,273,250
senior note, 144A, 5.375%, 3/15/20	United States	17,000,000	15,278,750
senior note, 144A, 5.875%, 5/15/23	United States	12,500,000	9,765,625
senior note, 144A, 7.00%, 3/15/24	United States	4,500,000	4,629,375
			424,350,606
Industrials 1.5%
[d] Bombardier Inc.,
senior bond, 144A, 6.125%, 1/15/23	Canada	5,000,000	4,912,500
senior bond, 144A, 7.50%, 3/15/25	Canada	11,000,000	11,330,000
[d] CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	12,691,882	12,263,531
[d] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24.	United States	4,400,000	4,708,000
Hertz Corp., senior note, 6.75%, 4/15/19	United States	3,474,000	3,482,685
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	5,675,000	5,703,318
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	10,000,000	10,150,000
senior sub. bond, 6.375%, 6/15/26	United States	7,700,000	7,723,793
senior sub. note, 6.00%, 7/15/22	United States	7,700,000	7,820,120
United Rentals North America Inc., senior bond, 6.125%, 6/15/23	United States	11,400,000	11,955,750
[d] XPO Logistics Inc., senior note, 144A, 6.50%, 6/15/22	United States	13,980,000	14,731,425
			94,781,122
Information Technology 3.1%
[d] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21.	United States	16,500,000	16,706,250
[d] CommScope Inc., senior bond, 144A, 5.50%, 6/15/24	United States	10,000,000	10,378,200
[d] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	3,100,000	3,259,972
senior note, 144A, 7.125%, 6/15/24	United States	3,600,000	3,981,640
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	16,200,000	17,724,922
senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	12,500,000	13,082,838
senior secured note, first lien, 144A, 5.45%, 6/15/23	United States	21,100,000	22,792,178
[d] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	5,000,000	5,176,250
senior note, 144A, 7.00%, 12/01/23	United States	25,000,000	26,875,000
senior secured note, first lien, 144A, 5.375%, 8/15/23	United States	5,000,000	5,218,750
[d] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	5,500,000	6,345,625
NCR Corp.,
senior note, 5.00%, 7/15/22	United States	5,500,000	5,610,000
senior note, 6.375%, 12/15/23	United States	7,000,000	7,385,000

|21

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Information Technology (continued)
Western Digital Corp.,
senior note, 10.50%, 4/01/24	United States	30,000,000	$35,400,000
[d] senior secured note, 144A, 7.375%, 4/01/23	United States	10,000,000	10,987,500
			190,924,125
Materials 2.0%
[d] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 4.625%, 5/15/23	Luxembourg	15,000,000	15,187,500
senior note, 144A, 7.25%, 5/15/24	Luxembourg	10,200,000	10,939,500
[d,e] BWAY Holding Co.,
secured note, 144A, 5.50%, 4/15/24	United States	10,000,000	10,100,000
senior note, 144A, 7.25%, 4/15/25	United States	23,300,000	23,358,250
[d] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	14,700,000	15,476,381
[d] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%,
3/01/22	Australia	27,000,000	31,050,000
[d] Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	3,500,000	3,648,750
[d] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA,
first lien, 144A, 5.125%, 7/15/23	United States	4,300,000	4,423,625
[g] senior secured note, first lien, 144A, FRN, 4.523%, 7/15/21.	United States	7,600,000	7,794,788
			121,978,794
Real Estate 0.4%
Equinix Inc., senior bond, 5.375%, 5/15/27	United States	16,500,000	17,077,500
Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24	United States	3,000,000	3,075,000
iStar Inc., senior note, 5.00%, 7/01/19	United States	3,500,000	3,543,750
			23,696,250
Telecommunication Services 3.0%
Frontier Communications Corp.,
senior note, 9.25%, 7/01/21	United States	7,400,000	7,511,000
senior note, 10.50%, 9/15/22	United States	10,000,000	10,175,000
senior note, 7.125%, 1/15/23	United States	7,800,000	6,881,082
Sprint Capital Corp., senior note, 6.90%, 5/01/19	United States	13,500,000	14,445,000
Sprint Communications Inc.,
11.50%, 11/15/21	United States	30,000,000	37,800,000
senior note, 7.00%, 8/15/20	United States	7,500,000	8,071,875
[d] senior note, 144A, 9.00%, 11/15/18	United States	11,900,000	12,985,875
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	37,500,000	41,625,000
senior bond, 7.125%, 6/15/24	United States	8,200,000	8,774,000
senior note, 7.625%, 2/15/25	United States	15,000,000	16,425,000
T-Mobile USA Inc., senior note, 6.633%, 4/28/21	United States	7,500,000	7,770,000
[d] Wind Acquisition Finance SA, secured note, second lien, 144A, 7.375%,
4/23/21	Italy	11,500,000	11,972,880
			184,436,712
Utilities 2.7%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	22,000,000	21,942,360
senior note, 5.375%, 1/15/23	United States	20,000,000	20,350,000
senior note, 5.50%, 2/01/24	United States	16,375,000	16,369,924
[d] senior secured bond, 144A, 5.25%, 6/01/26.	United States	15,000,000	15,300,000

|22

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Utilities (continued)
Dynegy Inc.,
senior note, 6.75%, 11/01/19	United States	43,000,000	$44,397,500
senior note, 7.375%, 11/01/22	United States	20,000,000	19,900,000
senior note, 5.875%, 6/01/23	United States	8,000,000	7,370,000
[d] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000	22,406,250
			168,036,034
Total Corporate Bonds (Cost $1,969,522,074)			2,083,515,234

[g] Senior Floating Rate Interests 3.0%
Consumer Discretionary 1.2%
Academy Ltd., Initial Term Loan, 5.00% - 5.102%, 7/02/22	United States	1,597,038	1,193,455
Belk Inc., Closing Date Term Loan, 5.76%, 12/12/22	United States	24,750,000	21,125,164
iHeartCommunications Inc.,
Tranche D Term Loan, 7.732%, 1/30/19	United States	45,864,664	39,596,478
Tranche E Term Loan, 8.482%, 7/30/19.	United States	13,142,769	11,269,924
			73,185,021
Energy 0.2%
W&T Offshore Inc., Second Lien Term Loan, 9.00%, 5/15/20	United States	11,000,000	9,900,000
Financials 0.6%
First Eagle Investment Management, Initial Term Loans, 5.147%, 12/01/22	United States	39,500,000	39,759,239
Health Care 0.3%
Vizient Inc., Term Loan, 5.00%, 2/11/23	United States	17,597,059	17,787,688
Industrials 0.7%
CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	United Kingdom	4,865,761	4,304,680
CEVA Intercompany BV, Dutch BV Term Loan, 6.539%, 3/19/21	United Kingdom	4,977,231	4,403,297
CEVA Logistics Canada ULC, Canadian Term Loan, 6.539%, 3/19/21	Canada	858,143	759,189
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 6.539%, 3/19/21	United Kingdom	6,865,146	6,073,512
Commercial Barge Line Co., Initial Term Loan, 9.75%, 11/12/20	United States	9,500,000	8,835,000
Navistar Inc., Tranche B Term Loans, 5.00%, 8/07/20.	United States	6,005,009	6,082,576
Vertiv Group Corp., Term B Loans, 5.00% - 5.039%, 11/30/23.	United States	11,031,466	11,141,780
			41,600,034
Materials 0.0%†
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19 .	Australia	2,337,623	2,353,110
Total Senior Floating Rate Interests (Cost $189,961,678)			184,585,092

		Shares

Escrows and Litigation Trusts (Cost $62,602) 0.0%
[a,c] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	1,400,000	—
Total Investments before Short Term Investments
(Cost $5,048,987,506)			5,677,809,388

Short Term Investments 8.5%
Money Market Funds (Cost $521,280,635) 8.4%
[j,k] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	521,280,635	521,280,635

|23

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
	Country	Shares	Value
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds (Cost $4,559,000) 0.1%
[j,k] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	4,559,000	$4,559,000

		Principal
		Amount*	Value
Repurchase Agreements (Cost $1,140,534) 0.0%†
[l] Joint Repurchase Agreement, 0.80%, 4/03/17 (Maturity Value $1,140,610)
J.P. Morgan Securities LLC.
Collateralized by U.S. Treasury Note, Index Linked, 0.125% - 2.625%,
7/15/17 - 7/15/21 (valued at $1,163,388)	United States	1,140,534	1,140,534
Total Investments from Cash Collateral Received for
Loaned Securities (Cost $5,699,534)			5,699,534
Total Investments (Cost $5,575,967,675) 100.1%			6,204,789,557
Other Assets, less Liabilities (0.1)%			(7,251,206)
Net Assets 100.0%			$6,197,538,351

See Abbreviations on page 118.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 7 regarding restricted securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2017, the aggregate value of these securities was $6,419,127, representing 0.1% of net assets.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $1,162,266,231, representing 18.4% of net assets.
eSecurity purchased on a when-issued basis.
fA portion or all of the security is on loan at March 31, 2017.
gThe coupon rate shown represents the rate at period end.
hIncome may be received in additional securities and/or cash.
iPerpetual security with no stated maturity date.
jSee Note 10 regarding investments in affiliated management investment companies.
kThe rate shown is the annualized seven-day yield at period end.
lInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2017, all repurchase agreements had been entered into on that date.

|24

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)
Franklin Large Cap Growth VIP Fund
	Shares	Value

Common Stocks 98.5%
Consumer Discretionary 15.4%
Advance Auto Parts Inc	2,458	$364,423
[a] Amazon.com Inc	7,219	6,399,932
[a] Charter Communications Inc., A	6,112	2,000,580
Comcast Corp., A	33,061	1,242,763
Delphi Automotive PLC (United Kingdom)	8,307	668,630
Las Vegas Sands Corp	14,845	847,204
Newell Brands Inc	22,244	1,049,250
NIKE Inc., B	17,408	970,148
[a] The Priceline Group Inc	910	1,619,773
Starbucks Corp	21,468	1,253,517
The Walt Disney Co	21,078	2,390,034
		18,806,254
Consumer Staples 2.7%
Constellation Brands Inc., A	5,798	939,682
[a] Monster Beverage Corp	28,012	1,293,314
Pinnacle Foods Inc	17,464	1,010,641
		3,243,637
Energy 3.2%
Anadarko Petroleum Corp	24,200	1,500,400
[a] Diamondback Energy Inc	7,960	825,571
Halliburton Co	26,408	1,299,538
[a] Resolute Energy Corp	8,079	326,392
		3,951,901
Financials 7.5%
[a] Athene Holding Ltd., A	25,674	1,283,443
BlackRock Inc	1,553	595,591
The Charles Schwab Corp	46,144	1,883,137
Intercontinental Exchange Inc	10,249	613,607
MarketAxess Holdings Inc	7,579	1,420,987
S&P Global Inc	4,127	539,564
[a] Signature Bank	8,494	1,260,425
[a,b] SVB Financial Group	5,803	1,079,880
Synchrony Financial	14,139	484,968
		9,161,602
Health Care 15.3%
[a,c] Acerta Pharma BV (Netherlands)	9,780,975	375,179
[a] Alexion Pharmaceuticals Inc	3,032	367,600
Allergan PLC	12,839	3,067,494
[a] Biogen Inc	4,181	1,143,169
Bristol-Myers Squibb Co	25,763	1,400,992
[a] Celgene Corp	34,931	4,346,464
[a] Edwards Lifesciences Corp	13,553	1,274,931
Eli Lilly & Co	15,022	1,263,500
[a] Heron Therapeutics Inc	29,654	444,810
[a] Incyte Corp	11,224	1,500,312
Medtronic PLC	8,842	712,311
[a] Nevro Corp	5,758	539,525
[a] Tesaro Inc	9,469	1,456,995
UnitedHealth Group Inc	5,348	877,125
		18,770,407

Quarterly Statement of Investments | See Notes to Statements of Investments. | 25

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Large Cap Growth VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Industrials 6.2%
Allegiant Travel Co	5,090	$815,672
Honeywell International Inc	9,931	1,240,084
[a] IHS Markit Ltd	38,087	1,597,750
Raytheon Co	11,522	1,757,105
Rockwell Automation Inc	4,011	624,553
Roper Technologies Inc	3,573	737,789
[a] Univar Inc	27,928	856,272
		7,629,225
Information Technology 38.7%
[a] Adobe Systems Inc	21,537	2,802,610
[a] Alphabet Inc., A	3,975	3,370,005
[a] Alphabet Inc., C	1,112	922,471
Analog Devices Inc	10,684	875,554
Apple Inc	42,151	6,055,413
[a] Autodesk Inc	14,471	1,251,307
Broadcom Ltd. (Singapore)	11,159	2,443,375
[a] BroadSoft Inc	4,333	174,187
[a] CoStar Group Inc	4,395	910,732
[a] Electronic Arts Inc	13,816	1,236,808
[a] Facebook Inc., A	40,734	5,786,265
[a] Fiserv Inc	8,047	927,899
Mastercard Inc., A	38,064	4,281,058
Microsoft Corp	63,372	4,173,680
[a] Mobileye NV (Israel)	6,822	418,871
[a] MuleSoft Inc	2,700	65,691
NVIDIA Corp	11,371	1,238,643
[a] Palo Alto Networks Inc	5,977	673,488
[a] Salesforce.com Inc	18,703	1,542,810
[a] ServiceNow Inc	20,078	1,756,223
[a] Tyler Technologies Inc	4,301	664,762
Visa Inc., A	47,457	4,217,503
Xilinx Inc	14,649	848,031
[a] Zendesk Inc	24,894	698,028
		47,335,414
Materials 3.0%
[a] Axalta Coating Systems Ltd	34,636	1,115,279
Ecolab Inc	7,407	928,393
[a] Ingevity Corp	6,769	411,894
Martin Marietta Materials Inc	5,553	1,211,942
		3,667,508
Real Estate 5.3%
American Tower Corp	13,934	1,693,538
Equinix Inc	4,488	1,796,861
[a] SBA Communications Corp	25,240	3,038,139
		6,528,538
Telecommunication Services 1.2%
[a] T-Mobile U.S. Inc	23,273	1,503,203
Total Common Stocks (Cost $77,597,051)		120,597,689

|26

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Large Cap Growth VIP Fund (continued)
	Principal
	Amount	Value

Short Term Investments (Cost $1,298,133) 1.1%
Repurchase Agreements 1.1%
[d] Joint Repurchase Agreement, 0.775%, 4/03/17 (Maturity Value $1,298,217)
BNP Paribas Securities Corp. (Maturity Value $523,168)
Deutsche Bank Securities Inc. (Maturity Value $55,694)
HSBC Securities (USA) Inc. (Maturity Value $523,168)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $196,187)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.00%, 6/05/17 - 9/29/17 [e]U.S.
Treasury Bill, 4/06/17 - 3/29/18; and U.S. Treasury Note, 1.75% - 2.125%, 8/15/21 - 11/30/21 (valued
at $1,325,741)	$1,298,133	$1,298,133
Total Investments (Cost $78,895,184) 99.6%		121,895,822
Other Assets, less Liabilities 0.4%		507,384
Net Assets 100.0%		$122,403,206

See Abbreviations on page 118.

aNon-income producing.
bA portion or all of the security purchased on a delayed delivery basis.
cSee Note 7 regarding restricted securities.
dInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2017, all repurchase agreements had been entered into on that date.
eThe security was issued on a discount basis with no stated coupon rate.

|27

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)
Franklin Mutual Global Discovery VIP Fund
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests 90.7%
Aerospace & Defense 0.8%
B/E Aerospace Inc	United States	65,840	$4,221,002
[a] KLX Inc	United States	32,920	1,471,524
			5,692,526
Auto Components 1.0%
Cie Generale des Etablissements Michelin, B	France	30,800	3,740,469
[a,b] International Automotive Components Group Brazil LLC	Brazil	424,073	11,132
[a,b,c] International Automotive Components Group North America LLC.	United States	4,052,916	3,176,193
			6,927,794
Automobiles 1.5%
General Motors Co	United States	214,110	7,570,930
Hyundai Motor Co	South Korea	20,953	2,953,173
			10,524,103
Banks 15.8%
Barclays PLC.	United Kingdom	2,052,511	5,789,575
BNP Paribas SA.	France	117,870	7,849,444
Capital Bank Financial Corp., A	United States	78,494	3,406,640
[d] Capital Bank Financial Corp., B, 144A, non-voting	United States	269,922	11,714,615
CIT Group Inc	United States	174,912	7,508,972
Citigroup Inc	United States	229,050	13,701,771
Citizens Financial Group Inc	United States	310,923	10,742,390
HSBC Holdings PLC.	United Kingdom	438,755	3,578,674
JPMorgan Chase & Co	United States	96,110	8,442,302
PNC Financial Services Group Inc	United States	105,531	12,689,046
Societe Generale SA	France	118,614	6,016,290
[a] Standard Chartered PLC.	United Kingdom	374,211	3,577,889
Wells Fargo & Co	United States	256,320	14,266,771
			109,284,379
Beverages 0.9%
PepsiCo Inc	United States	55,497	6,207,894
Chemicals 1.4%
Monsanto Co	United States	64,910	7,347,812
Syngenta AG	Switzerland	4,660	2,056,279
			9,404,091
Communications Equipment 2.6%
Cisco Systems Inc	United States	359,180	12,140,284
Nokia OYJ, A	Finland	611,269	3,279,765
Nokia OYJ, ADR	Finland	519,486	2,815,614
			18,235,663
Construction Materials 0.7%
LafargeHolcim Ltd., B	Switzerland	78,676	4,648,787
Consumer Finance 1.2%
Ally Financial Inc	United States	151,600	3,082,028
Capital One Financial Corp	United States	60,788	5,267,888
			8,349,916
Diversified Financial Services 1.4%
[a,b] Hightower Holding LLC, B, Series II	United States	1,775,736	6,080,476
Voya Financial Inc	United States	101,650	3,858,634
			9,939,110

Quarterly Statement of Investments | See Notes to Statements of Investments. | 28

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Diversified Telecommunication Services 2.0%
China Telecom Corp. Ltd., H	China	13,642,104	$6,652,929
Koninklijke KPN NV	Netherlands	979,670	2,950,075
[a] Telecom Italia SpA	Italy	4,563,482	4,103,611
			13,706,615
Electric Utilities 0.5%
Vistra Energy Corp	United States	199,533	3,252,388
Energy Equipment & Services 1.5%
Baker Hughes Inc	United States	178,964	10,705,627
Food & Staples Retailing 3.2%
CVS Health Corp	United States	84,991	6,671,793
Metro AG	Germany	157,825	5,047,191
[a] Rite Aid Corp	United States	391,098	1,662,167
Walgreens Boots Alliance Inc	United States	102,904	8,546,177
			21,927,328
Health Care Equipment & Supplies 3.6%
Medtronic PLC	United States	196,610	15,838,902
Stryker Corp	United States	69,848	9,195,489
			25,034,391
Health Care Providers & Services 0.4%
Cigna Corp	United States	20,116	2,946,793
Hotels, Restaurants & Leisure 2.2%
Accor SA.	France	292,594	12,187,896
Sands China Ltd	Hong Kong	648,800	3,005,424
			15,193,320
Industrial Conglomerates 1.5%
Koninklijke Philips NV	Netherlands	328,294	10,551,261
Insurance 8.2%
[a] Alleghany Corp	United States	2,730	1,678,022
American International Group Inc	United States	204,833	12,787,724
China Pacific Insurance Group Co. Ltd., H.	China	845,908	3,053,152
Chubb Ltd	United States	59,966	8,170,368
The Hartford Financial Services Group Inc	United States	68,896	3,311,831
MetLife Inc	United States	100,526	5,309,783
NN Group NV	Netherlands	323,882	10,532,108
T&D Holdings Inc	Japan	199,721	2,899,552
XL Group Ltd	Ireland	235,290	9,378,659
			57,121,199
IT Services 1.1%
[a] Cognizant Technology Solutions Corp., A	United States	130,860	7,788,787
Machinery 0.7%
Caterpillar Inc	United States	52,825	4,900,047
Marine 1.5%
A.P. Moeller-Maersk AS, B	Denmark	6,125	10,161,201
Media 4.6%
[a] Charter Communications Inc., A	United States	30,386	9,945,946
[a] DISH Network Corp., A	United States	124,103	7,879,299
Time Warner Inc	United States	146,582	14,322,527
			32,147,772

|29

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Metals & Mining 1.2%
[a] Freeport-McMoRan Inc	United States	186,260	$2,488,434
thyssenkrupp AG	Germany	242,203	5,931,898
			8,420,332
Multi-Utilities 0.3%
[a] innogy SE	Germany	63,784	2,407,539
Oil, Gas & Consumable Fuels 8.2%
Apache Corp	United States	68,624	3,526,587
BP PLC.	United Kingdom	1,028,014	5,894,179
China Shenhua Energy Co. Ltd., H	China	2,009,534	4,664,706
[a] CONSOL Energy Inc	United States	219,381	3,681,213
Crescent Point Energy Corp	Canada	280,429	3,030,126
Kinder Morgan Inc	United States	391,270	8,506,210
Marathon Oil Corp	United States	438,465	6,927,747
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	327,191	8,590,995
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	179,410	4,712,199
[b,c] Warrior Met Coal LLC, A	United States	1,841	516,351
[b,c] Warrior Met Coal LLC, B	United States	4,306	1,207,717
The Williams Cos. Inc	United States	196,601	5,817,424
			57,075,454
Pharmaceuticals 8.0%
Eli Lilly & Co	United States	165,580	13,926,934
GlaxoSmithKline PLC	United Kingdom	262,323	5,455,058
Merck & Co. Inc	United States	267,118	16,972,678
Novartis AG, ADR	Switzerland	176,221	13,087,933
Teva Pharmaceutical Industries Ltd., ADR.	Israel	191,531	6,146,230
			55,588,833
Software 6.2%
[a] Check Point Software Technologies Ltd	Israel	101,567	10,426,868
[a] Dell Technologies Inc., V	United States	33,415	2,141,233
Microsoft Corp	United States	273,262	17,997,035
Symantec Corp	United States	403,861	12,390,456
			42,955,592
Specialty Retail 0.7%
Kingfisher PLC.	United Kingdom	1,151,830	4,706,791
Technology Hardware, Storage & Peripherals 1.2%
Hewlett Packard Enterprise Co	United States	298,680	7,078,716
Lenovo Group Ltd	China	1,500,454	988,519
			8,067,235
Tobacco 5.2%
Altria Group Inc	United States	118,684	8,476,411
British American Tobacco PLC	United Kingdom	188,332	12,507,938
Philip Morris International Inc	United States	41,509	4,686,366
Reynolds American Inc	United States	159,669	10,062,341
			35,733,056
Wireless Telecommunication Services 1.4%
Vodafone Group PLC	United Kingdom	3,618,505	9,435,980
Total Common Stocks and Other Equity Interests
(Cost $488,807,675)			629,041,804

|30

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
	Country	Shares	Value

Preferred Stocks (Cost $7,441,859) 0.8%
Automobiles 0.8%
[e] Volkswagen AG, 0.124%, pfd	Germany	40,296	$5,871,579

		Principal
		Amount

Corporate Bonds, Notes and Senior Floating Rate Interests 3.7%
[c,f] Avaya Inc., DIP Facility, 8.50%, 1/23/18.	United States	$902,000	931,034
[f] Belk Inc., Closing Date Term Loan, 5.76%, 12/12/22	United States	946,718	808,064
CHS/Community Health Systems Inc.,
senior note, 7.125%, 7/15/20	United States	814,000	748,880
senior note, 6.875%, 2/01/22	United States	1,220,000	1,049,200
[f,g] Cumulus Media Holdings Inc., Term Loans, 6.13%, 12/23/20.	United States	324,190	243,224
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	5,184,000	4,425,840
[f] Tranche D Term Loan, 7.732%, 1/30/19	United States	6,889,154	5,947,634
[f] Tranche E Term Loan, 8.482%, 7/30/19	United States	2,213,881	1,898,403
[d] Valeant Pharmaceuticals International,
senior bond, 144A, 6.75%, 8/15/21	United States	487,000	422,473
senior bond, 144A, 7.25%, 7/15/22	United States	241,000	208,465
senior note, 144A, 6.375%, 10/15/20	United States	3,059,000	2,783,690
[d] Valeant Pharmaceuticals International Inc.,
senior note, 144A, 5.375%, 3/15/20.	United States	127,000	114,141
senior note, 144A, 7.50%, 7/15/21	United States	711,000	625,680
senior note, 144A, 5.625%, 12/01/21	United States	318,000	257,580
[f] Veritas Software Corp., Term Loan B1, 6.772%, 1/27/23	United States	1,984,950	1,976,059
[d] Veritas U.S. Inc./Veritas Bermuda Ltd.,
senior note, 144A, 7.50%, 2/01/23	United States	336,000	355,320
senior note, 144A, 10.50%, 2/01/24.	United States	2,419,000	2,570,187
Total Corporate Bonds, Notes and Senior Floating Rate
Interests (Cost $25,730,280)			25,365,874

Corporate Notes and Senior Floating Rate Interests in
Reorganization 0.4%
[c,h] Avaya Inc.,
[d] senior note, 144A, 10.50%, 3/01/21.	United States	1,270,000	211,138
[f,g] Term B-6 Loan, 3.88%, 3/30/18	United States	526,000	417,907
[f,g] Term B-7 Loan, 3.88%, 5/29/20	United States	1,240,000	992,620
[b,h] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12.	United States	595	—
[f,h] Caesars Entertainment Operating Co. Inc., Term B-7 Loans, 1.50%, 3/01/17.	United States	1,110,195	1,337,918
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $3,643,095)			2,959,583

		Shares

Companies in Liquidation 0.1%
[a] Adelphia Recovery Trust	United States	5,379,562	5,380
[a,i] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	386,774	39
[a,i,j] Century Communications Corp., Contingent Distribution	United States	1,074,000	—
[a,b] FIM Coinvestor Holdings I, LLC	United States	2,077,368	—
[a,k] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	17,348,669	563,832
[a,j] NewPage Corp., Litigation Trust	United States	4,854,000	—
[a,i,j] Tribune Media Litigation Trust, Contingent Distribution	United States	56,997	—

|31

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
	Country	Shares	Value
Companies in Liquidation (continued)
[a,j] Vistra Energy Corp., Litigation Trust	United States	11,807,264	136,964
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	199,534	229,463
Total Companies in Liquidation (Cost $2,847,848)			935,678

		Principal
		Amount
Municipal Bonds in Reorganization (Cost $2,115,501) 0.2%
[h] Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	$2,261,000	$1,407,472
Total Investments before Short Term Investments
(Cost $530,586,258)			665,581,990

Short Term Investments 4.0%
U.S. Government and Agency Securities 3.9%
[l] FHLB, 4/03/17	United States	3,100,000	3,100,000
[l] U.S. Treasury Bill,
[m] 6/15/17	United States	2,000,000	1,997,096
4/20/17 - 8/24/17	United States	22,000,000	21,967,288
Total U.S. Government and Agency Securities
(Cost $27,069,092)			27,064,384
Senior Floating Rate Interests in Reorganization (Cost $706,624) 0.1%
[c,f,g,h] Avaya Inc., Term B-3 Loan, 7.38%, 10/26/17	United States	833,000	660,153
Total Investments (Cost $558,361,974) 99.9%			693,306,527
Other Assets, less Liabilities 0.1%			568,718
Net Assets 100.0%.			$693,875,245

aNon-income producing.
bSee Note 7 regarding restricted securities.
cAt March 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $19,263,289, representing 2.8% of net assets.
eVariable rate security. The rate shown represents the yield at period end.
fThe coupon rate shown represents the rate at period end.
gSecurity purchased on a delayed delivery basis.
hDefaulted security or security for which income has been deemed uncollectible.
iContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
jSecurity has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2017, the aggregate value of these securities was $136,964, representing less than 0.1% of net assets.
kBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
lThe security was issued on a discount basis with no stated coupon rate.
mA portion or all of the security has been segregated as collateral for open forward contracts. At March 31, 2017, the value of this security and/or cash pledged amounted to
$1,175,291, representing 0.2% of net assets.

|32

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)

At March 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of	Notional Expiration		Unrealized	Unrealized
Description		Type	Contracts	Value	Date Appreciation		Depreciation
Currency Contracts
EUR/USD		Short	210	$28,145,250	6/19/17	$—	$(250,057)
GBP/USD		Short	272	21,345,200	6/19/17	—	(465,351)
Total Futures Contracts						$—	$(715,408)
Net unrealized appreciation (depreciation)							$(715,408)

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	89,071	$94,781	4/18/17	$308	$—
Euro	BOFA	Sell	159,919	171,625	4/18/17	903	—
Euro	BOFA	Sell	177,372	188,229	4/18/17	—	(1,129)
Euro	BONY	Sell	118,611	125,557	4/18/17	—	(1,068)
Euro	HSBK	Sell	656,326	706,647	4/18/17	5,980	—
Euro	HSBK	Sell	715,130	760,078	4/18/17	—	(3,367)
Euro	SSBT	Sell	274,075	296,041	4/18/17	3,448	—
Euro	SSBT	Sell	52,682,186	55,853,742	4/18/17	—	(387,683)
Euro	UBSW	Sell	335,566	361,370	4/18/17	3,132	—
Euro	UBSW	Sell	468,906	498,745	4/18/17	—	(1,838)
British Pound	BOFA	Sell	97,000	118,073	4/24/17	—	(3,546)
British Pound	BONY	Sell	26,223,173	32,909,322	4/24/17	30,500	—
British Pound	HSBK	Sell	143,516	175,531	4/24/17	—	(4,410)
British Pound	SSBT	Sell	324,501	398,800	4/24/17	—	(8,061)
British Pound	UBSW	Sell	233,200	287,952	4/24/17	—	(4,436)
Japanese Yen	BOFA	Sell	5,992,466	54,362	4/24/17	473	—
Japanese Yen	HSBK	Buy	6,755,556	60,391	4/24/17	360	—
Japanese Yen	HSBK	Sell	54,981,325	491,214	4/24/17	—	(3,217)
Japanese Yen	HSBK	Sell	90,033,614	816,824	4/24/17	7,178	—
Japanese Yen	SSBT	Buy	7,775,283	69,129	4/24/17	792	—
Japanese Yen	SSBT	Sell	405,730	3,625	4/24/17	—	(24)
Japanese Yen	UBSW	Sell	185,866,840	1,647,281	4/24/17	—	(24,166)
South Korean Won	HSBK	Buy	186,481,700	167,669	5/12/17	—	(780)
South Korean Won	HSBK	Sell	225,192,367	201,930	5/12/17	398	—
South Korean Won	HSBK	Sell	928,779,387	811,445	5/12/17	—	(19,752)
South Korean Won	UBSW	Sell	145,730,211	130,758	5/12/17	339	—
South Korean Won	UBSW	Sell	2,155,447,735	1,865,937	5/12/17	—	(63,048)
Total Forward Exchange Contracts						$53,811	$(526,525)
Net unrealized appreciation (depreciation)							$(472,714)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 118.

|33

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)
Franklin Mutual Shares VIP Fund
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests 86.9%
Aerospace & Defense 0.8%
B/E Aerospace Inc	United States	403,812	$25,888,388
[a] KLX Inc	United States	224,586	10,038,994
			35,927,382
Auto Components 0.9%
The Goodyear Tire & Rubber Co	United States	706,938	25,449,768
[a,b] International Automotive Components Group Brazil LLC	Brazil	1,730,515	45,428
[a,b,c] International Automotive Components Group North America LLC.	United States	15,382,424	12,054,913
			37,550,109
Automobiles 1.4%
General Motors Co	United States	1,699,170	60,082,651
Banks 10.3%
Barclays PLC	United Kingdom	10,534,300	29,714,396
CIT Group Inc	United States	972,803	41,762,433
Citigroup Inc	United States	926,419	55,418,384
Citizens Financial Group Inc	United States	1,851,966	63,985,425
[a] FCB Financial Holdings Inc., A.	United States	493,723	24,463,975
Guaranty Bancorp	United States	209,583	5,103,346
JPMorgan Chase & Co	United States	757,320	66,522,989
PNC Financial Services Group Inc	United States	959,249	115,340,100
State Bank Financial Corp	United States	352,200	9,199,464
Wells Fargo & Co	United States	698,860	38,898,548
			450,409,060
Beverages 0.9%
PepsiCo Inc	United States	343,132	38,382,746
Chemicals 1.0%
[a,d,e] Dow Corning Corp., Contingent Distribution	United States	100,000	—
Monsanto Co	United States	405,580	45,911,656
			45,911,656
Communications Equipment 2.6%
Cisco Systems Inc	United States	2,261,380	76,434,644
Nokia OYJ, A	Finland	3,670,248	19,692,719
Nokia OYJ, ADR	Finland	3,299,845	17,885,160
			114,012,523
Construction Materials 0.7%
LafargeHolcim Ltd., B	Switzerland	547,060	32,324,535
Consumer Finance 1.3%
Ally Financial Inc	United States	943,970	19,190,910
Capital One Financial Corp	United States	436,885	37,860,454
			57,051,364
Containers & Packaging 2.1%
International Paper Co	United States	1,125,754	57,165,788
WestRock Co	United States	681,512	35,459,070
			92,624,858
Diversified Financial Services 0.8%
Voya Financial Inc	United States	959,810	36,434,388
Diversified Telecommunication Services 0.6%
Koninklijke KPN NV	Netherlands	8,378,890	25,231,302

Quarterly Statement of Investments | See Notes to Statements of Investments. | 34

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Electric Utilities 0.8%
Vistra Energy Corp	United States	2,184,095	$35,600,749
Electrical Equipment 1.1%
[a] Sensata Technologies Holding NV	United States	1,104,530	48,234,825
Energy Equipment & Services 1.4%
Baker Hughes Inc	United States	1,003,685	60,040,437
[a,b] Gulfmark Offshore Inc	United States	48,169	16,021
			60,056,458
Equity Real Estate Investment Trusts (REITs) 0.4%
Alexander’s Inc	United States	40,126	17,328,814
Food & Staples Retailing 4.3%
CVS Health Corp	United States	821,861	64,516,088
The Kroger Co	United States	2,049,600	60,442,704
[a] Rite Aid Corp	United States	2,439,970	10,369,873
Walgreens Boots Alliance Inc	United States	628,158	52,168,522
			187,497,187
Health Care Equipment & Supplies 4.9%
Medtronic PLC	United States	1,734,212	139,708,119
Stryker Corp	United States	556,291	73,235,710
			212,943,829
Health Care Providers & Services 0.5%
Cigna Corp	United States	142,154	20,824,139
Household Products 0.3%
Energizer Holdings Inc	United States	196,162	10,936,032
Insurance 9.0%
[a] Alleghany Corp	United States	108,258	66,541,862
American International Group Inc	United States	1,412,416	88,177,131
Chubb Ltd	United States	319,645	43,551,631
The Hartford Financial Services Group Inc	United States	441,878	21,241,075
MetLife Inc	United States	977,203	51,615,863
White Mountains Insurance Group Ltd	United States	65,521	57,650,618
XL Group Ltd	Ireland	1,691,790	67,434,749
			396,212,929
IT Services 1.1%
[a] Cognizant Technology Solutions Corp., A	United States	822,270	48,941,510
Machinery 2.0%
Caterpillar Inc	United States	569,966	52,870,046
CNH Industrial NV	United Kingdom	888,427	8,567,073
CNH Industrial NV, special voting	United Kingdom	1,844,814	17,789,483
Federal Signal Corp	United States	725,785	10,023,091
			89,249,693
Marine 0.9%
A.P. Moeller-Maersk AS, B	Denmark	23,238	38,551,183
Media 5.0%
[a] Charter Communications Inc., A	United States	237,513	77,742,755
[a] DISH Network Corp., A	United States	778,183	49,406,839
Time Warner Inc	United States	918,888	89,784,546
			216,934,140

|35

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Metals & Mining 0.6%
thyssenkrupp AG	Germany	1,147,037	$28,092,579
Oil, Gas & Consumable Fuels 7.4%
Apache Corp	United States	434,854	22,347,147
BP PLC	United Kingdom	4,322,322	24,782,289
[a] CONSOL Energy Inc	United States	1,236,955	20,756,105
Kinder Morgan Inc	United States	3,158,940	68,675,355
Marathon Oil Corp	United States	2,991,878	47,271,672
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	1,916,196	50,313,215
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	927,720	24,366,544
[b,c] Warrior Met Coal LLC, A	United States	12,324	3,456,549
[b,c] Warrior Met Coal LLC, B	United States	28,821	8,083,512
The Williams Cos. Inc	United States	1,751,598	51,829,785
			321,882,173
Personal Products 0.0%†
[a] Edgewell Personal Care Co	United States	26,620	1,946,987
Pharmaceuticals 7.8%
Eli Lilly & Co	United States	1,274,136	107,167,579
Merck & Co. Inc	United States	1,898,948	120,659,156
Novartis AG, ADR	Switzerland	1,054,231	78,297,737
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,169,793	37,538,657
			343,663,129
Professional Services 0.8%
Relx PLC.	United Kingdom	1,808,010	35,434,255
Real Estate Management & Development 0.0%†
[a] Forestar Group Inc	United States	76,943	1,050,272
Software 6.0%
CA Inc	United States	1,515,419	48,069,091
[a] Dell Technologies Inc., V	United States	198,331	12,709,050
Microsoft Corp	United States	1,485,247	97,818,367
Symantec Corp	United States	3,348,761	102,739,988
			261,336,496
Technology Hardware, Storage & Peripherals 2.8%
Hewlett Packard Enterprise Co	United States	2,069,667	49,051,108
Samsung Electronics Co. Ltd	South Korea	40,176	74,062,113
			123,113,221
Tobacco 5.9%
Altria Group Inc	United States	675,978	48,278,349
British American Tobacco PLC	United Kingdom	1,220,767	81,076,386
Imperial Brands PLC.	United Kingdom	1,059,777	51,354,014
Philip Morris International Inc	United States	187,960	21,220,684
Reynolds American Inc	United States	889,694	56,068,516
			257,997,949
Wireless Telecommunication Services 0.5%
Vodafone Group PLC	United Kingdom	8,229,954	21,461,260
Total Common Stocks and Other Equity Interests
(Cost $2,742,683,769)			3,805,232,383

|36

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)
		Principal
	Country	Amount	Value

Corporate Bonds, Notes and Senior Floating Rate Interests
3.7%
[c,f] Avaya Inc., DIP Facility, 8.50%, 1/23/18.	United States	$5,756,000	$5,941,274
[f] Belk Inc., Closing Date Term Loan, 5.76%, 12/12/22	United States	5,756,532	4,913,441
CHS/Community Health Systems Inc.,
senior note, 7.125%, 7/15/20	United States	5,205,000	4,788,600
senior note, 6.875%, 2/01/22	United States	7,784,000	6,694,240
[f,g] Cumulus Media Holdings Inc., Term Loans, 6.13%, 12/23/20	United States	2,055,442	1,542,096
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	26,449,000	22,580,834
[f] Tranche D Term Loan, 7.732%, 1/30/19	United States	34,746,619	29,997,903
[f] Tranche E Term Loan, 8.482%, 7/30/19	United States	11,168,253	9,576,777
[f] Toys R Us-Delaware Inc.,
FILO Loans, 8.289%, 10/24/19	United States	2,560,000	2,547,533
Term B-4 Loan, 9.804%, 4/24/20.	United States	21,187,649	17,013,682
[h] Valeant Pharmaceuticals International,
senior bond, 144A, 6.75%, 8/15/21	United States	2,964,000	2,571,270
senior bond, 144A, 7.25%, 7/15/22	United States	1,460,000	1,262,900
senior note, 144A, 6.375%, 10/15/20	United States	18,570,000	16,898,700
[h] Valeant Pharmaceuticals International Inc.,
senior note, 144A, 5.375%, 3/15/20.	United States	821,000	737,874
senior note, 144A, 7.50%, 7/15/21.	United States	4,600,000	4,048,000
senior note, 144A, 5.625%, 12/01/21	United States	2,054,000	1,663,740
[f] Veritas Software Corp., Term Loan B1, 6.772%, 1/27/23	United States	12,532,410	12,476,277
[h] Veritas U.S. Inc./Veritas Bermuda Ltd.,
senior note, 144A, 7.50%, 2/01/23.	United States	2,386,000	2,523,195
senior note, 144A, 10.50%, 2/01/24.	United States	15,122,000	16,067,125
Total Corporate Bonds, Notes and Senior Floating Rate
Interests (Cost $167,461,956)			163,845,461

Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.8%
[c,i] Avaya Inc.,
[h] senior note, 144A, 10.50%, 3/01/21.	United States	22,449,000	3,732,146
[h] senior secured note, 144A, 7.00%, 4/01/19	United States	12,923,000	10,273,785
[f,g] Term B-3 Loan, 7.38%, 10/26/17.	United States	18,087,927	14,334,682
[f,g] Term B-6 Loan, 3.88%, 3/30/18	United States	10,091,721	8,017,873
[f,g] Term B-7 Loan, 3.88%, 5/29/20	United States	14,292,619	11,441,242
[b,i] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12.	United States	1,754	—
[f,i] Caesars Entertainment Operating Co. Inc.,
Term B-5-B Loans, 1.50%, 3/01/17	United States	3,069,560	3,451,975
Term B-6-B Loans, 1.50%, 3/01/17	United States	14,634,842	17,013,004
Term B-7 Loans, 1.50%, 3/01/17	United States	9,298,589	11,205,915
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $95,695,986)			79,470,622

		Shares

Companies in Liquidation 0.2%
[a] Adelphia Recovery Trust	United States	29,283,354	29,283
[a,d] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent
Distribution	United States	1,955,453	196
[a,b,c,j] CB FIM Coinvestors LLC	United States	6,400,507	—

|37

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)
	Country	Shares	Value

Companies in Liquidation (continued)
[a,d,e] Century Communications Corp., Contingent Distribution	United States	5,487,000	—
[a,b] FIM Coinvestor Holdings I, LLC	United States	8,006,950	$—
[a,k] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	144,058,799	4,681,911
[a,d,e] Tribune Media Litigation Trust, Contingent Distribution	United States	394,551	—
[a,d,e] Tropicana Litigation Trust, Contingent Distribution	United States	18,305,000	—
[a,e] Vistra Energy Corp., Litigation Trust	United States	129,926,405	1,507,147
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	2,184,095	2,511,709
Total Companies in Liquidation (Cost $24,880,547)			8,730,246

		Principal
		Amount

Municipal Bonds in Reorganization (Cost $17,936,642) 0.3%
[i] Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	$20,409,000	12,704,602
Total Investments before Short Term Investments
(Cost $3,048,658,900)			4,069,983,314

Short Term Investments 7.0%
U.S. Government and Agency Securities 7.0%
[l] FHLB, 4/03/17	United States	54,500,000	54,500,000
[l] U.S. Treasury Bill,
[m] 4/27/17 - 9/07/17.	United States	58,000,000	57,909,292
4/06/17 - 9/28/17.	United States	195,000,000	194,687,364
Total U.S. Government and Agency Securities
(Cost $307,134,799)			307,096,656
Total Investments (Cost $3,355,793,699) 99.9%			4,377,079,970
Other Assets, less Liabilities 0.1%			2,812,582
Net Assets 100.0%.			$4,379,892,552

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 7 regarding restricted securities.
cAt March 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2017, the aggregate value of these securities was $1,507,147, representing less than 0.1% of net assets.
fThe coupon rate shown represents the rate at period end.
gA portion or all of the security purchased on a delayed delivery basis.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees . At
March 31, 2017, the aggregate value of these securities was $59,778,735, representing 1.4% of net assets.
iDefaulted security or security for which income has been deemed uncollectible.
jSee Note 8 regarding holdings of 5% voting securities.
kBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
lThe security was issued on a discount basis with no stated coupon rate.
mA portion or all of the security has been segregated as collateral for open forward contracts. At March 31, 2017, the aggregate value of these securities and/or cash pledged amounted to $4,101,848, representing 0.1% of net assets.

|38

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)

At March 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of	Notional Expiration		Unrealized	Unrealized
Description		Type	Contracts	Value	Date Appreciation		Depreciation
Currency Contracts
EUR/USD		Short	478 $ 64,063,950		6/19/17	$—	$(554,017)
GBP/USD		Short	1,341	105,234,975	6/19/17	—	(2,348,433)
Total Futures Contracts						$—	$(2,902,450)
Net unrealized appreciation (depreciation)							$(2,902,450)

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	243,895	$262,143	4/18/17	$1,771	$—
Euro	BOFA	Sell	1,417,642	1,503,396	4/18/17	—	(10,023)
Euro	BONY	Sell	130,778	138,436	4/18/17	—	(1,177)
Euro	HSBK	Sell	730,000	780,560	4/18/17	1,241	—
Euro	HSBK	Sell	1,119,583	1,190,883	4/18/17	—	(4,340)
Euro	SSBT	Sell	84,893,086	89,998,081	4/18/17	—	(630,430)
Euro	UBSW	Sell	569,100	607,526	4/18/17	—	(23)
Euro	UBSW	Sell	993,086	1,069,528	4/18/17	9,349	—
British Pound	BOFA	Sell	556,000	691,877	4/24/17	—	(5,240)
British Pound	BONY	Sell	77,333,890	97,051,790	4/24/17	89,946	—
British Pound	HSBK	Sell	2,688,730	3,345,353	4/24/17	—	(25,798)
British Pound	SSBT	Sell	321,731	403,740	4/24/17	351	—
British Pound	SSBT	Sell	2,034,942	2,517,107	4/24/17	—	(34,320)
British Pound	UBSW	Sell	377,095	474,218	4/24/17	1,413	—
British Pound	UBSW	Sell	735,327	911,533	4/24/17	—	(10,424)
South Korean Won	HSBK	Buy	167,132,160	149,492	5/12/17	80	—
South Korean Won	HSBK	Sell	175,488,768	157,361	5/12/17	310	—
South Korean Won	HSBK	Sell	55,008,766,859	48,059,380	5/12/17	—	(1,169,872)
South Korean Won	UBSW	Sell	27,745,436,533	24,041,885	5/12/17	—	(788,469)
Total Forward Exchange Contracts						$104,461	$(2,680,116)
Net unrealized appreciation (depreciation)							$(2,575,655)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 118.

|39

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)
Franklin Rising Dividends VIP Fund
	Shares	Value

Common Stocks 98.2%
Aerospace & Defense 4.5%
General Dynamics Corp	157,911	$29,560,939
United Technologies Corp	453,011	50,832,365
		80,393,304
Automobiles & Components 0.3%
Adient PLC	84,865	6,167,140
Building Products 2.0%
Johnson Controls International PLC	848,653	35,745,264
Commercial & Professional Services 4.7%
ABM Industries Inc	779,288	33,976,957
Brady Corp., A	200,979	7,767,838
Cintas Corp	194,675	24,634,175
Matthews International Corp., A	251,442	17,010,051
		83,389,021
Consumer Durables & Apparel 2.3%
Leggett & Platt Inc	332,800	16,746,496
NIKE Inc., B	445,100	24,805,423
		41,551,919
Consumer Services 1.8%
McDonald’s Corp	201,545	26,122,248
[a] Yum China Holdings Inc. (China)	72,900	1,982,880
Yum! Brands Inc	72,900	4,658,310
		32,763,438
Diversified Financials 0.5%
State Street Corp	110,500	8,796,905
Energy 6.4%
Chevron Corp	252,900	27,153,873
EOG Resources Inc	33,600	3,277,680
Exxon Mobil Corp	358,500	29,400,585
Occidental Petroleum Corp	370,790	23,493,254
Schlumberger Ltd	398,000	31,083,800
		114,409,192
Food & Staples Retailing 3.8%
CVS Health Corp	210,200	16,500,700
Wal-Mart Stores Inc	325,500	23,462,040
Walgreens Boots Alliance Inc	326,000	27,074,300
		67,037,040
Food, Beverage & Tobacco 5.9%
Archer-Daniels-Midland Co	565,100	26,017,204
Bunge Ltd	307,700	24,388,302
McCormick & Co. Inc	208,900	20,378,195
PepsiCo Inc	308,500	34,508,810
		105,292,511
Health Care Equipment & Services 12.9%
Abbott Laboratories	641,800	28,502,338
Becton, Dickinson and Co	291,200	53,417,728
DENTSPLY SIRONA Inc	4,000	249,760
Medtronic PLC	602,000	48,497,120
Stryker Corp	420,200	55,319,330

Quarterly Statement of Investments | See Notes to Statements of Investments. | 40

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Services (continued)
West Pharmaceutical Services Inc	547,218	$44,658,461
		230,644,737
Household & Personal Products 2.7%
Colgate-Palmolive Co	202,300	14,806,337
The Procter & Gamble Co	361,300	32,462,805
		47,269,142
Industrial Conglomerates 6.3%
Carlisle Cos. Inc	101,061	10,753,901
Honeywell International Inc	257,900	32,203,973
Roper Technologies Inc	333,043	68,770,049
		111,727,923
Insurance 5.0%
Aflac Inc	276,200	20,002,404
Arthur J. Gallagher & Co	632,300	35,750,242
Erie Indemnity Co., A	208,085	25,532,029
Old Republic International Corp	323,408	6,623,396
RLI Corp	33,800	2,028,676
		89,936,747
Machinery 6.5%
Donaldson Co. Inc	350,068	15,935,095
Dover Corp	554,376	44,544,112
Hillenbrand Inc	293,700	10,529,145
Pentair PLC (United Kingdom)	702,000	44,071,560
		115,079,912
Materials 12.8%
Air Products and Chemicals Inc	364,000	49,245,560
Albemarle Corp	706,700	74,655,788
Bemis Co. Inc	138,899	6,786,605
Ecolab Inc	115,600	14,489,304
Nucor Corp	447,055	26,698,125
Praxair Inc	465,760	55,239,136
		227,114,518
Media 0.9%
John Wiley & Sons Inc., A	310,700	16,715,660
Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie Inc	220,700	14,380,812
Johnson & Johnson	381,800	47,553,190
Perrigo Co. PLC	208,500	13,842,315
Pfizer Inc	669,700	22,910,437
Roche Holding AG, ADR (Switzerland)	25,000	800,750
		99,487,504
Retailing 2.8%
The Gap Inc	556,300	13,512,527
Ross Stores Inc	185,000	12,185,950
Target Corp	164,600	9,084,274
Tiffany & Co	161,500	15,390,950
		50,173,701

|41

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment 3.3%
Analog Devices Inc	294,437	$24,129,112
Texas Instruments Inc	358,200	28,856,592
[a] Versum Materials Inc	182,000	5,569,200
		58,554,904
Software & Services 6.4%
Accenture PLC, A	275,100	32,978,988
Microsoft Corp	1,107,900	72,966,294
Visa Inc., A	89,500	7,953,865
		113,899,147
Trading Companies & Distributors 0.4%
W.W. Grainger Inc	28,100	6,540,556
Transportation 0.4%
United Parcel Service Inc., B	64,800	6,953,040
Total Common Stocks (Cost $981,509,432)		1,749,643,225

Short Term Investments (Cost $22,880,362) 1.3%
Money Market Funds 1.3%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	22,880,362	22,880,362
Total Investments (Cost $1,004,389,794) 99.5%		1,772,523,587
Other Assets, less Liabilities 0.5%		8,159,185
Net Assets 100.0%		$1,780,682,772

See Abbreviations on page 118.

aNon-income producing.
bSee Note 10 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|42

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)
Franklin Small Cap Value VIP Fund
	Shares	Value

Common Stocks 94.9%
Aerospace & Defense 4.6%
AAR Corp	1,110,700	$37,352,841
Cubic Corp	257,400	13,590,720
[a] Esterline Technologies Corp	145,900	12,554,695
		63,498,256
Automobiles & Components 3.3%
Gentex Corp	440,700	9,400,131
LCI Industries	179,800	17,944,040
Thor Industries Inc	157,900	15,178,927
Winnebago Industries Inc	92,300	2,699,775
		45,222,873
Banks 12.9%
Access National Corp	101,300	3,041,026
BNC Bancorp	668,200	23,420,410
Bryn Mawr Bank Corp	56,500	2,231,750
Chemical Financial Corp	591,154	30,237,527
Columbia Banking System Inc	613,200	23,908,668
EverBank Financial Corp	673,200	13,113,936
First Horizon National Corp	1,474,500	27,278,250
First of Long Island Corp	218,700	5,915,835
German American Bancorp Inc	80,300	3,801,402
Glacier Bancorp Inc	19,600	665,028
Lakeland Financial Corp	551,400	23,776,368
Middleburg Financial Corp	76,928	3,080,197
Peoples Bancorp Inc	257,000	8,136,620
TrustCo Bank Corp. NY	684,300	5,371,755
Washington Trust Bancorp Inc	112,300	5,536,390
		179,515,162
Building Products 5.5%
[a] Armstrong Flooring Inc	508,200	9,361,044
[a] Gibraltar Industries Inc	361,200	14,881,440
Griffon Corp	357,400	8,809,910
Insteel Industries Inc	138,500	5,005,390
Simpson Manufacturing Co. Inc	575,317	24,790,410
Universal Forest Products Inc	136,600	13,460,564
		76,308,758
Commercial & Professional Services 2.3%
[a] Huron Consulting Group Inc	187,100	7,876,910
McGrath RentCorp	452,218	15,180,958
MSA Safety Inc	120,613	8,526,133
		31,584,001
Construction & Engineering 2.1%
Argan Inc	19,516	1,290,983
EMCOR Group Inc	256,400	16,140,380
Granite Construction Inc	221,546	11,119,394
		28,550,757
Consumer Durables & Apparel 2.9%
[a] BRP Inc. (Canada)	881,100	20,737,221
Hooker Furniture Corp	158,800	4,930,740
La-Z-Boy Inc	238,800	6,447,600

Quarterly Statement of Investments | See Notes to Statements of Investments. | 43

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Consumer Durables & Apparel (continued)
[a] M/I Homes Inc	361,300	$8,851,850
		40,967,411
Consumer Services 0.4%
Brinker International Inc	124,100	5,455,436
Electrical Equipment 1.7%
Encore Wire Corp	17,600	809,600
EnerSys	215,410	17,004,465
Regal Beloit Corp	68,600	5,189,590
		23,003,655
Energy 5.2%
[a] Energen Corp	260,807	14,198,333
[a] Helix Energy Solutions Group Inc	754,700	5,864,019
Hunting PLC (United Kingdom)	2,086,200	14,770,328
[a] Natural Gas Services Group Inc	145,100	3,779,855
[a] Oil States International Inc	490,700	16,266,705
[a] Rowan Cos. PLC	322,016	5,017,009
[a] Unit Corp	527,300	12,739,568
		72,635,817
Food, Beverage & Tobacco 4.8%
AGT Food and Ingredients Inc. (Canada)	170,500	3,997,436
Dairy Crest Group PLC (United Kingdom)	1,294,000	8,975,065
GrainCorp Ltd. (Australia)	408,300	2,836,288
[a] Landec Corp	848,600	10,183,200
Maple Leaf Foods Inc. (Canada)	1,700,800	41,282,671
		67,274,660
Health Care Equipment & Services 4.0%
Hill-Rom Holdings Inc	435,700	30,760,420
STERIS PLC	363,600	25,255,656
		56,016,076
Industrial Conglomerates 1.2%
Carlisle Cos. Inc	161,100	17,142,651
Insurance 7.3%
Arthur J. Gallagher & Co	168,200	9,510,028
Aspen Insurance Holdings Ltd	466,400	24,276,120
The Hanover Insurance Group Inc	199,100	17,930,946
Horace Mann Educators Corp	267,000	10,960,350
Old Republic International Corp	763,300	15,632,384
Validus Holdings Ltd	415,000	23,401,850
		101,711,678
Machinery 6.7%
Astec Industries Inc	215,300	13,239,874
Federal Signal Corp	201,000	2,775,810
Franklin Electric Co. Inc	89,464	3,851,425
Hillenbrand Inc	79,200	2,839,320
Kennametal Inc	356,800	13,997,264
Lindsay Corp	58,800	5,181,456
[a] The Manitowoc Co. Inc	856,400	4,881,480
Mueller Industries Inc	475,700	16,283,211
Mueller Water Products Inc., A	1,936,800	22,892,976
Titan International Inc	512,000	5,294,080

|44

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Machinery (continued)
Watts Water Technologies Inc., A	40,700	$2,537,645
		93,774,541
Materials 5.6%
A Schulman Inc	30,266	951,866
AptarGroup Inc	65,000	5,004,350
[a] Detour Gold Corp. (Canada)	710,100	8,137,397
H.B. Fuller Co	75,900	3,913,404
[a] Ingevity Corp	168,200	10,234,970
Minerals Technologies Inc	51,700	3,960,220
OceanaGold Corp. (Australia)	2,985,200	8,844,039
Sensient Technologies Corp	443,800	35,175,588
Stepan Co	28,300	2,230,323
		78,452,157
Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Gerresheimer AG (Germany)	336,000	26,608,448
Real Estate 4.9%
Brandywine Realty Trust	1,359,300	22,061,439
LTC Properties Inc	689,800	33,041,420
Sunstone Hotel Investors Inc	866,800	13,288,044
		68,390,903
Retailing 0.9%
Caleres Inc	355,600	9,394,952
The Finish Line Inc., A	184,300	2,622,589
		12,017,541
Semiconductors & Semiconductor Equipment 6.1%
Cohu Inc	736,000	13,586,560
[a] Kulicke and Soffa Industries Inc. (Singapore)	633,100	12,864,592
MKS Instruments Inc	435,700	29,954,375
[a] Photronics Inc	1,000,800	10,708,560
[a] Versum Materials Inc	556,600	17,031,960
		84,146,047
Technology Hardware & Equipment 2.6%
[a] NetScout Systems Inc	542,500	20,587,875
[a] Rogers Corp	61,500	5,281,005
[a] Zebra Technologies Corp., A	114,000	10,402,500
		36,271,380
Telecommunication Services 0.7%
[a] ORBCOMM Inc	1,042,000	9,951,100
Transportation 2.5%
[a] SAIA Inc	384,000	17,011,200
[a] Spirit Airlines Inc	345,200	18,319,764
		35,330,964
Utilities 4.8%
Connecticut Water Service Inc	47,200	2,508,680
IDACORP Inc	412,689	34,236,679
Spire Inc	452,000	30,510,000
		67,255,359
Total Common Stocks (Cost $927,533,304)		1,321,085,631

|45

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value VIP Fund (continued)
	Principal
	Amount	Value
Corporate Bonds 0.9%
Energy 0.7%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$9,632,000	$9,535,680
Machinery 0.2%
Mueller Industries Inc., 6.00%, 3/01/27	2,378,500	2,372,554
Total Corporate Bonds (Cost $11,551,049)		11,908,234
Total Investments before Short Term Investments (Cost $939,084,353)		1,332,993,865

	Shares
Short Term Investments (Cost $46,234,209) 3.3%
Money Market Funds 3.3%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	46,234,209	46,234,209
Total Investments (Cost $985,318,562) 99.1%		1,379,228,074
Other Assets, less Liabilities 0.9%		12,587,056
Net Assets 100.0%		$1,391,815,130

See Abbreviations on page 118.

aNon-income producing.
bSee Note 10 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|46

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
	Shares	Value

Common Stocks 97.7%
Consumer Discretionary 18.3%
Advance Auto Parts Inc	17,273	$2,560,895
[a] Buffalo Wild Wings Inc	21,265	3,248,229
Delphi Automotive PLC (United Kingdom)	68,077	5,479,518
Dick’s Sporting Goods Inc	91,742	4,464,166
[a] Dollar Tree Inc	66,811	5,241,991
Dominos Pizza Inc	10,800	1,990,440
Expedia Inc	29,000	3,658,930
[a] Global Eagle Entertainment Inc	200,694	640,214
[a] Grand Canyon Education Inc	69,457	4,973,816
Hanesbrands Inc	163,807	3,400,633
[a] IMAX Corp	124,088	4,218,992
L Brands Inc	46,188	2,175,455
[a] Laureate Education Inc., A	69,400	990,338
[a] Liberty Broadband Corp., C	53,650	4,635,360
Marriott International Inc., A	51,167	4,818,908
Newell Brands Inc	106,444	5,020,963
[a] Norwegian Cruise Line Holdings Ltd	115,378	5,853,126
[a] NVR Inc	2,382	5,018,588
[a] O’Reilly Automotive Inc	18,007	4,859,009
Ross Stores Inc	79,285	5,222,503
Tractor Supply Co	62,337	4,299,383
[a,b] Zoe’s Kitchen Inc	42,269	781,976
		83,553,433
Consumer Staples 5.1%
Church & Dwight Co. Inc	40,400	2,014,748
Molson Coors Brewing Co., B	33,000	3,158,430
[a] Monster Beverage Corp	69,416	3,204,937
Pinnacle Foods Inc	101,494	5,873,458
[a] Post Holdings Inc	56,639	4,957,045
[a] TreeHouse Foods Inc	46,449	3,932,372
		23,140,990
Energy 2.9%
Cabot Oil & Gas Corp., A	153,649	3,673,748
[a,b] Jagged Peak Energy Inc	221,000	2,881,840
Noble Energy Inc	83,207	2,857,328
[a] Oil States International Inc	14,000	464,100
[b] RPC Inc	35,000	640,850
[a] Superior Energy Services Inc	185,061	2,638,970
		13,156,836
Financials 9.0%
Affiliated Managers Group Inc	42,286	6,932,367
Arthur J. Gallagher & Co	85,108	4,812,006
Lazard Ltd., A	74,537	3,427,957
MarketAxess Holdings Inc	18,696	3,505,313
Moody’s Corp	40,809	4,572,240
[a] Signature Bank	48,479	7,193,799
[a] SVB Financial Group	21,578	4,015,450
Willis Towers Watson PLC	52,100	6,819,369
		41,278,501

Quarterly Statement of Investments | See Notes to Statements of Investments. | 47

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Health Care 14.6%
[a] Acadia Pharmaceuticals Inc	41,773	$1,436,156
[a] BioMarin Pharmaceutical Inc	20,408	1,791,414
[a] Cerner Corp	44,995	2,647,956
The Cooper Cos. Inc	17,972	3,592,423
CR Bard Inc	12,000	2,982,480
[a] DaVita Inc	63,392	4,308,754
[a] DexCom Inc	37,688	3,193,304
[a] Edwards Lifesciences Corp	61,121	5,749,652
[a] Heron Therapeutics Inc	68,230	1,023,450
[a] Hologic Inc	103,567	4,406,776
[a] Illumina Inc	16,300	2,781,432
[a] Incyte Corp	30,169	4,032,690
[a] Insulet Corp	37,288	1,606,740
[a] Intuitive Surgical Inc	4,100	3,142,527
[a] iRhythm Technologies Inc	24,900	936,240
[a] Jazz Pharmaceuticals PLC	17,000	2,467,210
[a] Mallinckrodt PLC	17,453	777,880
[a] Mednax Inc	16,703	1,158,854
[a] Mettler-Toledo International Inc	11,255	5,390,132
[a] Neurocrine Biosciences Inc	24,944	1,080,075
[a] Nevro Corp	25,581	2,396,940
[a] Patheon NV	44,276	1,166,230
[a] Penumbra Inc	21,648	1,806,526
[a] Pfenex Inc	10,320	59,959
[a] Revance Therapeutics Inc	44,372	922,938
[a] Tesaro Inc	18,524	2,850,288
[a] Waters Corp	17,500	2,735,425
		66,444,451
Industrials 15.7%
Acuity Brands Inc	17,707	3,612,228
Allegiant Travel Co	13,926	2,231,641
BWX Technologies Inc	11,500	547,400
[a] DigitalGlobe Inc	32,543	1,065,783
Dun & Bradstreet Corp	39,842	4,300,545
Equifax Inc	18,900	2,584,386
Fortive Corp	30,200	1,818,644
[a] Genesee & Wyoming Inc	87,216	5,918,478
[a] HD Supply Holdings Inc	103,545	4,258,288
Hexcel Corp	97,234	5,304,115
[a] IHS Markit Ltd	141,315	5,928,164
J.B. Hunt Transport Services Inc	36,846	3,380,252
Robert Half International Inc	91,688	4,477,125
Rockwell Automation Inc	26,000	4,048,460
Roper Technologies Inc	46,343	9,569,366
Stanley Black & Decker Inc	26,996	3,586,959
Textron Inc	56,700	2,698,353
[a] Univar Inc	59,000	1,808,940
[a] Verisk Analytics Inc	52,361	4,248,572
		71,387,699

|48

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Information Technology 24.1%
[a] 2U Inc	133,879	$5,309,641
[a] Alarm.com Holdings Inc	39,696	1,220,255
Alliance Data Systems Corp	10,266	2,556,234
Analog Devices Inc	46,091	3,777,157
[a] ANSYS Inc	35,669	3,811,946
[a] Atlassian Corp. PLC (Australia)	81,082	2,428,406
[a] Autodesk Inc	37,000	3,199,390
[a] Bottomline Technologies (de) Inc	96,419	2,280,309
[a] Cavium Inc	20,500	1,469,030
Cognex Corp	65,648	5,511,150
[a] CoStar Group Inc	31,035	6,431,073
CSRA Inc	158,655	4,647,005
[a] Electronic Arts Inc	31,349	2,806,362
Fidelity National Information Services Inc	64,282	5,118,133
[a] FleetCor Technologies Inc	31,695	4,799,574
[a] GoDaddy Inc., A	127,917	4,848,054
[a] Inphi Corp	33,000	1,611,060
[a] Integrated Device Technology Inc	78,440	1,856,675
KLA-Tencor Corp	38,287	3,639,945
Lam Research Corp	33,816	4,340,622
Microchip Technology Inc	57,127	4,214,830
Monolithic Power Systems	10,000	921,000
[a] MuleSoft Inc	9,700	236,001
NVIDIA Corp	37,700	4,106,661
[a] Palo Alto Networks Inc	34,998	3,943,575
[a] Proofpoint Inc	29,124	2,165,661
[a] Q2 Holdings Inc	19,696	686,406
[a] ServiceNow Inc	60,537	5,295,171
Skyworks Solutions Inc	15,000	1,469,700
[a] Square Inc., A	69,500	1,200,960
[a] Vantiv Inc., A	104,934	6,728,368
[a] ViaSat Inc	44,366	2,831,438
[a] Workday Inc., A	37,143	3,093,269
[a] Zendesk Inc	53,100	1,488,924
		110,043,985
Materials 4.2%
[a] Axalta Coating Systems Ltd	219,007	7,052,025
[a] Ingevity Corp	52,121	3,171,563
International Flavors & Fragrances Inc	21,500	2,849,395
Martin Marietta Materials Inc	28,191	6,152,686
		19,225,669
Real Estate 3.8%
American Campus Communities Inc	29,000	1,380,110
[a] CBRE Group Inc	93,321	3,246,637
Equinix Inc	20,553	8,228,805
[a] SBA Communications Corp	36,257	4,364,255
		17,219,807
Total Common Stocks (Cost $324,729,845)		445,451,371

|49

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth VIP Fund (continued)
	Shares	Value
Preferred Stocks 0.5%
Consumer Discretionary 0.5%
[a,c] DraftKings Inc., pfd., D	115,528	$509,045
[a,c] DraftKings Inc., pfd., D-1	284,105	1,780,797
Total Preferred Stocks (Cost $2,800,003)		2,289,842
Total Investments before Short Term Investments (Cost $327,529,848)		447,741,213

Short Term Investments 2.0%
Money Market Funds (Cost $8,058,165) 1.7%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	8,058,165	8,058,165
Investments from Cash Collateral Received for Loaned Securities (Cost
$1,301,000) 0.3%
Money Market Funds 0.3%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	1,301,000	1,301,000
Total Investments (Cost $336,889,013) 100.2%		457,100,378
Other Assets, less Liabilities (0.2)%		(1,032,920)
Net Assets 100.0%		$456,067,458

aNon-income producing.
bA portion or all of the security is on loan at March 31, 2017.
cSee Note 7 regarding restricted securities.
dSee Note 10 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day yield at period end.

|50

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Consolidated Statement of Investments, March 31, 2017 (unaudited)
Franklin Strategic Income VIP Fund
		Shares/
		Units/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 2.1%
Consumer Services 1.3%
[a,b,c] Turtle Bay Resort	United States	1,901,449	$8,913,040
Energy 0.6%
[a] CHC Group LLC	Cayman Islands	17,098	243,645
[a] Energy XXI Gulf Coast Inc	United States	26,029	780,089
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	4,009	24,054
[a,d] Halcon Resources Corp	United States	97,655	737,915
[a] Halcon Resources Corp., wts., 9/09/20.	United States	8,155	14,394
[a] Linn Energy Inc	United States	23,266	674,714
[a] Midstates Petroleum Co. Inc	United States	682	12,583
[a,e] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	4,836	544
[a] Penn Virginia Corp	United States	8,290	375,123
[a,f] Penn Virginia Corp., 144A	United States	10,357	468,654
[a] W&T Offshore Inc	United States	85,100	235,727
[d] Warrior Met Coal LLC, A	United States	1,499	420,429
			3,987,871
Materials 0.0%†
[a] Verso Corp., A	United States	6,954	41,724
[a] Verso Corp., wts., 7/25/23	United States	732	—
			41,724
Retailing 0.0%†
[a,d] Holdco 2, A	South Africa	14,792,309	11,024
[a,d] Holdco 2, B	South Africa	1,472,041	1,098
			12,122
Transportation 0.0%†
[a,e] CEVA Holdings LLC.	United States	224	44,856
Utilities 0.2%
Vistra Energy Corp	United States	51,377	837,445
Total Common Stocks and Other Equity Interests
(Cost $18,088,131)			13,837,058

Management Investment Companies 7.2%
Diversified Financials 7.2%
[g] Franklin Lower Tier Floating Rate Fund	United States	2,590,404	27,069,719
[g] Franklin Middle Tier Floating Rate Fund	United States	2,175,846	21,954,286
Total Management Investment Companies
(Cost $47,110,076)			49,024,005

Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a,e] CEVA Holdings LLC, cvt. pfd., A-1	United States	6	2,100
[a,e] CEVA Holdings LLC, cvt. pfd., A-2	United States	486	121,378
Total Convertible Preferred Stocks (Cost $731,856)			123,478

Consolidated Quarterly Statement of Investments | See Notes to Statements of Investments. | 51

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Convertible Bonds (Cost $1,626,587) 0.2%
Energy 0.2%
CHC Group LLC/CHC Finance Ltd., cvt., zero cpn., 10/01/20	Cayman Islands	879,236		$1,622,190
Corporate Bonds 43.9%
Automobiles & Components 1.1%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23.	United Kingdom	3,000,000		3,084,690
Ford Motor Credit Co. LLC, senior note, 3.096%, 5/04/23	United States	2,100,000		2,049,722
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	1,300,000		1,335,750
senior note, 5.125%, 11/15/23	United States	700,000		730,187
				7,200,349
Banks 4.6%
Bank of America Corp.,
senior note, 7.75%, 4/30/18	United States	500,000	GBP	672,460
senior note, 5.65%, 5/01/18	United States	750,000		780,484
senior note, 3.50%, 4/19/26	United States	4,800,000		4,744,229
CIT Group Inc.,
senior note, 5.375%, 5/15/20	United States	1,000,000		1,068,130
senior note, 5.00%, 8/15/22	United States	2,500,000		2,623,425
Citigroup Inc.,
senior note, 3.875%, 10/25/23	United States	3,000,000		3,108,342
senior note, 3.30%, 4/27/25	United States	300,000		294,328
senior note, 3.40%, 5/01/26	United States	3,100,000		3,021,275
sub. bond, 5.50%, 9/13/25.	United States	500,000		547,511
sub. note, 4.05%, 7/30/22	United States	300,000		312,752
JPMorgan Chase & Co.,
[h] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	1,500,000		1,567,950
[h] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	500,000		529,000
senior bond, 3.30%, 4/01/26	United States	400,000		392,574
senior bond, 3.20%, 6/15/26	United States	1,500,000		1,458,001
senior note, 4.25%, 10/15/20	United States	1,000,000		1,060,870
sub. note, 3.375%, 5/01/23	United States	1,000,000		1,002,865
sub. note, 3.875%, 9/10/24	United States	1,000,000		1,015,122
Wells Fargo & Co.,
[h] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	1,500,000		1,568,025
senior note, 2.60%, 7/22/20	United States	700,000		707,165
senior note, 3.00%, 4/22/26	United States	5,000,000		4,793,465
				31,267,973
Capital Goods 1.0%
[f] Cortes NP Acquisition Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,600,000		1,720,000
Navistar International Corp., senior bond, 8.25%, 11/01/21.	United States	1,400,000		1,406,986
[f] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	1,400,000		1,422,750
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	500,000		507,500
senior sub. bond, 6.50%, 5/15/25	United States	200,000		202,250
senior sub. bond, 6.375%, 6/15/26	United States	900,000		902,781
senior sub. note, 6.00%, 7/15/22	United States	400,000		406,240
				6,568,507
Commercial & Professional Services 0.2%
United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	1,600,000		1,674,000

|52

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Consumer Durables & Apparel 0.8%
[f] Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	2,000,000		$1,975,000
KB Home,
senior note, 4.75%, 5/15/19	United States	1,000,000		1,032,500
senior note, 7.00%, 12/15/21	United States	1,200,000		1,326,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	1,100,000		1,164,625
				5,498,125
Consumer Services 1.9%
[f] 1011778 BC ULC/New Red Finance Inc., secured note, second lien,
144A, 6.00%, 4/01/22.	Canada	2,000,000		2,080,000
[f] International Game Technology PLC, senior secured bond, 144A, 6.50%,
2/15/25	United States	3,300,000		3,526,875
[f] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	900,000		921,375
senior note, 144A, 5.25%, 6/01/26	United States	800,000		816,000
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	3,000,000		3,055,626
MGM Resorts International, senior note, 6.75%, 10/01/20	United States	200,000		220,500
[f] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	700,000		713,125
[f] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	1,300,000		1,335,750
				12,669,251
Diversified Financials 3.1%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	1,600,000		1,606,000
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	2,000,000		1,939,722
The Goldman Sachs Group Inc.,
senior note, 3.50%, 1/23/25	United States	3,000,000		2,993,241
senior note, 3.75%, 2/25/26	United States	1,500,000		1,512,243
[f] Lincoln Finance Ltd., senior secured note, 144A, 6.875%, 4/15/21	Netherlands	600,000	EUR	685,996
Morgan Stanley,
senior note, 3.875%, 1/27/26	United States	4,200,000		4,263,340
sub. bond, 3.95%, 4/23/27.	United States	1,000,000		992,189
Navient Corp.,
senior note, 6.625%, 7/26/21	United States	800,000		830,000
senior note, 7.25%, 9/25/23	United States	2,500,000		2,525,000
senior note, 6.125%, 3/25/24	United States	500,000		478,750
[f] Park Aerospace Holdings Ltd.,
senior note, 144A, 5.25%, 8/15/22	Ireland	700,000		728,875
senior note, 144A, 5.50%, 2/15/24	Ireland	1,300,000		1,363,375
[f] Transurban Finance Co. Pty. Ltd., 144A, 3.375%, 3/22/27.	Australia	1,100,000		1,062,207
				20,980,938
Energy 3.9%
Apache Corp., senior bond, 2.625%, 1/15/23	United States	1,900,000		1,831,640
[c,i] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond,
7.875%, 4/15/22	United States	1,200,000		726,000
[f] California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	716,000		586,225
[f] Cheniere Corpus Christi Holdings LLC,
senior secured note, 144A, 7.00%, 6/30/24	United States	800,000		885,000
senior secured note, first lien, 144A, 5.875%, 3/31/25.	United States	700,000		732,375
CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	2,500,000		2,484,375
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	1,900,000		2,128,000
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22.	United States	1,000,000		1,072,472

|53

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[f,j] EnQuest PLC, 144A, PIK, 7.00%, 10/15/23	United Kingdom	1,146,508	$866,637
[f] Gaz Capital SA (OJSC Gazprom), loan participation, senior note, 144A,
3.85%, 2/06/20	Russia	1,500,000	1,525,403
Kinder Morgan Inc.,
senior bond, 4.30%, 6/01/25	United States	2,000,000	2,046,440
senior note, 6.50%, 9/15/20	United States	1,500,000	1,675,617
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior
note, 7.25%, 2/15/21	United States	2,000,000	2,030,000
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior note, 5.875%, 3/01/22	United States	200,000	220,123
senior note, 5.00%, 10/01/22	United States	500,000	532,238
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	2,000,000	2,156,492
first lien, 5.625%, 4/15/23	United States	900,000	977,499
Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	300,000	279,750
[f,j] W&T Offshore Inc.,
second lien, 144A, PIK, 10.75%, 5/15/20	United States	459,137	381,654
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21.	United States	410,888	307,334
Weatherford International Ltd.,
senior note, 7.75%, 6/15/21	United States	800,000	866,000
senior note, 8.25%, 6/15/23	United States	1,000,000	1,090,000
[f] Woodside Finance Ltd., senior note, 144A, 3.70%, 9/15/26	Australia	1,300,000	1,272,326
			26,673,600
Food & Staples Retailing 0.6%
Kroger Co., senior bond, 2.65%, 10/15/26	United States	1,400,000	1,292,159
Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	2,500,000	2,554,988
			3,847,147
Food, Beverage & Tobacco 1.8%
Anheuser-Busch InBev Finance Inc., senior note, 3.30%, 2/01/23	Belgium	1,300,000	1,324,644
[f] Imperial Brands Finance PLC, senior note, 144A, 3.50%, 2/11/23	United Kingdom	2,100,000	2,123,232
[f] JBS USA LLC/Finance Inc.,
senior note, 144A, 8.25%, 2/01/20	United States	2,000,000	2,060,000
senior note, 144A, 5.75%, 6/15/25	United States	500,000	507,500
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	1,800,000	1,694,695
[f] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	600,000	613,500
senior note, 144A, 4.875%, 11/01/26	United States	1,400,000	1,431,500
[f] Post Holdings Inc.,
senior note, 144A, 6.00%, 12/15/22	United States	500,000	528,125
senior note, 144A, 7.75%, 3/15/24	United States	1,000,000	1,107,710
senior note, 144A, 5.50%, 3/01/25	United States	500,000	501,250
			11,892,156
Health Care Equipment & Services 1.4%
CHS/Community Health Systems Inc.,
senior note, 6.875%, 2/01/22	United States	400,000	344,000
senior secured note, first lien, 6.25%, 3/31/23	United States	500,000	511,875
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	500,000	505,937
senior bond, 5.00%, 5/01/25	United States	900,000	899,442
senior note, 5.75%, 8/15/22	United States	1,500,000	1,558,125

|54

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Health Care Equipment & Services (continued)
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	1,500,000		$1,623,750
senior secured bond, first lien, 5.875%, 3/15/22	United States	450,000		496,125
senior secured bond, first lien, 5.25%, 4/15/25.	United States	600,000		639,000
[f] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	900,000		969,862
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	500,000		505,852
Tenet Healthcare Corp.,
senior note, 5.50%, 3/01/19	United States	300,000		305,250
senior note, 8.125%, 4/01/22	United States	1,000,000		1,047,500
				9,406,718
Household & Personal Products 0.3%
The Procter & Gamble Co., senior note, 2.45%, 11/03/26	United States	1,800,000		1,723,855
Insurance 1.1%
MetLife Inc.,
senior note, 3.60%, 4/10/24	United States	2,400,000		2,483,306
senior note, 3.00%, 3/01/25	United States	300,000		295,925
[f] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN
thereafter, 10/16/44	Japan	3,500,000		3,698,695
Prudential Financial Inc., 3.50%, 5/15/24	United States	800,000		824,209
				7,302,135
Materials 5.4%
ArcelorMittal,
senior note, 6.25%, 3/01/21	France	1,800,000		1,954,296
senior note, 6.125%, 6/01/25	France	300,000		334,125
[f] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.75%, 1/31/21	Luxembourg	200,000		206,750
senior note, 144A, 6.00%, 6/30/21	Luxembourg	1,300,000		1,342,250
senior note, 144A, 6.00%, 2/15/25	Luxembourg	400,000		407,000
[f] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	1,500,000		1,582,500
[f,k] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	2,200,000		2,205,500
[f] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%,
4/01/24	Mexico	1,000,000		1,052,815
[f] Cemex SAB de CV, first lien, 144A, 5.70%, 1/11/25	Mexico	1,500,000		1,555,972
[f] Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	1,200,000	EUR	1,363,723
The Chemours Co., senior note, 6.625%, 5/15/23	United States	2,000,000		2,130,000
[f] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Canada	825,000		853,875
senior note, 144A, 7.25%, 4/01/23	Canada	600,000		608,250
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24.	United States	2,500,000		2,337,500
[f] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21.	Switzerland	1,000,000		1,074,910
[f] Glencore Funding LLC,
senior note, 144A, 4.125%, 5/30/23	Switzerland	600,000		612,007
senior note, 144A, 4.625%, 4/29/24	Switzerland	250,000		260,543
[f] INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	3,000,000		3,097,500
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	2,100,000		2,193,544
[f] Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	2,000,000		2,045,000
[f] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	1,400,000		1,445,500
senior note, 144A, 5.875%, 8/15/23	United States	700,000		742,000

|55

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Materials (continued)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA,
first lien, 5.75%, 10/15/20	United States	700,000		$721,007
[f] first lien, 144A, 5.125%, 7/15/23	United States	700,000		720,125
[f] senior note, 144A, 7.00%, 7/15/24	United States	500,000		536,250
[f] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	1,000,000		1,043,750
senior bond, 144A, 5.50%, 9/15/25.	United States	400,000		425,000
senior note, 144A, 4.875%, 12/01/22	United States	1,000,000		1,045,620
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	1,000,000		1,047,500
senior note, 5.125%, 10/01/21	United States	1,000,000		1,036,250
[f] Valvoline Inc., senior note, 144A, 5.50%, 7/15/24	United States	700,000		736,750
				36,717,812
Media 4.8%
21st Century Fox America Inc., senior note, 3.00%, 9/15/22	United States	500,000		500,723
[f] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	1,700,000		1,751,000
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	2,000,000		2,007,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	2,000,000		2,080,000
[f] senior bond, 144A, 5.375%, 5/01/25	United States	900,000		925,875
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000		1,043,120
senior sub. note, 7.625%, 3/15/20	United States	200,000		199,500
senior sub. note, 7.625%, 3/15/20	United States	500,000		506,250
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	2,000,000		2,173,750
DISH DBS Corp.,
senior note, 6.75%, 6/01/21	United States	500,000		540,937
senior note, 5.875%, 7/15/22	United States	500,000		526,560
senior note, 5.875%, 11/15/24	United States	500,000		526,875
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21.	United States	1,000,000		762,500
senior secured note, first lien, 9.00%, 9/15/22	United States	700,000		528,500
[f] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24.	United States	1,600,000		1,628,000
[f] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24.	United States	1,700,000		1,827,500
senior bond, 144A, 5.375%, 4/15/25	United States	800,000		820,800
Tegna Inc.,
senior bond, 6.375%, 10/15/23	United States	1,000,000		1,061,250
[f] senior bond, 144A, 5.50%, 9/15/24.	United States	300,000		308,250
senior note, 5.125%, 7/15/20	United States	1,000,000		1,035,000
Time Warner Cable LLC, senior note, 4.00%, 9/01/21	United States	1,300,000		1,348,749
Time Warner Inc., senior bond, 2.95%, 7/15/26	United States	1,800,000		1,679,276
[f] Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, senior
secured note, first lien, 144A, 5.625%, 4/15/23	Germany	640,000	EUR	725,848
[f] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	1,700,000		1,795,625
[f] Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 2/15/25	United States	2,500,000		2,468,750
[f] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24	United Kingdom	900,000	GBP	1,209,555
[f] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A,
5.50%, 1/15/25	United Kingdom	1,900,000		1,952,250

|56

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Media (continued)
[f] Ziggo Secured Finance BV, senior secured bond, 144A, 4.25%, 1/15/27 .	Netherlands	700,000	EUR	$780,590
				32,714,533
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	2,200,000		2,219,400
Baxalta Inc., senior note, 4.00%, 6/23/25	United States	2,500,000		2,551,345
Biogen Inc., senior note, 3.625%, 9/15/22	United States	1,500,000		1,548,801
[f] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25.	United States	1,200,000		1,029,000
senior note, 144A, 6.00%, 7/15/23	United States	400,000		352,000
[f] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior
note, 144A, 6.375%, 8/01/23	United States	1,200,000		1,257,000
[f] Valeant Pharmaceuticals International, senior note, 144A, 6.375%,
10/15/20	United States	1,100,000		1,001,000
[f] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	300,000		232,125
senior note, 144A, 5.50%, 3/01/23	United States	400,000		310,000
senior note, 144A, 7.00%, 3/15/24	United States	200,000		205,750
				10,706,421
Real Estate 0.8%
American Tower Corp., senior bond, 3.375%, 10/15/26	United States	2,400,000		2,292,602
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	2,500,000		2,615,625
MPT Operating Partnership LP/MPT Finance Corp., senior bond, 5.25%,
8/01/26	United States	800,000		792,000
				5,700,227
Retailing 0.6%
Home Depot Inc., senior note, 2.125%, 9/15/26	United States	1,500,000		1,393,497
[f,j] K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%,
12/31/22	South Africa	1,091,054		114,561
[f,j] K2016740260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22	South Africa	157,590		216,686
Netflix Inc., senior bond, 5.875%, 2/15/25.	United States	2,300,000		2,478,250
				4,202,994
Semiconductors & Semiconductor Equipment 0.2%
Qorvo Inc., senior bond, 7.00%, 12/01/25.	United States	1,400,000		1,554,000
Software & Services 1.1%
[f] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	2,000,000		2,025,000
[f] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	2,100,000		2,174,025
senior note, 144A, 7.00%, 12/01/23	United States	700,000		752,500
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	600,000		617,005
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,000,000		1,032,600
[f] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	500,000		512,230
				7,113,360
Technology Hardware & Equipment 0.9%
[f] CommScope Technologies LLC,
senior bond, 144A, 6.00%, 6/15/25.	United States	1,400,000		1,473,500
senior bond, 144A, 5.00%, 3/15/27.	United States	1,700,000		1,701,615
[f] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	300,000		315,481
senior note, 144A, 7.125%, 6/15/24	United States	200,000		221,202

|57

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Technology Hardware & Equipment (continued)
Western Digital Corp., senior note, 10.50%, 4/01/24	United States	2,000,000		$2,360,000
				6,071,798
Telecommunication Services 3.6%
AT&T Inc., senior bond, 3.40%, 5/15/25	United States	1,900,000		1,841,699
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	700,000		732,375
senior bond, 5.625%, 4/01/25	United States	900,000		865,125
senior note, 6.45%, 6/15/21	United States	500,000		533,695
[f] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,200,000		1,035,900
[f] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	1,000,000		906,840
[f] Hughes Satellite Systems Corp., senior bond, 144A, 6.625%, 8/01/26	United States	1,600,000		1,640,000
Intelsat Jackson Holdings SA,
senior note, 7.25%, 10/15/20	Luxembourg	1,000,000		916,250
senior note, 7.50%, 4/01/21	Luxembourg	500,000		453,125
[f] Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21 .	Luxembourg	2,200,000		2,310,275
Sprint Communications Inc.,
senior note, 6.00%, 11/15/22	United States	500,000		512,500
[f] senior note, 144A, 9.00%, 11/15/18	United States	400,000		436,500
[f] senior note, 144A, 7.00%, 3/01/20	United States	800,000		874,000
Sprint Corp., senior bond, 7.875%, 9/15/23.	United States	500,000		555,000
[f] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, 144A, 3.36%,
3/20/23	United States	1,800,000		1,803,774
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	500,000		541,250
senior bond, 6.375%, 3/01/25	United States	1,300,000		1,404,000
senior note, 6.542%, 4/28/20	United States	1,400,000		1,429,750
senior note, 6.125%, 1/15/22	United States	200,000		211,750
senior note, 6.00%, 4/15/24	United States	200,000		213,750
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	2,000,000		2,198,062
[f] Wind Acquisition Finance SA,
senior secured note, 144A, 4.00%, 7/15/20	Italy	1,200,000	EUR	1,302,812
senior secured note, 144A, 7.00%, 4/23/21	Italy	1,500,000	EUR	1,661,940
				24,380,372
Transportation 0.6%
FedEx Corp., senior bond, 3.25%, 4/01/26	United States	1,800,000		1,787,191
[f] Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	900,000		929,250
senior note, 144A, 9.75%, 5/01/20	United States	400,000		429,500
United Airlines Pass Through Trust, second lien, 2016-1, A, 3.45%,
1/07/30	United States	1,000,000		981,250
				4,127,191
Utilities 2.5%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,200,000		1,196,856
senior note, 5.375%, 1/15/23	United States	1,300,000		1,322,750
Dominion Resources Inc., senior bond, 2.85%, 8/15/26	United States	1,100,000		1,029,107
[f] Dynegy Inc., senior note, 144A, 8.00%, 1/15/25	United States	1,900,000		1,828,750
[f,h] EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	3,000,000		2,960,655
Exelon Corp., senior bond, 3.95%, 6/15/25	United States	1,800,000		1,853,069
[f] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	2,500,000		2,240,625

|58

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Utilities (continued)
Sempra Energy,
senior bond, 3.55%, 6/15/24	United States	700,000	$709,913
senior note, 3.75%, 11/15/25	United States	1,100,000	1,121,939
The Southern Co., senior bond, 3.25%, 7/01/26	United States	2,800,000	2,676,148
			16,939,812
Total Corporate Bonds (Cost $296,418,910)			296,933,274

[l] Senior Floating Rate Interests 10.3%
Automobiles & Components 0.4%
Goodyear Tire & Rubber Co./The, Second Lien Term Loan, 2.86%,
4/30/19	United States	158,771	159,565
TI Group Automotive Systems LLC, Initial US Term Loan, 3.732%,
6/30/22	United States	2,250,854	2,266,329
			2,425,894
Capital Goods 0.2%
[m] Allison Transmission Inc., Term Loans, 4.88%, 9/23/22	United States	855,585	864,599
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.50%, 10/09/20.	United States	76,701	74,655
Harsco Corp., Initial Term Loan, 6.00%, 11/02/23	United States	233,172	238,419
Leidos (Abacus Innovations Corp.), B Term Loan, 3.25%, 8/16/23	United States	161,363	163,259
			1,340,932
Commercial & Professional Services 0.1%
KAR Auction Services Inc., Tranche B-3 Term Loans, 4.50%, 3/09/23	United States	882,151	893,867
Ventia Pty. Ltd., Refinancing Term B Loans, 4.662%, 5/21/22	Australia	83,582	84,209
			978,076
Consumer Services 0.9%
Aristocrat Technologies Inc., Tranche B-2 Loans, 3.143%, 10/20/21	Australia	166,886	168,125
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.15%, 3/15/22	United States	389,893	391,160
[m] Eldorado Resorts Inc., Initial Term Loan, 5.13%, 4/17/24	United States	523,010	524,971
Fitness International LLC, Term B Loan, 6.00%, 7/01/20	United States	2,949,582	2,977,234
[m] Greektown Holdings LLC, Initial Term Loan, 5.88%, 4/26/24	United States	282,692	282,810
Prime Security Services Borrower LLC, 2016-2 Refinancing Term B-1
Loan, 4.25%, 5/02/22	United States	669,497	676,431
[c,j] Turtle Bay Holdings LLC, Term Loan B, PIK, 3.625%, 6/30/17	United States	1,124,013	1,107,153
			6,127,884
Diversified Financials 0.1%
First Eagle Investment Management, Initial Term Loans, 5.147%,
12/01/22	United States	496,417	499,675
Russell Investments US Institutional Holdco Inc., Initial Term Loan,
6.75%, 6/01/23	United States	332,494	335,819
			835,494
Energy 1.6%
Bowie Resource Holdings LLC,
[m] First Lien Initial Term Loan, 6.75%, 8/14/20	United States	2,681,409	2,611,692
Second Lien Initial Term Loan, 11.75%, 2/16/21.	United States	1,248,332	1,152,626
[m] Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	3,955,827	3,822,317
International Seaways Inc., Initial Term Loan, 5.75% - 5.79%, 8/05/19	United States	1,674,189	1,672,795
McDermott Finance LLC, Term Loan, 8.397%, 4/16/19	United States	146,978	149,275
OSG Bulk Ships Inc., Initial Term Loan, 5.29%, 8/05/19	United States	990,092	979,366
[m] UTEX Industries Inc., First Lien Initial Term Loan, 6.88%, 5/21/21	United States	189,925	177,640
			10,565,711

|59

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

[l] Senior Floating Rate Interests (continued)
Food & Staples Retailing 0.1%
[m] Aramark Corp., U.S. Term A Loan, 4.63%, 3/17/22	United States	610,102	$610,370
Food, Beverage & Tobacco 0.1%
JBS USA LUX SA, Term Loan B, 3.289%, 10/30/22	Brazil	193,829	194,536
[m] Pinnacle Foods Finance LLC, New Term Facility, 2.811%, 2/03/24.	United States	771,126	775,601
			970,137
Health Care Equipment & Services 0.1%
Carestream Health Inc., Term Loan, 5.147%, 6/07/19	United States	477,941	462,408
Household & Personal Products 0.0%†
Spectrum Brands Inc., Term Loans, 3.281% - 3.509%, 6/23/22	United States	36,321	36,627
Materials 1.0%
The Chemours Co. LLC, Tranche B Term Loan, 6.00%, 5/12/22	United States	3,412,188	3,419,653
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	760,838	764,325
[m] FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%,
6/30/19	Australia	1,162,326	1,170,027
Huntsman International LLC, 2015 Extended Term B Dollar Loan,
3.982%, 4/19/19	United States	149,602	150,412
OCI Beaumont LLC, Term B-3 Loan, 8.025%, 8/20/19	United States	933,686	957,028
			6,461,445
Media 1.7%
Altice U.S. Finance I Corp., 2016 Refinancing Term Loans, 3.982%,
1/15/25	United States	200,109	200,859
AMC Entertainment Holdings Inc.,
2016 Incremental Term Commitments, 3.733%, 12/15/23	United States	77,919	78,659
Initial Term Loans, 3.662%, 12/15/22	United States	121,590	122,806
Charter Communications Operating LLC (CCO Safari), Term Loan A-1,
2.74%, 5/18/21	United States	981,750	981,750
CSC Holdings Inc. (Cablevision), 2016 Extended Term Loans, 3.943%,
10/11/24	United States	1,234,200	1,233,685
Gray Television Inc., Term B-2 Loan, 3.334%, 2/07/24	United States	906,818	914,753
Lions Gate Entertainment Corp., Term A Loan, 3.482%, 12/08/21	United States	535,024	538,034
Live Nation Entertainment Inc., Term B-2 Loans, 3.50%, 10/31/23.	United States	77,529	78,195
Radio One Inc., Term Loan B, 5.49%, 12/31/18	United States	6,747,656	6,819,349
UPC Financing Partnership, Facility AP, 3.662%, 4/15/25	United States	303,920	305,250
			11,273,340
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015
Incremental Term B Loans, 4.00%, 9/25/22	United States	2,766,853	2,771,657
Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 3.194%,
1/31/25	United States	2,359,025	2,367,666
RPI Finance Trust, Term A-2 Term Loan, 3.397%, 10/14/20	United States	363,782	364,691
Valeant Pharmaceuticals International Inc.,
[m] Series A-3 Tranche A Term Loan, 6.13%, 10/20/18	United States	25,790	25,811
Series C-2 Tranche B Term Loan, 5.45%, 12/11/19	United States	509,272	511,500
Series D-2 Tranche B Term Loan, 5.20%, 2/13/19	United States	827,015	830,633
			6,871,958
Retailing 0.7%
Ascena Retail Group Inc., Tranche B Term Loan, 5.50%, 8/21/22	United States	3,436,848	3,114,644
Dollar Tree Inc., Term A-1 Loans, 2.75%, 7/06/20	United States	543,786	543,183
[m] PetSmart Inc., Tranche B-2 Loans, 4.02%, 3/11/22	United States	1,500,932	1,439,393
			5,097,220

|60

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

[l] Senior Floating Rate Interests (continued)
Semiconductors & Semiconductor Equipment 0.5%
MACOM Technology Solutions Holdings Inc., Refinancing Term Loans,
3.858%, 5/07/21	United States	763,396		$776,279
MKS Instruments Inc., Tranche B-2 Term Loans, 3.732%, 5/01/23.	United States	433,131		438,748
ON Semiconductor Corp., 2016 Replacement Term Loans, 3.232%,
3/31/23	United States	2,390,891		2,406,688
				3,621,715
Software & Services 0.7%
Global Payments Inc., Delayed Draw Term Loan (A-2), 3.198%,
10/31/21	United States	1,113,693		1,115,782
MoneyGram International Inc., Term Loan, 4.397%, 3/27/20	United States	3,450,776		3,455,089
Rackspace Hosting Inc., 2016 Refinancing Term B Loan, 4.535%,
11/03/23	United States	388,621		392,062
				4,962,933
Technology Hardware & Equipment 0.4%
Ciena Corp., Refinancing Term Loan, 3.478%, 1/28/22	United States	182,690		184,060
Dell International LLC, Term A-3 Loan, 2.99%, 12/31/18	United States	971,147		973,474
Western Digital Corp., US Term B-2 Loan, 3.732%, 4/29/23	United States	946,328		954,164
Zebra Technologies Corp., Second Amendment Refinancing Term Loan,
3.60%, 10/27/21	United States	313,641		316,680
				2,428,378
Telecommunication Services 0.1%
Consolidated Communications Inc., Initial Term Loan, 4.00%, 10/05/23	United States	239,061		240,795
Global Tel*Link Corp., Term Loan, 5.00%, 5/23/20	United States	279,874		279,567
				520,362
Transportation 0.3%
Air Canada, Term Loan, 3.755%, 10/06/23	Canada	49,550		50,145
Navios Maritime Midstream Partners LP and Navios Maritime Midstream
Partners Finance (US) Inc., Term Loan, 5.66%, 6/18/20	Marshall Islands	1,282,296		1,282,296
[m] United Air Lines Inc., Term Loan B, 5.13%, 3/29/24	United States	295,041		296,424
XPO Logistics Inc., Refinancing Term Loans, 3.108%, 10/29/21	United States	93,651		94,154
				1,723,019
Utilities 0.3%
[m] Calpine Construction Finance Co. LP, Term B-1 Loan, 3.23%, 5/03/20	United States	1,000,000		1,004,063
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.65%, 6/28/23	United States	169,209		170,986
NRG Energy Inc., Term Loans, 3.232%, 6/30/23	United States	863,475		868,008
				2,043,057
Total Senior Floating Rate Interests
(Cost $68,933,002)				69,356,960

Foreign Government and Agency Securities 8.1%
Government of Hungary, senior note, 6.25%, 1/29/20	Hungary	1,500,000		1,645,852
Government of Indonesia,
6.125%, 5/15/28.	Indonesia	34,000,000,000	IDR	2,314,846
FR34, 12.80%, 6/15/21	Indonesia	17,235,000,000	IDR	1,570,169
senior bond, FR53, 8.25%, 7/15/21	Indonesia	46,000,000,000	IDR	3,629,809
senior bond, FR70, 8.375%, 3/15/24	Indonesia	26,500,000,000	IDR	2,137,819
Government of Malaysia, senior note, 4.012%, 9/15/17	Malaysia	10,400,000	MYR	2,358,595

|61

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*			Value

Foreign Government and Agency Securities (continued)
Government of Mexico,
7.75%, 12/14/17.	Mexico	345,000	[n]	MXN	$1,856,538
senior note, 8.50%, 12/13/18	Mexico	2,305,000	[n]	MXN	12,665,690
senior note, M, 5.00%, 6/15/17	Mexico	750,000	[n]	MXN	3,995,353
Government of the Philippines, senior note, 3-21, 2.875%, 5/22/17	Philippines	77,000,000		PHP	1,534,791
[f] Government of Serbia,
senior note, 144A, 4.875%, 2/25/20	Serbia	4,000,000			4,153,000
senior note, 144A, 7.25%, 9/28/21	Serbia	200,000			228,324
[f] Government of Ukraine,
144A, 7.75%, 9/01/22	Ukraine	200,000			192,380
144A, 7.75%, 9/01/23	Ukraine	369,000			348,945
144A, 7.75%, 9/01/24	Ukraine	369,000			345,971
144A, 7.75%, 9/01/25	Ukraine	369,000			341,089
144A, 7.75%, 9/01/26	Ukraine	369,000			339,480
144A, 7.75%, 9/01/27	Ukraine	369,000			338,557
[a,o] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	1,952,000			731,024
Nota Do Tesouro Nacional,
10.00%, 1/01/21.	Brazil	7,800	[p]	BRL	2,504,941
10.00%, 1/01/23.	Brazil	9,000	[p]	BRL	2,881,377
[q] Index Linked, 6.00%, 8/15/18.	Brazil	5,525	[p]	BRL	5,320,880
[q] Index Linked, 6.00%, 5/15/23.	Brazil	3,350	[p]	BRL	3,312,895
Total Foreign Government and Agency Securities
(Cost $54,888,515)					54,748,325

U.S. Government and Agency Securities 6.0%
U.S. Treasury Bond,
7.875%, 2/15/21.	United States	900,000			1,105,629
6.50%, 11/15/26.	United States	2,400,000			3,248,906
3.00%, 11/15/45.	United States	5,000,000			4,968,750
[r] Index Linked, 0.625%, 1/15/24	United States	4,953,048			5,074,418
[r] Index Linked, 2.375%, 1/15/25	United States	3,091,326			3,567,934
U.S. Treasury Note,
3.75%, 11/15/18.	United States	7,000,000			7,286,153
2.75%, 2/15/24	United States	4,000,000			4,139,064
[r] Index Linked, 2.125%, 1/15/19	United States	791,597			832,984
[r] Index Linked, 0.625%, 7/15/21	United States	1,723,592			1,788,785
[r] Index Linked, 0.125%, 7/15/24	United States	8,711,884			8,638,269
Total U.S. Government and Agency Securities
(Cost $40,723,027)					40,650,892

Asset-Backed Securities and Commercial Mortgage-
Backed Securities 10.9%
Banks 1.5%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%,
7/10/46	United States	771,298			769,820
[l] Bear Stearns ARM Trust, 2004-4, A6, FRN, 3.195%, 6/25/34	United States	1,351,578			1,368,850
Bear Stearns Commercial Mortgage Securities Trust, 2006-PW13, AJ,
5.611%, 9/11/41	United States	195,632			195,456
[l] Citibank Credit Card Issuance Trust,
2013-A2, A2, FRN, 1.264%, 5/26/20.	United States	650,000			651,418
2013-A4, A4, FRN, 1.404%, 7/24/20.	United States	710,000			713,243

|62

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Banks (continued)
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	1,362,545	$1,292,118
[l] 2007-C6, AM, FRN, 5.922%, 12/10/49	United States	1,700,000	1,722,626
[l] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.951%, 7/10/38	United States	1,215,000	1,030,262
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50.	United States	915,000	939,940
[l] CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN, 5.21%,
3/25/34	United States	1,275,000	1,285,587
[l] Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 1.362%,
8/25/35	United States	201,734	195,584
[l] Morgan Stanley Capital I Trust, 2006-HQ8, AJ, FRN, 5.627%, 3/12/44	United States	33,558	33,680
			10,198,584
Diversified Financials 9.4%
[f,l] Ares Enhanced Loan Investment Strategy IR Ltd., 2013-IRAR, A2A,
144A, FRN, 2.943%, 7/23/25.	Cayman Islands	740,000	740,444
[f,l] Atrium VIII,
8A, BR, 144A, FRN, 2.941%, 10/23/24	Cayman Islands	350,000	353,094
8A, CR, 144A, FRN, 3.541%, 10/23/24	Cayman Islands	470,000	472,317
[f,l] Atrium X, 10A, C, 144A, FRN, 3.623%, 7/16/25.	United States	1,400,000	1,407,476
[f,l] Atrium XI,
11A, C, 144A, FRN, 4.241%, 10/23/25	Cayman Islands	1,820,000	1,820,146
[k] 11A, CR, 144A, FRN, 3.115%, 10/23/25	Cayman Islands	1,820,000	1,820,000
Banc of America Commercial Mortgage Trust,
2015-UBS7, A3, 3.441%, 9/15/48.	United States	1,050,000	1,075,468
2015-UBS7, A4, 3.705%, 9/15/48.	United States	1,170,000	1,218,354
[l] Bank of America Credit Card Trust, 2005-A1, A, FRN, 1.242%, 6/15/20	United States	800,000	801,665
[f,l] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 3.081%, 5/26/35	United States	440,000	416,405
[f] BlueMountain CLO Ltd.,
[l] 2012-2A, BR, 144A, FRN, 2.952%, 11/20/28	Cayman Islands	510,000	510,694
2012-2A, CR, 144A, 3.652%, 11/20/28	Cayman Islands	270,000	270,637
[f,l] Burnham Park CLO Ltd.,
2016-1A, A, 144A, FRN, 2.318%, 10/20/29	Cayman Islands	350,000	350,070
2016-1A, B, 144A, FRN, 2.658%, 10/20/29	Cayman Islands	460,000	458,551
2016-1A, C, 144A, FRN, 3.258%, 10/20/29	Cayman Islands	460,000	460,506
[l] Capital One Multi-Asset Execution Trust,
2014-A3, A3, FRN, 1.292%, 1/18/22.	United States	370,000	371,732
2016-A1, A1, FRN, 1.362%, 2/15/22.	United States	2,950,000	2,968,367
2016-A2, A2, FRN, 1.542%, 2/15/24.	United States	3,990,000	4,041,164
[f,l] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, BR, 144A, FRN, 2.93%, 1/20/29.	United States	500,000	502,775
2012-4A, C1R, 144A, FRN, 3.63%, 1/20/29.	United States	480,000	482,203
[f,l] Catamaran CLO Ltd.,
2013-1A, C, 144A, FRN, 3.637%, 1/27/25	United States	1,130,000	1,129,955
2014-2A, BR, 144A, FRN, 3.974%, 10/18/26	Cayman Islands	1,550,000	1,553,782
[f,l] Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 1.46%, 3/11/21	United States	1,251,000	1,210,993
[f,l] Cent CLO LP,
2013-17A, B, 144A, FRN, 4.039%, 1/30/25	United States	784,314	786,165
2014-22A, A2AR, 144A, FRN, 2.984%, 11/07/26	Cayman Islands	392,000	393,862
2014-22A, BR, 144A, FRN, 3.984%, 11/07/26	Cayman Islands	340,000	340,017
[l] Chase Issuance Trust,
2012-A10, A10, FRN, 1.172%, 12/16/19	United States	470,000	470,713
2013-A6, A6, FRN, 1.332%, 7/15/20.	United States	1,090,000	1,093,811

|63

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[f,l] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 1.432%, 7/26/21	United States	242,812	$242,812
[f,l] Cole Park CLO Ltd., 15-1A, B, 144A, FRN, 3.28%, 10/20/28	Cayman Islands	270,000	272,076
[f] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	1,410,000	1,441,114
[f,l] Cumberland Park CLO Ltd.,
2015-2A, B, 144A, FRN, 3.13%, 7/20/26	United States	1,080,000	1,084,342
2015-2A, C, 144A, FRN, 3.88%, 7/20/26	United States	190,000	190,431
[l] Discover Card Execution Note Trust, 2016-A2, A2, FRN, 1.452%,
9/15/21	United States	2,950,000	2,973,928
[f,l] Dryden 33 Senior Loan Fund,
2014-33A, BR, 144A, FRN, 2.872%, 10/15/28	Cayman Islands	535,000	535,642
2014-33A, CR, 144A, FRN, 3.522%, 10/15/28	United States	270,000	272,020
[f,l] Dryden 34 Senior Loan Fund,
[k] 14-34A, AR, 144A, FRN, 2.182%, 10/15/26	Cayman Islands	200,000	200,000
2014-34A, B, 144A, FRN, 2.923%, 10/15/26	Cayman Islands	500,000	500,000
[f,l] Dryden XXV Senior Loan Fund, 2012-25A, CR, 144A, FRN, 3.523%,
1/15/25	Cayman Islands	378,000	379,890
[f,l] Dryden XXVIII Senior Loan Fund, 2013-28A, A3L, 144A, FRN, 3.739%,
8/15/25	Cayman Islands	1,000,000	996,770
[f,l] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN,
3.673%, 9/10/35	United States	1,350,000	1,390,758
[l] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 3.182%, 2/25/24	United States	1,500,000	1,543,154
2014-DN4, M3, FRN, 5.532%, 10/25/24	United States	770,000	830,782
2014-HQ2, M2, FRN, 3.182%, 9/25/24	United States	1,000,000	1,029,311
2015-HQ1, M2, FRN, 3.182%, 3/25/25	United States	712,691	722,828
2015-HQ1, M3, FRN, 4.782%, 3/25/25	United States	370,000	398,390
[f,l] Flagship CLO VIII Ltd., 2014-8A, AR, 144A, FRN, 2.085%, 1/16/26	Cayman Islands	540,000	540,626
[f,l] Flatiron CLO Ltd., 2014-1A, A1R, 144A, FRN, 2.018%, 7/17/26	Cayman Islands	1,640,000	1,642,427
[l] FNMA Connecticut Avenue Securities,
2014-C03, 1M2, FRN, 3.982%, 7/25/24	United States	670,000	691,752
2015-C01, 2M2, FRN, 5.532%, 2/25/25	United States	2,070,510	2,204,377
2015-C02, 1M2, FRN, 4.982%, 5/25/25	United States	804,920	848,036
2015-C02, 2M2, FRN, 4.982%, 5/25/25	United States	1,415,862	1,489,542
2017-C01, 1M2, FRN, 4.532%, 7/25/29	United States	1,890,000	1,915,189
[f,l] Galaxy CLO Ltd.,
2014-17A, AR, 144A, FRN, 2.423%, 7/15/26	Cayman Islands	720,000	722,340
2014-17A, BR, 144A, FRN, 2.823%, 7/15/26	Cayman Islands	470,000	471,278
2014-17A, C1R, 144A, FRN, 3.423%, 7/15/26	Cayman Islands	250,000	248,805
[f] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	2,000,000	1,960,225
[l] Impac Secured Assets Trust, 2007-2, FRN, 1.232%, 4/25/37	United States	209,642	201,344
[f,l] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 2.393%, 3/17/32.	United States	1,437,567	1,447,061
JP Morgan Chase Commercial Mortgage Securities Trust, 2006-CB17,
AM, 5.464%, 12/12/43	United States	44,928	44,903
[f,l] LCM XVI LP, 16A, B, 144A, FRN, 3.023%, 7/15/26	Cayman Islands	670,000	670,496
[f,l] LCM XVII LP,
2017A, BR, 144A, FRN, 2.873%, 10/15/26	United States	350,000	351,477
2017A, CR, 144A, FRN, 3.522%, 10/15/26	United States	320,000	320,730

|64

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[l] MortgageIT Trust, 2004-1, A2, FRN, 1.882%, 11/25/34	United States	251,355	$240,446
[f,l] Octagon Investment Partners XVII Ltd., 2013-1A, B1, 144A, FRN,
2.738%, 10/25/25	Cayman Islands	430,000	431,045
[f,l] Octagon Investment Partners XXIII Ltd., 2015-1A, B, 144A, FRN,
3.023%, 7/15/27	Cayman Islands	400,000	400,384
[l] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 1.292%,
11/25/35	United States	407,337	392,976
[l] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 2.284%,
2/25/35	United States	268,735	258,163
[l] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 3.092%,
4/25/45	United States	219,605	220,019
[f,l] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.78%, 4/15/24	United States	270,000	270,473
2013-2A, B, 144A, FRN, 3.718%, 4/25/25	United States	1,080,000	1,084,050
2015-2A, B, 144A, FRN, 3.021%, 7/23/27	United States	820,000	821,460
Wells Fargo Mortgage Backed Securities Trust,
[l] 2004-W, A9, FRN, 3.004%, 11/25/34	United States	676,785	687,113
2007-3, 3A1, 5.50%, 4/25/22	United States	158,248	161,949
			63,264,300
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $72,401,788)			73,462,884

Mortgage-Backed Securities 8.8%
[l] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 2.957%, 1/01/33	United States	27,031	27,971
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.1%
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19	United States	27,375	28,102
FHLMC Gold 15 Year, 6.00%, 5/01/17	United States	119	119
[s] FHLMC Gold 30 Year, 3.00%, 4/01/47	United States	7,250,000	7,182,598
FHLMC Gold 30 Year, 3.50%, 8/01/46	United States	3,952,053	4,046,293
[s] FHLMC Gold 30 Year, 3.50%, 4/01/47	United States	4,200,000	4,295,976
FHLMC Gold 30 Year, 4.00%, 3/01/47	United States	9,265,959	9,733,102
[s] FHLMC Gold 30 Year, 4.00%, 4/01/47	United States	1,400,000	1,468,688
FHLMC Gold 30 Year, 5.00%, 4/01/34 - 8/01/35	United States	291,196	318,967
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 1/01/35	United States	222,325	248,170
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 2/01/36	United States	187,791	213,030
FHLMC Gold 30 Year, 6.50%, 11/01/27 - 6/01/36	United States	39,555	44,294
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 4/01/30	United States	16,666	18,039
FHLMC Gold 30 Year, 7.50%, 8/01/30 - 7/01/31	United States	1,066	1,141
			27,598,519
[l] Federal National Mortgage Association (FNMA) Adjustable Rate
0.0%†
FNMA, 2.705% - 2.785%, 4/01/20 - 12/01/34	United States	122,361	128,973
Federal National Mortgage Association (FNMA) Fixed Rate 3.0%
FNMA 15 Year, 2.50%, 7/01/22 - 6/01/27	United States	390,941	395,633
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	44,252	45,403
FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18	United States	20,035	20,599
FNMA 15 Year, 5.50%, 7/01/17 - 11/01/18	United States	60,789	61,638
[s] FNMA 30 Year, 3.00%, 4/01/47	United States	8,050,000	7,983,965
FNMA 30 Year, 3.50%, 7/01/46	United States	5,333,434	5,460,754

|65

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate
(continued)
[s] FNMA 30 Year, 3.50%, 4/01/47	United States	4,200,000	$4,296,797
[s] FNMA 30 Year, 4.00%, 4/01/47	United States	1,700,000	1,783,273
FNMA 30 Year, 5.00%, 4/01/30	United States	73,995	80,844
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	201,261	228,013
			20,356,919
Government National Mortgage Association (GNMA) Fixed Rate
1.7%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34.	United States	270,212	298,612
GNMA I SF 30 Year, 6.50%, 2/15/32	United States	1,032	1,170
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32.	United States	17,005	17,332
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	1,307	1,511
[s] GNMA II SF 30 Year, 3.00%, 4/01/47	United States	5,400,000	5,447,672
GNMA II SF 30 Year, 3.50%, 2/20/47	United States	3,462,760	3,595,190
[s] GNMA II SF 30 Year, 3.50%, 4/01/47	United States	1,700,000	1,762,621
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	80,044	89,129
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	99,022	114,424
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	48,328	56,082
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	11,601	13,337
			11,397,080
Total Mortgage-Backed Securities (Cost $59,298,800)			59,509,462

Municipal Bonds 1.9%
California State GO, Refunding, 5.00%, 9/01/29	United States	1,650,000	1,951,290
California Statewide CDA, PCR, Southern California Edison Co.,
Mandatory Put 12/01/23, Refunding, Series D, 2.625%, 11/01/33	United States	390,000	396,084
Clark County School District GO, Refunding, Series D, 5.00%, 6/15/23	United States	1,500,000	1,750,440
Denver City and County Airport System Revenue, Refunding, Series A,
5.00%, 11/15/25	United States	210,000	252,063
Illinois State GO, Build America Bonds, 7.35%, 7/01/35	United States	1,000,000	1,068,060
Minnesota State GO, Refunding, Series D, 5.00%, 8/01/25	United States	830,000	1,012,177
New York City HDC Capital Fund Grant Program Revenue, New York
City Housing Authority Program, Series B1, 5.00%, 7/01/33	United States	500,000	551,700
New York State Dormitory Authority State Personal Income Tax
Revenue, General Purpose, Refunding, Series A, 5.00%, 2/15/25	United States	930,000	1,104,087
Port Authority of New York and New Jersey Revenue, Consolidated, One
Hundred Ninety-First Series, 4.823%, 6/01/45	United States	1,490,000	1,568,404
Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	3,465,000	2,191,612
Series XX, 5.25%, 7/01/40	United States	165,000	104,362
University of Texas Revenue, Series J, 5.00%, 8/15/25	United States	960,000	1,163,424
Total Municipal Bonds (Cost $13,924,208)			13,113,703

		Shares

Escrows and Litigation Trusts 0.0%†
[a,e] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow
Account	United States	1,500,000	—
[a,e] NewPage Corp., Litigation Trust	United States	2,500,000	—
[a] Penn Virginia Corp., Escrow Account	United States	1,500,000	33,750
[a,e] Vistra Energy Corp., Escrow Account.	United States	3,000,000	34,800

|66

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
	Country	Shares	Value
Escrows and Litigation Trusts (continued)†
[a] Vistra Energy Corp., Escrow Account, TRA	United States	51,378	$59,085
Total Escrows and Litigation Trusts (Cost $279,110)			127,635
Total Investments before Short Term Investments
(Cost $674,424,010)			672,509,866

		Principal
		Amount*
Short Term Investments 6.5%
U.S. Government and Agency Securities (Cost $368,901) 0.0%†
[t,u] U.S. Treasury Bill, 8/17/17	United States	370,000	368,927
Total Investments before Money Market Funds
(Cost $674,792,911)			672,878,793

		Shares
Money Market Funds (Cost $43,942,980) 6.5%
[g,v] Institutional Fiduciary Trust Money Market Portfolio, 0.32%.	United States	43,942,980	43,942,980
Total Investments (Cost $718,735,891) 105.9%			716,821,773
Other Assets, less Liabilities (5.9)%			(40,023,636)
Net Assets 100.0%			$676,798,137

|67

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security is owned by FT Holdings Corporation lll, a wholly-owned subsidiary of the Fund. See Note 11.
cAt March 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
dSee Note 7 regarding restricted securities.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2017, the aggregate value of these securities was $203,678, representing less than 0.1% of net assets.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $155,718,033, representing 23.0% of net assets.
gSee Note 10 regarding investments in affiliated management investment companies.
hPerpetual security with no stated maturity date.
iDefaulted security or security for which income has been deemed uncollectible.
jIncome may be received in additional securities and/or cash.
kA portion or all of the security purchased on a when-issued basis.
lThe coupon rate shown represents the rate at period end.
mA portion or all of the security purchased on a delayed delivery basis.
nPrincipal amount is stated in 100 Mexican Peso Units.
oThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
pPrincipal amount is stated in 1,000 Brazilian Real Units.
qRedemption price at maturity is adjusted for inflation.
rPrincipal amount of security is adjusted for inflation.
sSecurity purchased on a to-be-announced (TBA) basis.
tThe security was issued on a discount basis with no stated coupon rate.
uA portion or all of the security has been segregated as collateral for open future contracts. At March 31, 2017, the value of this security and/or cash pledged amounted to
$341,154, representing 0.1% of net assets.
vThe rate shown is the annualized seven-day yield at period end.

|68

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)

At March 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date Appreciation		Depreciation
Interest Rate Contracts
Euro-Bund.		Long	13	$2,238,427	6/08/17	$1,498	$—
Long Gilt		Long	46	7,354,043	6/28/17	86,971	—
U.S. Treasury 10 Yr. Ultra		Long	33	4,418,391	6/21/17	24,920	—
U.S. Treasury 30 Yr. Bond		Long	22	3,318,562	6/21/17	23,833	—
Total Futures Contracts						$137,222	$—
Net unrealized appreciation (depreciation)						$137,222

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	DBAB	Sell	8,308,345	$6,262,000	5/18/17	$—	$(81,621)
Australian Dollar	JPHQ	Sell	7,050,000	5,260,905	5/18/17	—	(121,939)
British Pound	DBAB	Sell	2,700,000	3,376,890	5/18/17	—	(10,314)
British Pound	JPHQ	Buy	600,000	747,702	5/18/17	5,010	—
British Pound	JPHQ	Sell	937,472	1,146,373	5/18/17	—	(29,705)
Canadian Dollar	JPHQ	Sell	4,600,000	3,497,673	5/18/17	36,457	—
Euro	BZWS	Sell	2,561,255	2,847,151	5/18/17	108,943	—
Euro	CITI	Sell	2,131,200	2,323,162	5/18/17	44,721	—
Euro	DBAB	Buy	1,250,000	1,374,750	5/18/17	—	(38,389)
Euro	DBAB	Sell	2,242,876	2,517,584	5/18/17	119,751	—
Euro	GSCO	Sell	369,000	409,590	5/18/17	15,096	—
Euro	HSBK	Sell	142,717	160,333	5/18/17	7,756	—
Euro	JPHQ	Buy	3,200,000	3,428,144	5/18/17	—	(7,061)
Euro	JPHQ	Sell	4,430,591	4,734,443	5/18/17	—	(2,251)
Euro	JPHQ	Sell	17,847,616	19,895,613	5/18/17	814,934	—
Indian Rupee	CITI	Buy	4,537,000	65,299	5/18/17	4,415	—
Indian Rupee	DBAB	Buy	345,556,000	4,980,783	5/18/17	328,929	—
Indian Rupee	HSBK	Buy	144,338,000	2,074,418	5/18/17	143,437	—
Japanese Yen	BZWS	Sell	60,047,000	583,109	5/18/17	42,657	—
Japanese Yen	CITI	Sell	42,830,000	419,067	5/18/17	33,577	—
Japanese Yen	DBAB	Sell	135,291,000	1,352,775	5/18/17	135,092	—
Japanese Yen	DBAB	Sell	405,702,500	3,578,570	5/18/17	—	(72,943)
Japanese Yen	HSBK	Sell	147,626,000	1,433,540	5/18/17	104,837	—
Japanese Yen	JPHQ	Sell	437,650,000	3,862,363	5/18/17	—	(76,693)
Japanese Yen	JPHQ	Sell	698,636,000	6,946,531	5/18/17	658,477	—
British Pound	JPHQ	Sell	1,250,000	1,649,375	8/15/18	59,072	—
Total Forward Exchange Contracts						$2,663,161	$(440,916)
Net unrealized appreciation (depreciation)						$2,222,245

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|69

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)

At March 31, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
					Unamortized
	Periodic				Upfront
	Payment	Counter-	Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	party[a]	Amount[b]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
OTC Swap Contracts
Contracts to Sell Protection[d]
Traded Index
Citibank Bespoke 58 IG/42 HY Equity
Tranche0-3%Index	0.00%	CITI	$530,000	6/20/19	$(139,320)	$19,033	$–	$(120,287)	Non-
									Investment
									Grade
MCDX.NA.27	1.00%	CITI	6,035,000	12/20/21	56,946	29,815	–	86,761	Investment
									Grade
Total Credit Default Swap Contracts					$(82,374)	$48,848	$–	$(33,526)
Net unrealized appreciation (depreciation)						$48,848

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral Posted
Counterparty	Pledged (Received)
DBAB	$(360,000)
HSBC	(241,364)
JPHQ	(1,403,985)
Total collateral	(2,005,349)

bFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index swaps.

See Abbreviations on page 118.

|70

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)
Franklin U.S. Government Securities VIP Fund
	Principal
	Amount*	Value

Mortgage-Backed Securities 77.0%
[a] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 1.7%
FHLMC, 2.74% - 3.035%, 3/01/36 - 5/01/38	$4,916,347	$5,212,534
FHLMC, 3.071%, 6/01/37	6,862,145	7,257,381
FHLMC, 3.21%, 4/01/40	9,587,662	10,177,123
		22,647,038
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 8.4%
FHLMC Gold 15 Year, 4.50%, 3/01/25 - 4/01/25.	1,435,824	1,513,331
FHLMC Gold 30 Year, 3.00%, 5/01/43	535,701	534,211
FHLMC Gold 30 Year, 3.00%, 6/01/46	41,695,324	41,346,431
FHLMC Gold 30 Year, 3.00%, 10/01/46	29,339,350	29,093,845
FHLMC Gold 30 Year, 3.50%, 3/01/32 - 5/01/43.	4,628,106	4,829,390
FHLMC Gold 30 Year, 3.50%, 9/01/46	8,471,789	8,673,805
FHLMC Gold 30 Year, 4.00%, 9/01/40 - 3/01/47.	12,642,728	13,307,722
FHLMC Gold 30 Year, 4.50%, 5/01/40 - 7/01/41.	3,150,867	3,385,756
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/40.	5,546,103	6,055,850
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 5/01/38.	1,578,713	1,770,116
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35.	1,048,256	1,190,268
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 5/01/35	501,448	558,528
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 6/01/32.	220,916	242,723
FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24	3,749	3,823
FHLMC Gold 30 Year, 8.00%, 9/01/21 - 5/01/22.	3,835	4,215
FHLMC Gold 30 Year, 8.50%, 10/01/21 - 7/01/31	369,933	446,750
FHLMC PC 30 Year, 8.50%, 9/01/20	178	180
		112,956,944
[a] Federal National Mortgage Association (FNMA) Adjustable Rate 5.7%
FNMA, 2.737%, 7/01/38	6,512,272	6,880,477
FNMA, 2.753%, 7/01/38	5,800,207	6,089,594
FNMA, 2.88%, 10/01/35	7,449,097	7,883,803
FNMA, 1.838% - 2.933%, 11/01/17 - 10/01/44.	11,427,996	11,978,501
FNMA, 3.048%, 8/01/36	7,948,638	8,405,430
FNMA, 3.227%, 9/01/37	21,870,656	23,303,058
FNMA, 2.936% - 7.22%, 8/01/18 - 3/01/47	10,504,033	11,033,978
		75,574,841
Federal National Mortgage Association (FNMA) Fixed Rate 7.3%
FNMA 15 Year, 2.64%, 7/01/25	2,500,000	2,473,377
FNMA 15 Year, 2.77%, 4/01/25	3,500,000	3,491,743
FNMA 15 Year, 2.99%, 11/01/24	3,000,000	3,058,539
FNMA 15 Year, 3.14%, 10/01/25	4,000,000	4,047,202
FNMA 15 Year, 3.28%, 7/01/27	4,000,000	4,051,730
FNMA 15 Year, 3.51%, 8/01/23	3,000,000	3,168,523
FNMA 15 Year, 5.50%, 11/01/17 - 1/01/25	1,522,476	1,628,683
FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17	10,130	10,157
FNMA 30 Year, 3.00%, 12/01/42	230,850	230,049
FNMA 30 Year, 3.50%, 7/01/45	40,717,605	41,689,614
FNMA 30 Year, 4.00%, 1/01/41 - 8/01/41	9,507,493	10,004,354
FNMA 30 Year, 4.50%, 8/01/40 - 6/01/41	9,397,742	10,121,618
FNMA 30 Year, 5.00%, 3/01/34 - 7/01/41	5,883,643	6,436,092
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	2,241,627	2,503,589
FNMA 30 Year, 6.00%, 1/01/24 - 8/01/38	2,775,278	3,138,455
FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36	539,315	603,801
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	19,247	19,943

Quarterly Statement of Investments | See Notes to Statements of Investments. | 71

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities VIP Fund (continued)
	Principal
	Amount*	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA 30 Year, 8.00%, 3/01/22 - 2/01/25	$95,670	$98,432
FNMA 30 Year, 8.50%, 3/01/20 - 6/01/21	498	523
FNMA 30 Year, 9.00%, 10/01/26	87,728	93,735
FNMA GL 30 Year, 8.00%, 8/01/19.	3,143	3,156
FNMA PL 30 Year, 5.50%, 4/01/34	1,333,682	1,444,268
		98,317,583
Government National Mortgage Association (GNMA) Fixed Rate 53.9%
GNMA I SF 30 Year, 3.00%, 7/15/42	596,910	604,541
GNMA I SF 30 Year, 4.00%, 10/15/40 - 8/15/45	12,535,012	13,336,781
GNMA I SF 30 Year, 4.00%, 8/15/45 - 8/15/46	1,403,002	1,493,969
GNMA I SF 30 Year, 4.50%, 1/15/39 - 5/15/40	12,295,484	13,231,538
GNMA I SF 30 Year, 4.50%, 5/15/40 - 6/15/41	7,650,078	8,231,785
GNMA I SF 30 Year, 5.00%, 6/15/30 - 10/15/39	11,460,801	12,665,489
GNMA I SF 30 Year, 5.00%, 10/15/39 - 3/15/40	11,748,871	13,071,676
GNMA I SF 30 Year, 5.00%, 3/15/40 - 9/15/40	6,478,296	7,186,563
GNMA I SF 30 Year, 5.50%, 12/15/28 - 10/15/39	6,999,852	7,877,937
GNMA I SF 30 Year, 6.00%, 11/15/23 - 11/15/38	3,769,814	4,317,968
GNMA I SF 30 Year, 6.50%, 6/15/23 - 9/15/38	1,935,935	2,204,078
GNMA I SF 30 Year, 7.00%, 9/15/22 - 1/15/32	512,014	539,988
GNMA I SF 30 Year, 7.50%, 6/15/17 - 8/15/33	540,966	616,974
GNMA I SF 30 Year, 8.00%, 12/15/21 - 5/15/24	132,529	136,845
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	49,091	50,243
GNMA I SF 30 Year, 9.00%, 4/15/17 - 5/15/20	8,086	8,117
GNMA I SF 30 Year, 9.50%, 3/15/18 - 12/15/20	27,515	28,053
GNMA I SF 30 Year, 10.00%, 7/15/18 - 8/15/21	13,253	13,523
GNMA II SF 30 Year, 3.00%, 12/20/42 - 2/20/45	3,216,588	3,250,247
GNMA II SF 30 Year, 3.00%, 9/20/45	12,433,138	12,560,697
GNMA II SF 30 Year, 3.00%, 8/20/46	12,726,035	12,856,599
GNMA II SF 30 Year, 3.00%, 10/20/46	12,431,744	12,559,288
GNMA II SF 30 Year, 3.50%, 12/20/40 - 8/20/43	3,313,564	3,451,188
GNMA II SF 30 Year, 3.50%, 8/20/42	9,166,577	9,547,218
GNMA II SF 30 Year, 3.50%, 9/20/42	26,395,096	27,491,159
GNMA II SF 30 Year, 3.50%, 10/20/42	8,040,376	8,374,259
GNMA II SF 30 Year, 3.50%, 11/20/42	15,689,221	16,340,734
GNMA II SF 30 Year, 3.50%, 12/20/42	11,851,022	12,343,151
GNMA II SF 30 Year, 3.50%, 1/20/43	19,757,825	20,578,295
GNMA II SF 30 Year, 3.50%, 3/20/43	7,220,079	7,519,911
GNMA II SF 30 Year, 3.50%, 4/20/43	9,110,889	9,489,248
GNMA II SF 30 Year, 3.50%, 5/20/43	16,538,633	17,225,454
GNMA II SF 30 Year, 3.50%, 6/20/43	7,591,736	7,907,011
GNMA II SF 30 Year, 3.50%, 9/20/46	11,283,820	11,715,360
GNMA II SF 30 Year, 3.50%, 10/20/46	139,428,462	144,760,775
GNMA II SF 30 Year, 3.50%, 2/20/47	110,498,975	114,724,907
GNMA II SF 30 Year, 4.00%, 11/20/39 - 2/20/41	11,401,823	12,181,542
GNMA II SF 30 Year, 4.00%, 3/20/41 - 2/20/44	8,775,218	9,337,859
GNMA II SF 30 Year, 4.00%, 11/20/41	9,100,296	9,671,230
GNMA II SF 30 Year, 4.00%, 3/20/47	75,106,472	79,442,156
GNMA II SF 30 Year, 4.50%, 10/20/39 - 5/20/41	9,847,085	10,646,066
GNMA II SF 30 Year, 4.50%, 6/20/41 - 10/20/41	10,824,100	11,688,848
GNMA II SF 30 Year, 4.50%, 9/20/41	7,299,742	7,883,529
GNMA II SF 30 Year, 4.50%, 3/20/42 - 10/20/44	12,083,161	12,959,658
GNMA II SF 30 Year, 5.00%, 9/20/33 - 9/20/41	11,287,086	12,437,844

|72

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities VIP Fund (continued)
	Principal
	Amount*	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 5.00%, 10/20/42 - 6/20/44	$5,122,180	$5,515,770
GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/38	5,974,010	6,673,123
GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/39	3,794,012	4,359,693
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	578,278	663,926
GNMA II SF 30 Year, 7.00%, 5/20/32	9,499	11,295
GNMA II SF 30 Year, 7.50%, 11/20/17 - 5/20/33	106,187	118,872
GNMA II SF 30 Year, 8.00%, 8/20/26	6,716	8,003
GNMA II SF 30 Year, 9.50%, 4/20/25	2,244	2,254
		721,913,237
Total Mortgage-Backed Securities (Cost $1,037,297,878)		1,031,409,643

Foreign Government and Agency Securities (Cost $1,755,018) 0.2%
[b] International Bank for Reconstruction and Development, Principal Strip, 7/15/17 (Supranational)	1,761,000	1,756,159
U.S. Government and Agency Securities 20.5%
Federal Agricultural Mortgage Corp.,
4.30%, 5/13/19.	1,010,000	1,069,643
1.41%, 3/06/20.	10,000,000	9,922,260
2.66%, 4/12/22.	7,000,000	7,129,199
[c] Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	13,000,000	13,025,714
FHLB,
5.25%, 6/05/17.	9,000,000	9,069,498
2.625%, 9/12/25	20,000,000	19,974,900
FICO,
1P, Strip, 5/11/18	10,000,000	9,860,250
12, Strip, 6/06/18	4,627,000	4,561,565
13P, Strip, 12/27/18	2,500,000	2,436,090
15P, Strip, 3/07/19.	1,798,000	1,748,030
16, Strip, 4/05/17	12,367,000	12,365,961
A-P, Strip, 2/08/18	1,000,000	988,945
B-P, Strip, 4/06/18	1,405,000	1,389,749
D-P, Strip, 9/26/19	7,605,000	7,322,778
E-P, Strip, 11/02/18	8,896,000	8,700,617
Israel Government Agency for International Development Bond,
5.50%, 9/18/23.	12,000,000	14,216,832
7-Z, U.S. Government Guaranteed, Strip, 8/15/22	5,619,000	4,893,604
U.S. Government Guaranteed, Strip, 5/01/17	5,000,000	4,996,495
New Valley Generation IV, secured bond, 4.687%, 1/15/22	1,873,266	1,999,914
Overseas Private Investment Corp.,
A, zero cpn., 2/19/18	682,174	721,068
A, zero cpn., 11/15/20	2,575,000	3,082,113
Private Export Funding Corp.,
secured bond, 2.80%, 5/15/22	9,000,000	9,282,906
secured note, 4.30%, 12/15/21.	1,865,000	2,039,935
secured note, LL, 2.25%, 3/15/20	1,700,000	1,725,068
senior secured note, MM, 2.30%, 9/15/20	3,500,000	3,544,303
SBA,
[a] FRN, 3.625%, 3/25/18.	73,266	73,278
PC, 1997-20G, 1, 6.85%, 7/01/17	11,384	11,473
PC, 1998-20I, 1, 6.00%, 9/01/18.	103,722	105,288
Tunisia Government Agency for International Development Bonds, 1.686%, 7/16/19	7,000,000	6,922,517

|73

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities VIP Fund (continued)
	Principal
	Amount*	Value

U.S. Government and Agency Securities (continued)
TVA,
1.875%, 8/15/22	$6,000,000	$5,914,416
5.88%, 4/01/36.	5,000,000	6,677,825
Strip, 11/01/18	2,644,000	2,583,928
Strip, 6/15/19	5,973,000	5,758,468
Strip, 6/15/20	6,138,000	5,762,919
U.S. Treasury Bond,
2.50%, 2/15/46.	4,000,000	3,584,376
[d] Index Linked, 2.375%, 1/15/25	12,107,692	13,974,407
[d] Index Linked, 2.00%, 1/15/26	13,456,089	15,282,497
[d] Index Linked, 1.75%, 1/15/28	9,271,512	10,496,900
[d] Index Linked, 3.625%, 4/15/28	7,505,676	9,989,117
[d] U.S. Treasury Note,
Index Linked, 0.125%, 4/15/19	10,361,640	10,516,433
Index Linked, 0.125%, 7/15/24	15,849,085	15,715,161
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19.	5,000,000	5,068,775
Total U.S. Government and Agency Securities (Cost $273,649,528)		274,505,215

Total Investments before Short Term Investments
(Cost $1,312,702,424)		1,307,671,017

Short Term Investments (Cost $28,168,956) 2.1%

Repurchase Agreements 2.1%
[e] Joint Repurchase Agreement, 0.775%, 4/03/17 (Maturity Value $28,170,774)
BNP Paribas Securities Corp. (Maturity Value $11,352,540)
Deutsche Bank Securities Inc. (Maturity Value $1,208,526)
HSBC Securities (USA) Inc. (Maturity Value $11,352,540)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $4,257,168)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.00%, 6/05/17 - 9/29/17; [f]U.S.
Treasury Bill, 4/06/17 - 3/29/18; and U.S. Treasury Note, 1.75% - 2.125%, 8/15/21 - 11/30/21 (valued
at $28,768,053)	28,168,956	28,168,956
Total Investments (Cost $1,340,871,380) 99.8%		1,335,839,973
Other Assets, less Liabilities 0.2%		3,319,566
Net Assets 100.0%		$1,339,159,539

See Abbreviations on page 118.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the value of this security was $13,025,714, representing 1.0% of net assets.
dPrincipal amount of security is adjusted for inflation.
eInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2017, all repurchase agreements had been entered into on that date.
fThe security was issued on a discount basis with no stated coupon rate.

|74

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)
Franklin VolSmart Allocation VIP Fund
	Shares	Value

Common Stocks 50.4%
Automobiles & Components 0.1%
Adient PLC	2,905	$211,106
Capital Goods 10.9%
Carlisle Cos. Inc	5,760	612,921
Donaldson Co. Inc	12,730	579,470
Dover Corp	23,000	1,848,050
General Dynamics Corp	9,800	1,834,560
Honeywell International Inc	18,900	2,360,043
Johnson Controls International PLC	36,292	1,528,619
Pentair PLC (United Kingdom)	30,200	1,895,956
Roper Technologies Inc	16,000	3,303,840
United Technologies Corp	19,700	2,210,537
W.W. Grainger Inc	2,550	593,538
		16,767,534
Commercial & Professional Services 1.0%
Cintas Corp	6,700	847,818
Matthews International Corp., A	10,670	721,826
		1,569,644
Consumer Durables & Apparel 1.1%
Leggett & Platt Inc	8,590	432,249
NIKE Inc., B	21,700	1,209,341
		1,641,590
Consumer Services 1.2%
McDonald’s Corp	8,580	1,112,054
[a] Yum China Holdings Inc. (China)	6,900	187,680
Yum! Brands Inc	7,400	472,860
		1,772,594
Diversified Financials 0.2%
State Street Corp	3,150	250,772
Energy 3.6%
Chevron Corp	10,390	1,115,574
EOG Resources Inc	5,230	510,187
Exxon Mobil Corp	14,800	1,213,748
Occidental Petroleum Corp	16,300	1,032,768
Schlumberger Ltd	21,300	1,663,530
		5,535,807
Food & Staples Retailing 1.8%
CVS Health Corp	9,250	726,125
Walgreens Boots Alliance Inc	15,000	1,245,750
Wal-Mart Stores Inc	11,990	864,239
		2,836,114
Food, Beverage & Tobacco 3.4%
Archer-Daniels-Midland Co	24,214	1,114,813
Bunge Ltd	19,300	1,529,718
McCormick & Co. Inc	9,950	970,622
PepsiCo Inc	13,600	1,521,296
		5,136,449

Quarterly Statement of Investments | See Notes to Statements of Investments. | 75

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Services 6.3%
Abbott Laboratories	21,960	$975,244
Becton, Dickinson and Co	12,900	2,366,376
DENTSPLY SIRONA Inc	9,600	599,424
Medtronic PLC	26,700	2,150,952
Stryker Corp	18,800	2,475,020
West Pharmaceutical Services Inc	13,800	1,126,218
		9,693,234
Household & Personal Products 1.7%
Colgate-Palmolive Co	17,000	1,244,230
The Procter & Gamble Co	15,680	1,408,848
		2,653,078
Insurance 0.8%
Aflac Inc	7,420	537,357
Chubb Ltd	3,081	419,786
Erie Indemnity Co., A	2,720	333,744
		1,290,887
Materials 6.1%
Air Products and Chemicals Inc	15,900	2,151,111
Albemarle Corp	30,700	3,243,148
Bemis Co. Inc	5,850	285,831
Ecolab Inc	7,060	884,900
Nucor Corp	9,200	549,424
Praxair Inc	18,900	2,241,540
		9,355,954
Media 0.5%
John Wiley & Sons Inc., A	14,600	785,480
Pharmaceuticals, Biotechnology & Life Sciences 2.4%
AbbVie Inc	7,340	478,274
Johnson & Johnson	16,600	2,067,530
Perrigo Co. PLC	6,040	400,996
Pfizer Inc	13,410	458,756
Roche Holding AG, ADR (Switzerland)	8,900	285,067
		3,690,623
Retailing 2.2%
The Gap Inc	15,720	381,839
Ross Stores Inc	21,300	1,403,031
Target Corp	13,440	741,753
Tiffany & Co	8,800	838,640
		3,365,263
Semiconductors & Semiconductor Equipment 2.5%
Analog Devices Inc	21,014	1,722,097
Texas Instruments Inc	23,200	1,868,992
[a] Versum Materials Inc	5,495	168,147
		3,759,236
Software & Services 3.9%
Accenture PLC, A	17,400	2,085,912
Microsoft Corp	46,000	3,029,560
Visa Inc., A	9,300	826,491
		5,941,963

|76

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Transportation 0.7%
United Parcel Service Inc., B	9,500	$1,019,350
Total Common Stocks (Cost $69,796,830)		77,276,678

[b] Investments in Underlying Funds 45.2%
Domestic Equity 11.5%
[a] Franklin DynaTech Fund, Class R6	313,915	17,551,003
Domestic Fixed Income 23.9%
Franklin Low Duration Total Return Fund, Class R6	2,003,579	19,855,465
Franklin Strategic Income Fund, Class R6	1,718,842	16,827,463
		36,682,928
Domestic Hybrid 9.8%
Franklin Income Fund, Class R6	6,387,078	14,945,763
Total Investments in Underlying Funds (Cost $66,102,914)		69,179,694
Total Investments before Short Term Investments (Cost $135,899,744)		146,456,372

Short Term Investments (Cost $9,703,741) 6.3%
Money Market Funds 6.3%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	9,703,741	9,703,741
Total Investments (Cost $145,603,485) 101.9%		156,160,113
Other Assets, less Liabilities (1.9)%		(2,892,849)
Net Assets 100.0%		$153,267,264

aNon-income producing.
bSee Note 9 regarding investments in Underlying Funds.
cThe rate shown is the annualized seven-day yield at period end.

At March 31, 2017, the Fund had the following total return swap contracts outstanding. See Note 3.
Total Return Swap Contracts
	Financing		Notional	Expiration	Unrealized	Unrealized
Underlying Instruments	Rate	Counterparty	Value	Date	Appreciation	Depreciation
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1)	0.25%	BZWS	$29,100,000	5/25/17	$ —	$(3,021)
See Abbreviations on page 118.

|77

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)
Templeton Developing Markets VIP Fund
	Industry	Shares	Value

Common Stocks 93.5%
Argentina 0.3%
[a] Grupo Clarin SA, B, GDR, Reg S	Media	9,190	$255,482
MercadoLibre Inc	Internet Software & Services	3,500	740,145
			995,627
Belgium 1.1%
Anheuser-Busch InBev SA/NV	Beverages	31,970	3,509,137
Brazil 1.2%
M Dias Branco SA	Food Products	45,400	1,852,085
Mahle-Metal Leve SA	Auto Components	136,600	946,204
Totvs SA	Software	139,400	1,234,810
			4,033,099
Cambodia 0.8%
NagaCorp Ltd	Hotels, Restaurants & Leisure	4,824,000	2,749,814
China 21.0%
[b] Alibaba Group Holding Ltd., ADR	Internet Software & Services	76,510	8,250,073
[b] Baidu Inc., ADR.	Internet Software & Services	19,190	3,310,659
Bloomage Biotechnology Corp. Ltd	Chemicals	772,000	1,098,664
Brilliance China Automotive Holdings Ltd	Automobiles	8,909,300	14,903,192
China Life Insurance Co. Ltd., H	Insurance	539,000	1,654,129
China Mobile Ltd	Wireless Telecommunication Services	490,500	5,367,916
China Petroleum and Chemical Corp., H.	Oil, Gas & Consumable Fuels	7,784,000	6,310,092
CNOOC Ltd	Oil, Gas & Consumable Fuels	629,000	751,088
CNOOC Ltd., ADR	Oil, Gas & Consumable Fuels	8,365	1,002,127
COSCO Shipping Ports Ltd	Transportation Infrastructure	1,069,334	1,180,573
Dah Chong Hong Holdings Ltd	Distributors	1,746,100	761,660
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,309,700	1,455,077
NetEase Inc., ADR.	Internet Software & Services	13,224	3,755,616
Ping An Insurance Group Co. of China Ltd., A.	Insurance	611,929	3,287,505
Poly Culture Group Corp. Ltd., H	Media	229,200	548,555
Tencent Holdings Ltd	Internet Software & Services	460,800	13,210,523
Uni-President China Holdings Ltd	Food Products	3,563,300	2,508,026
Weifu High-Technology Co. Ltd., B	Auto Components	219,000	499,626
			69,855,101
Czech Republic 0.3%
[b] Moneta Money Bank AS	Banks	303,393	1,027,335
Hong Kong 2.9%
Dairy Farm International Holdings Ltd	Food & Staples Retailing	149,333	1,355,944
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	2,156,400	4,495,072
Sands China Ltd	Hotels, Restaurants & Leisure	807,600	3,741,030
			9,592,046
Hungary 1.2%
Richter Gedeon Nyrt	Pharmaceuticals	177,170	4,023,807
India 7.6%
Bajaj Holdings & Investment Ltd	Diversified Financial Services	33,990	1,134,022
[b] Biocon Ltd	Biotechnology	296,575	5,177,488
Coal India Ltd	Oil, Gas & Consumable Fuels	338,475	1,527,208
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	91,248	1,198,773
ICICI Bank Ltd	Banks	1,642,190	7,009,564
Infosys Ltd	IT Services	183,099	2,885,799
Reliance Industries Ltd	Oil, Gas & Consumable Fuels	118,700	2,417,373
Tata Chemicals Ltd	Chemicals	238,500	2,201,694

Quarterly Statement of Investments | See Notes to Statements of Investments. | 78

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Developing Markets VIP Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
India (continued)
Tata Motors Ltd., A	Automobiles	401,271	$1,745,585
			25,297,506
Indonesia 3.5%
Astra International Tbk PT	Automobiles	10,115,100	6,547,052
Bank Danamon Indonesia Tbk PT	Banks	5,707,000	2,012,900
Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	6,697,400	1,271,579
Semen Indonesia (Persero) Tbk PT	Construction Materials	2,764,700	1,867,269
			11,698,800
Kenya 0.4%
Equity Group Holdings Ltd	Banks	3,712,900	1,188,416
Mexico 2.3%
America Movil SAB de CV, L, ADR	Wireless Telecommunication Services	82,991	1,175,982
Grupo Financiero Santander Mexico SAB de CV, B, ADR	Banks	545,057	4,921,865
Nemak SAB de CV	Auto Components	1,426,300	1,583,762
			7,681,609
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	167,352	67,930
Pakistan 1.2%
Habib Bank Ltd	Banks	1,550,000	3,990,677
Peru 0.9%
Compania de Minas Buenaventura SA, ADR.	Metals & Mining	243,390	2,930,416
Philippines 0.2%
BDO Unibank Inc	Banks	327,469	767,223
Security Bank Corp	Banks	1,500	6,036
			773,259
Russia 6.5%
Gazprom PAO, ADR	Oil, Gas & Consumable Fuels	666,900	2,981,043
LUKOIL PJSC, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	38,600	2,044,256
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	56,700	3,002,832
[a,b] Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	179,485	3,966,619
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	137,400	2,159,928
Sberbank of Russia PJSC, ADR	Banks	354,012	4,085,298
[b] Yandex NV, A	Internet Software & Services	150,078	3,291,211
			21,531,187
Singapore 0.1%
DBS Group Holdings Ltd	Banks	25,706	356,581
South Africa 7.1%
Massmart Holdings Ltd	Food & Staples Retailing	190,769	1,936,026
MTN Group Ltd	Wireless Telecommunication Services	276,096	2,510,394
Naspers Ltd., N	Media	97,448	16,813,024
Remgro Ltd	Diversified Financial Services	152,138	2,336,773
			23,596,217
South Korea 15.3%
Daelim Industrial Co. Ltd	Construction & Engineering	53,442	3,868,953
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	33,470	2,099,597
Hankook Tire Co. Ltd	Auto Components	21,600	1,053,446
Hanon Systems	Auto Components	292,362	2,427,902
Hite Jinro Co. Ltd	Beverages	64,320	1,171,312
Hyundai Development Co-Engineering & Construction	Construction & Engineering	132,630	4,824,635

|79

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Developing Markets VIP Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
South Korea (continued)
Hyundai Wia Corp	Auto Components	17,000	$1,032,954
iMarketkorea Inc	Trading Companies & Distributors	70,490	842,114
Interpark Holdings Corp	Internet & Direct Marketing Retail	142,053	610,174
KT Skylife Co. Ltd	Media	176,060	2,599,602
POSCO	Metals & Mining	3,300	859,348
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	12,767	23,535,220
SK Hynix Inc	Semiconductors & Semiconductor Equipment	113,860	5,145,466
Youngone Corp	Textiles, Apparel & Luxury Goods	22,200	661,545
			50,732,268
Taiwan 10.9%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	357,000	3,526,623
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments
	& Components	2,700,500	8,091,985
Largan Precision Co. Ltd	Electronic Equipment, Instruments
	& Components	14,000	2,203,563
Pegatron Corp	Technology Hardware, Storage & Peripherals	973,800	2,879,490
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	3,100,000	19,292,700
			35,994,361
Thailand 4.0%
Kasikornbank PCL, fgn	Banks	604,100	3,323,869
Kiatnakin Bank PCL, fgn	Banks	1,009,800	2,043,118
Land and Houses PCL, fgn	Real Estate Management & Development	4,853,900	1,377,745
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	584,500	1,582,489
Siam Commercial Bank PCL, fgn	Banks	306,400	1,453,950
Thai Beverage PCL, fgn	Beverages	5,290,600	3,555,943
			13,337,114
United Kingdom 3.8%
Unilever PLC	Personal Products	253,933	12,535,625
United States 0.9%
[b] IMAX Corp	Media	84,117	2,859,978
Total Common Stocks (Cost $252,141,877)			310,357,910

Participatory Notes 1.5%
Saudi Arabia 1.5%
Deutsche Bank AG/London, Samba Financial Group,
8/03/20	Banks	143,055	814,405
HSBC Bank PLC, Saudi Basic Industries Corp., 1/22/18	Chemicals	167,110	4,311,151
Total Participatory Notes
(Cost $4,437,647)			5,125,556

Preferred Stocks 3.9%
Brazil 3.9%
[c] Banco Bradesco SA, 3.924%, ADR, pfd	Banks	570,650	5,843,456
[c] Itau Unibanco Holding SA, 4.688%, ADR, pfd	Banks	589,962	7,120,842
Total Preferred Stocks (Cost $7,185,192)			12,964,298
Total Investments before Short Term
Investments (Cost $263,764,716)			328,447,764

|80

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Developing Markets VIP Fund (continued)
	Shares	Value
Short Term Investments (Cost $3,447,705) 1.0%
Money Market Funds 1.0%
United States 1.0%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	3,447,705	$3,447,705
Total Investments (Cost $267,212,421) 99.9% .		331,895,469
Other Assets, less Liabilities 0.1%		239,123
Net Assets 100.0%		$332,134,592

See Abbreviations on page 118.

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2017, the aggregate value of these securities was $4,222,101, representing 1.3% of net assets.
bNon-income producing.
cVariable rate security. The rate shown represents the yield at period end.
dSee Note 10 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day yield at period end.

|81

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)
Templeton Foreign VIP Fund
	Country	Shares	Value

Common Stocks 94.2%
Aerospace & Defense 1.3%
BAE Systems PLC	United Kingdom	2,720,370	$21,902,155
Auto Components 2.8%
Cie Generale des Etablissements Michelin, B.	France	116,790	14,183,421
Hyundai Mobis Co. Ltd	South Korea	93,646	20,154,243
Sumitomo Rubber Industries Ltd	Japan	712,200	12,137,664
			46,475,328
Automobiles 3.2%
Hero Motocorp Ltd	India	154,059	7,652,951
Hyundai Motor Co	South Korea	108,610	15,307,792
Nissan Motor Co. Ltd	Japan	3,254,400	31,386,204
			54,346,947
Banks 14.1%
Bangkok Bank PCL, fgn	Thailand	3,144,600	17,027,528
Barclays PLC	United Kingdom	5,761,190	16,250,751
BNP Paribas SA	France	534,940	35,623,838
Hana Financial Group Inc	South Korea	1,080,397	35,723,993
HSBC Holdings PLC	United Kingdom	3,364,400	27,403,352
ING Groep NV	Netherlands	1,296,684	19,599,559
KB Financial Group Inc., ADR	South Korea	775,516	34,099,439
[a] Standard Chartered PLC	United Kingdom	3,097,611	29,616,733
United Overseas Bank Ltd	Singapore	1,329,900	21,024,696
			236,369,889
Beverages 1.6%
Kirin Holdings Co. Ltd	Japan	709,500	13,388,777
Suntory Beverage & Food Ltd	Japan	298,400	12,572,958
			25,961,735
Capital Markets 2.2%
Credit Suisse Group AG	Switzerland	934,032	13,890,684
GAM Holding AG	Switzerland	505,360	6,229,360
UBS Group AG	Switzerland	1,060,280	16,964,057
			37,084,101
Chemicals 1.9%
Johnson Matthey PLC	United Kingdom	325,061	12,545,886
Monsanto Co	United States	73,430	8,312,276
Yara International ASA	Norway	266,170	10,247,799
			31,105,961
Construction & Engineering 1.6%
[b] Carillion PLC	United Kingdom	2,963,240	8,280,516
Sinopec Engineering Group Co. Ltd	China	17,492,000	17,961,174
			26,241,690
Diversified Telecommunication Services 3.0%
China Telecom Corp. Ltd., H.	China	41,426,357	20,202,648
Singapore Telecommunications Ltd	Singapore	3,003,400	8,418,239
Telefonica Deutschland Holding AG	Germany	1,459,865	7,241,157
Telenor ASA	Norway	879,834	14,642,041
			50,504,085
Electrical Equipment 1.4%
ABB Ltd	Switzerland	970,370	22,692,653

Quarterly Statement of Investments | See Notes to Statements of Investments. | 82

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign VIP Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Energy Equipment & Services 5.6%
Ensign Energy Services Inc	Canada	1,552,600	$9,304,626
Petrofac Ltd	United Kingdom	1,786,530	20,573,660
[a] Precision Drilling Corp	Canada	3,319,200	15,698,750
SBM Offshore NV	Netherlands	2,224,690	36,486,056
Tenaris SA	Italy	718,941	12,323,993
			94,387,085
Health Care Equipment & Supplies 0.6%
Getinge AB, B.	Sweden	569,660	9,993,589
Health Care Providers & Services 1.9%
Shanghai Pharmaceuticals Holding Co. Ltd., H.	China	5,083,800	13,312,059
Sinopharm Group Co. Ltd	China	3,996,400	18,538,158
			31,850,217
Household Durables 0.6%
Haier Electronics Group Co. Ltd	China	4,501,000	10,309,115
Industrial Conglomerates 2.2%
CK Hutchison Holdings Ltd	Hong Kong	1,354,500	16,662,081
Siemens AG	Germany	151,694	20,776,660
			37,438,741
Insurance 6.0%
Aegon NV	Netherlands	5,251,690	26,727,036
Aviva PLC	United Kingdom	2,528,220	16,854,359
AXA SA	France	886,128	22,926,620
China Life Insurance Co. Ltd., H	China	4,639,000	14,236,561
Chubb Ltd	United States	147,569	20,106,276
			100,850,852
Internet Software & Services 1.8%
[a] Baidu Inc., ADR	China	177,030	30,541,216
Life Sciences Tools & Services 1.8%
[a] MorphoSys AG	Germany	202,180	11,876,694
QIAGEN NV	Netherlands	616,864	17,904,420
			29,781,114
Metals & Mining 5.1%
Alamos Gold Inc., A	Canada	615,962	4,946,175
Barrick Gold Corp	Canada	1,210,470	22,986,825
Eldorado Gold Corp	Canada	3,898,300	13,337,292
Silver Wheaton Corp	Canada	2,109,400	43,951,782
			85,222,074
Multi-Utilities 0.9%
[a] innogy SE	Germany	406,610	15,347,568
Oil, Gas & Consumable Fuels 9.7%
BP PLC	United Kingdom	6,817,535	39,088,740
Cenovus Energy Inc	Canada	1,082,702	12,252,549
Eni SpA	Italy	1,404,583	22,998,424
Kunlun Energy Co. Ltd	China	7,166,000	6,638,984
PTT Exploration and Production PCL, fgn	Thailand	3,183,300	8,618,542
Royal Dutch Shell PLC, A.	United Kingdom	16,803	441,330
Royal Dutch Shell PLC, B.	United Kingdom	1,329,423	36,391,585
Suncor Energy Inc	Canada	529,200	16,247,264

|83

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign VIP Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
[b] Total SA, B	France	380,556	$19,247,602
			161,925,020
Pharmaceuticals 10.8%
Bayer AG	Germany	198,000	22,820,873
GlaxoSmithKline PLC	United Kingdom	806,415	16,769,557
Merck KGaA.	Germany	151,830	17,297,014
Novartis AG	Switzerland	128,920	9,567,025
Roche Holding AG	Switzerland	143,560	36,653,007
Sanofi	France	352,215	31,792,389
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,052,488	33,774,340
UCB SA.	Belgium	163,790	12,703,513
			181,377,718
Semiconductors & Semiconductor Equipment 2.6%
[a] GCL-Poly Energy Holdings Ltd	China	109,267,000	14,481,668
Infineon Technologies AG	Germany	590,665	12,062,544
Taiwan Semiconductor Manufacturing Co. Ltd	Taiwan	2,587,000	16,100,069
			42,644,281
Specialty Retail 0.4%
Kingfisher PLC	United Kingdom	1,812,076	7,404,793
Technology Hardware, Storage & Peripherals 6.4%
Catcher Technology Co. Ltd	Taiwan	1,963,000	19,391,485
Konica Minolta Inc	Japan	682,800	6,109,683
Quanta Computer Inc	Taiwan	5,640,000	11,458,658
Samsung Electronics Co. Ltd	South Korea	37,644	69,394,519
			106,354,345
Trading Companies & Distributors 0.9%
Posco Daewoo Corp	South Korea	671,448	14,330,553
Wireless Telecommunication Services 3.8%
China Mobile Ltd	China	1,058,500	11,583,973
SoftBank Group Corp	Japan	565,100	39,913,900
Vodafone Group PLC, ADR	United Kingdom	434,503	11,483,914
			62,981,787
Total Common Stocks (Cost $1,342,487,452)			1,575,424,612

Short Term Investments 6.1%
Money Market Funds (Cost $74,638,634) 4.5%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	74,638,634	74,638,634

|84

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign VIP Fund (continued)
	Country	Shares	Value
Investments from Cash Collateral Received for Loaned
Securities (Cost $27,524,599) 1.6%
Money Market Funds 1.6%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	27,524,599	$27,524,599
Total Investments (Cost $1,444,650,685) 100.3%			1,677,587,845
Other Assets, less Liabilities (0.3)%			(4,903,806)
Net Assets 100.0%			$1,672,684,039

See Abbreviations on page 118.

[a]Non-income producing.
[b]A portion or all of the security is on loan at March 31, 2017.
[c]See Note 10 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day yield at period end.

|85

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)
Templeton Global Bond VIP Fund
	Principal
	Amount*			Value

Foreign Government and Agency Securities 66.2%
Argentina 4.5%
Argentine Bonos del Tesoro,
18.20%, 10/03/21.	747,561,000		ARS	$52,074,887
16.00%, 10/17/23.	198,225,000		ARS	13,337,381
senior note, 15.50%, 10/17/26	1,165,564,000		ARS	78,600,612
[a,b] Government of Argentina, FRN, 20.926%, 4/03/22	24,036,000		ARS	1,606,956
				145,619,836
Brazil 12.5%
Letra Tesouro Nacional,
Strip, 1/01/19	38,960	[c]	BRL	10,622,484
Strip, 7/01/19	102,840	[c]	BRL	26,780,370
Strip, 7/01/20	197,661	[c]	BRL	46,598,466
Nota Do Tesouro Nacional,
10.00%, 1/01/21	6,620	[c]	BRL	2,125,988
10.00%, 1/01/23	512,345	[c]	BRL	164,028,813
10.00%, 1/01/25	69,029	[c]	BRL	22,060,932
10.00%, 1/01/27	260,633	[c]	BRL	83,077,550
[d] Index Linked, 6.00%, 5/15/19.	2,087	[c]	BRL	2,027,737
[d] Index Linked, 6.00%, 8/15/22.	18,002	[c]	BRL	17,716,198
[d] Index Linked, 6.00%, 5/15/23.	4,510	[c]	BRL	4,460,046
[d] Index Linked, 6.00%, 8/15/24.	3,110	[c]	BRL	3,097,797
[d] Index Linked, 6.00%, 5/15/45.	10,825	[c]	BRL	11,458,722
senior note, 10.00%, 1/01/19	21,390	[c]	BRL	6,888,829
				400,943,932
Colombia 3.8%
Government of Colombia,
senior bond, 7.75%, 4/14/21	2,386,000,000		COP	888,055
senior bond, 4.375%, 3/21/23	362,000,000		COP	114,306
senior bond, 9.85%, 6/28/27	576,000,000		COP	252,554
Titulos de Tesoreria,
B, 5.00%, 11/21/18.	2,882,000,000		COP	989,575
B, 7.75%, 9/18/30	138,510,200,000		COP	52,307,643
B, 7.00%, 6/30/32	1,097,000,000		COP	384,383
senior bond, B, 11.25%, 10/24/18	5,135,000,000		COP	1,923,495
senior bond, B, 11.00%, 7/24/20	9,167,000,000		COP	3,650,899
senior bond, B, 7.00%, 5/04/22	7,908,000,000		COP	2,855,935
senior bond, B, 10.00%, 7/24/24	38,884,000,000		COP	16,251,731
senior bond, B, 7.50%, 8/26/26	73,673,200,000		COP	27,120,254
senior bond, B, 6.00%, 4/28/28	42,303,600,000		COP	13,908,197
senior note, B, 7.00%, 9/11/19	4,056,000,000		COP	1,444,186
				122,091,213
India 4.8%
Government of India,
senior bond, 7.80%, 5/03/20	270,800,000		INR	4,312,551
senior bond, 8.35%, 5/14/22	212,700,000		INR	3,488,431
senior bond, 8.08%, 8/02/22	30,000,000		INR	487,987
senior bond, 8.13%, 9/21/22	28,000,000		INR	456,520
senior bond, 9.15%, 11/14/24	2,409,000,000		INR	41,761,385
senior note, 7.28%, 6/03/19.	28,000,000		INR	438,811
senior note, 8.27%, 6/09/20.	1,222,000,000		INR	19,746,322
senior note, 8.12%, 12/10/20	844,000,000		INR	13,635,297

Quarterly Statement of Investments | See Notes to Statements of Investments. | 86

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
India (continued)
Government of India, (continued)
senior note, 7.80%, 4/11/21.	1,980,300,000		INR	$31,665,870
senior note, 8.79%, 11/08/21	61,000,000		INR	1,014,551
senior note, 8.15%, 6/11/22.	45,000,000		INR	732,828
senior note, 7.16%, 5/20/23.	133,700,000		INR	2,087,604
senior note, 8.83%, 11/25/23	1,805,900,000		INR	30,564,704
senior note, 7.68%, 12/15/23	145,000,000		INR	2,330,608
				152,723,469
Indonesia 6.0%
Government of Indonesia,
6.125%, 5/15/28	37,000,000		IDR	2,519
8.375%, 3/15/34	81,180,000,000		IDR	6,466,133
FR34, 12.80%, 6/15/21	392,506,000,000		IDR	35,758,670
FR35, 12.90%, 6/15/22	71,229,000,000		IDR	6,721,731
FR43, 10.25%, 7/15/22	147,832,000,000		IDR	12,702,539
FR52, 10.50%, 8/15/30	6,960,000,000		IDR	650,925
senior bond, 9.00%, 3/15/29	51,222,000,000		IDR	4,334,006
senior bond, 8.75%, 5/15/31	85,845,000,000		IDR	7,176,565
senior bond, FR39, 11.75%, 8/15/23	5,491,000,000		IDR	510,963
senior bond, FR40, 11.00%, 9/15/25	46,856,000,000		IDR	4,325,947
senior bond, FR44, 10.00%, 9/15/24	4,454,000,000		IDR	388,478
senior bond, FR46, 9.50%, 7/15/23	226,780,000,000		IDR	19,150,074
senior bond, FR47, 10.00%, 2/15/28	12,000,000		IDR	1,081
senior bond, FR56, 8.375%, 9/15/26	525,219,000,000		IDR	42,961,916
senior bond, FR59, 7.00%, 5/15/27	47,752,000,000		IDR	3,581,715
senior bond, FR61, 7.00%, 5/15/22	244,849,000,000		IDR	18,530,662
senior bond, FR63, 5.625%, 5/15/23	258,951,000,000		IDR	18,169,608
senior bond, FR70, 8.375%, 3/15/24	136,475,000,000		IDR	11,009,766
				192,443,298
Mexico 20.2%
Government of Mexico,
7.75%, 12/14/17	33,461,300	[e]	MXN	180,064,257
M, 4.75%, 6/14/18	6,775,400	[e]	MXN	35,407,554
senior note, 8.50%, 12/13/18	60,159,700	[e]	MXN	330,570,118
senior note, M, 5.00%, 12/11/19.	18,742,300	[e]	MXN	95,752,101
[f] Mexican Udibonos,
Index Linked, 3.50%, 12/14/17	645,627	[g]	MXN	3,448,774
Index Linked, 4.00%, 6/13/19.	443,142	[g]	MXN	2,414,396
Index Linked, 2.50%, 12/10/20	348,997	[g]	MXN	1,819,786
				649,476,986
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	11,090,000		PEN	3,757,508
Philippines 1.8%
Government of the Philippines,
senior note, 5.875%, 1/31/18	81,610,000		PHP	1,660,591
senior note, 3.375%, 8/20/20	1,102,110,000		PHP	21,494,112
senior note, 3-21, 2.875%, 5/22/17	151,740,000		PHP	3,024,536
senior note, 5-72, 2.125%, 5/23/18	686,978,000		PHP	13,572,200
senior note, 7-51, 5.00%, 8/18/18.	64,060,000		PHP	1,305,151

|87

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Philippines (continued)
Government of the Philippines, (continued)
senior note, 7-56, 3.875%, 11/22/19	813,510,000		PHP	$16,134,041
				57,190,631
Portugal 0.6%
[h] Government of Portugal, 144A, 5.125%, 10/15/24.	21,229,000			20,602,108
South Africa 0.8%
Government of South Africa,
8.00%, 1/31/30	92,468,000		ZAR	6,245,225
7.00%, 2/28/31	24,450,000		ZAR	1,496,762
8.25%, 3/31/32	56,903,000		ZAR	3,844,428
8.875%, 2/28/35	56,866,000		ZAR	3,976,297
8.50%, 1/31/37	34,945,000		ZAR	2,335,910
R186, 10.50%, 12/21/26	69,652,000		ZAR	5,728,847
senior bond, 6.25%, 3/31/36	37,620,000		ZAR	1,991,193
				25,618,662
South Korea 8.4%
Korea Monetary Stabilization Bond, senior note, 1.25%, 8/02/18	18,933,000,000		KRW	16,885,106
Korea Treasury Bond,
senior bond, 4.25%, 6/10/21	9,492,600,000		KRW	9,330,427
senior note, 1.75%, 12/10/18	12,303,900,000		KRW	11,045,935
senior note, 1.50%, 6/10/19.	62,818,800,000		KRW	56,089,424
senior note, 2.75%, 9/10/19.	1,850,000,000		KRW	1,699,355
senior note, 2.00%, 3/10/21.	105,581,810,000		KRW	95,336,510
senior note, 1.375%, 9/10/21	88,338,300,000		KRW	77,644,816
				268,031,573
[i] Supranational 0.3%
Inter-American Development Bank, senior bond, 7.50%, 12/05/24.	200,000,000		MXN	10,864,391
Ukraine 2.4%
[h] Government of Ukraine,
144A, 7.75%, 9/01/22	12,489,000			12,013,169
144A, 7.75%, 9/01/23	9,581,000			9,060,272
144A, 7.75%, 9/01/24	8,469,000			7,940,450
144A, 7.75%, 9/01/25	13,469,000			12,450,205
144A, 7.75%, 9/01/26	14,158,000			13,025,360
144A, 7.75%, 9/01/27	13,458,000			12,347,715
[j,k] 144A, VRI, GDP Linked Security, 5/31/40	29,978,000			11,226,761
				78,063,932
Total Foreign Government and Agency Securities
(Cost $2,077,134,231)				2,127,427,539

Short Term Investments 27.0%
Foreign Government and Agency Securities 2.3%
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 6/13/17 - 9/12/17	5,278,000,000		COP	1,796,474
Mexico 1.5%
[l] Mexico Treasury Bill, 5/25/17 - 11/09/17.	92,596,970	[m]	MXN	47,845,439

|88

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Philippines 0.7%
[l] Philippine Treasury Bill, 4/19/17 - 9/27/17.	1,149,530,000	PHP	$22,772,607
Total Foreign Government and Agency Securities (Cost $73,560,321)			72,414,520
Total Investment before Money Market Funds and Repurchase
Agreements (Cost $2,150,694,552)			2,199,842,059

	Shares

Money Market Funds (Cost $765,951,024) 23.8%
United States 23.8%
[n,o] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	765,951,024		765,951,024

	Principal
	Amount*

Repurchase Agreements (Cost $28,217,607) 0.9%
United States 0.9%
[p] Joint Repurchase Agreement, 0.775%, 4/03/17 (Maturity Value $28,219,429)
BNP Paribas Securities Corp. (Maturity Value $11,372,148)
Deutsche Bank Securities Inc. (Maturity Value $1,210,613)
HSBC Securities (USA) Inc. (Maturity Value $11,372,148)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $4,264,520)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.00%, 6/05/17 - 9/29/17;
[l]U.S. Treasury Bill, 4/06/17 - 3/29/18; and U.S. Treasury Note, 1.75% - 2.125%, 8/15/21 -
11/30/21 (valued at$28,817,740)	28,217,607		28,217,607
Total Investments (Cost $2,944,863,183) 93.2%			2,994,010,690
Other Assets, less Liabilities 6.8%			217,718,414
Net Assets 100.0%			$3,211,729,104

|89

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bSecurity purchased on a when-issued basis.
cPrincipal amount is stated in 1,000 Brazilian Real Units.
dRedemption price at maturity is adjusted for inflation.
ePrincipal amount is stated in 100 Mexican Peso Units.
fPrincipal amount of security is adjusted for inflation.
gPrincipal amount is stated in 100 Unidad de Inversion Units.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $98,666,040, representing 3.1% of net assets.
iA supranational organization is an entity formed by two or more central governments through international treaties.
jNon-income producing.
kThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
lThe security was issued on a discount basis with no stated coupon rate.
mPrincipal amount is stated in 10 Mexican Peso Units.
nSee Note 10 regarding investments in affiliated management investment companies.
oThe rate shown is the annualized seven-day yield at period end.
pInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2017, all repurchase agreements had been entered into on that date.

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	DBAB	Buy	4,683,134,000	7,290,627	4/03/17	$—	$(195,023)
Chilean Peso	DBAB	Sell	4,683,134,000	7,047,606	4/03/17	—	(47,998)
Chilean Peso	JPHQ	Buy	612,933,000	942,901	4/03/17	—	(14,222)
Chilean Peso	JPHQ	Sell	612,933,000	922,814	4/03/17	—	(5,865)
Chilean Peso	MSCO	Buy	5,035,155,000	7,760,720	4/03/17	—	(131,755)
Chilean Peso	MSCO	Sell	5,035,155,000	7,598,399	4/03/17	—	(30,566)
Euro	DBAB	Buy	2,579,651	2,754,035	4/03/17	—	(1,952)
Euro	DBAB	Sell	2,579,651	2,739,589	4/03/17	—	(12,494)
Euro	GSCO	Buy	463,000	496,892	4/03/17	—	(2,943)
Euro	GSCO	Sell	463,000	490,891	4/03/17	—	(3,057)
Euro	HSBK	Buy	18,537,726	19,818,683	4/03/17	—	(41,833)
Euro	HSBK	Sell	18,537,726	19,679,984	4/03/17	—	(96,866)
Australian Dollar	GSCO	Sell	127,700,540	97,740,716	4/06/17	162,186	—
Chilean Peso	DBAB	Buy	1,271,380,000	1,949,670	4/06/17	—	(23,731)
Chilean Peso	MSCO	Buy	3,098,316,750	4,820,257	4/07/17	—	(127,106)
Japanese Yen	JPHQ	Sell	1,415,975,000	13,860,841	4/07/17	1,136,209	—
Chilean Peso	JPHQ	Buy	1,792,000,000	2,673,230	4/10/17	40,653	—
Euro	BOFA	Sell	11,879,864	12,610,357	4/10/17	—	(67,572)
Euro	HSBK	Sell	15,262,292	16,180,471	4/10/17	—	(107,110)
Euro	JPHQ	Sell	32,859,900	34,816,871	4/10/17	—	(250,489)
Euro	BOFA	Sell	2,643,000	2,799,254	4/11/17	—	(21,423)
Euro	SCNY	Sell	2,400,751	2,548,253	4/11/17	—	(13,890)
Japanese Yen	HSBK	Sell	2,816,800,000	27,393,450	4/11/17	2,076,206	—
Malaysian Ringgit	JPHQ	Buy	3,956,000	1,010,447	4/11/17	—	(117,831)
Euro	GSCO	Sell	8,105,300	8,618,365	4/12/17	—	(32,207)
Euro	SCNY	Sell	15,572,000	16,543,304	4/12/17	—	(76,280)

|90

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	SCNY	Sell	415,980,000	3,610,029	4/12/17	$—	$(128,929)
Euro	JPHQ	Sell	36,882,000	38,943,741	4/13/17	—	(421,207)
Japanese Yen	BZWS	Sell	1,426,300,000	13,870,331	4/13/17	1,049,780	—
Japanese Yen	CITI	Sell	261,800,000	2,460,526	4/13/17	107,290	—
Japanese Yen	DBAB	Sell	1,406,600,000	13,687,007	4/13/17	1,043,533	—
Chilean Peso	DBAB	Buy	1,828,805,000	2,727,524	4/17/17	40,827	—
Chilean Peso	DBAB	Buy	1,231,460,000	1,819,668	4/18/17	44,331	—
Chilean Peso	GSCO	Buy	4,809,568,000	7,190,802	4/18/17	89,197	—
Euro	GSCO	Sell	2,279,000	2,429,505	4/18/17	—	(3,465)
Euro	JPHQ	Sell	8,361,000	8,906,639	4/18/17	—	(19,235)
Euro	UBSW	Sell	599,610	635,509	4/18/17	—	(4,611)
Indian Rupee	JPHQ	Buy	82,107,000	1,195,327	4/18/17	69,414	—
Japanese Yen	BOFA	Sell	700,840,000	6,516,817	4/18/17	215,908	—
South Korean Won	HSBK	Buy	55,000,000,000	47,271,165	4/18/17	1,946,278	—
South Korean Won	HSBK	Sell	60,991,000,000	53,665,640	4/18/17	—	(912,924)
Euro	JPHQ	Sell	27,973,000	30,074,611	4/19/17	210,401	—
Chilean Peso	DBAB	Buy	1,757,372,000	2,649,637	4/20/17	10,059	—
Indian Rupee	DBAB	Buy	491,655,000	7,165,270	4/20/17	407,197	—
Japanese Yen	JPHQ	Sell	1,886,055,000	17,832,975	4/20/17	874,996	—
Euro	BZWS	Sell	7,066,000	7,610,407	4/21/17	66,010	—
Japanese Yen	JPHQ	Sell	917,650,000	8,509,247	4/21/17	258,097	—
Chilean Peso	DBAB	Buy	1,801,070,000	2,728,894	4/24/17	—	(3,778)
Euro	DBAB	Sell	14,940,282	16,022,556	4/24/17	68,610	—
Euro	JPHQ	Sell	300,000	321,555	4/24/17	1,201	—
Japanese Yen	BZWS	Sell	735,200,000	7,130,011	4/24/17	518,571	—
Indian Rupee	DBAB	Buy	79,271,000	1,151,955	4/25/17	68,663	—
South Korean Won	HSBK	Sell	46,898,000,000	41,144,010	4/25/17	—	(823,037)
Chilean Peso	MSCO	Buy	3,098,316,750	4,706,900	4/26/17	—	(19,594)
South Korean Won	HSBK	Sell	13,067,000,000	11,402,766	4/26/17	—	(290,333)
Euro	BZWS	Sell	744,197	803,591	4/27/17	8,795	—
Euro	GSCO	Sell	4,711,000	5,082,415	4/27/17	51,108	—
Indian Rupee	DBAB	Buy	838,950,988	12,180,423	4/27/17	736,451	—
Indian Rupee	JPHQ	Buy	358,075,000	5,206,433	4/27/17	306,654	—
Chilean Peso	DBAB	Buy	3,122,089,000	4,743,158	4/28/17	—	(20,508)
Euro	BOFA	Sell	65,140,400	70,056,546	4/28/17	484,041	—
Euro	CITI	Sell	132,315,770	142,541,133	4/28/17	1,222,695	—
Euro	DBAB	Sell	27,189,556	29,227,005	4/28/17	187,492	—
Indian Rupee	HSBK	Buy	679,529,000	9,861,209	4/28/17	600,594	—
Chilean Peso	MSCO	Buy	1,303,861,500	2,006,249	5/02/17	—	(34,391)
Euro	GSCO	Sell	41,639,000	44,533,743	5/02/17	53,260	—
Euro	HSBK	Sell	25,974,891	27,796,562	5/02/17	49,121	—
Euro	JPHQ	Sell	11,263,000	12,043,920	5/02/17	12,323	—
South Korean Won	HSBK	Sell	15,755,000,000	13,758,023	5/02/17	—	(340,621)
Euro	BOFA	Sell	32,701,000	35,281,763	5/03/17	347,486	—
Indian Rupee	JPHQ	Buy	60,607,000	887,809	5/03/17	44,893	—
Indonesian Rupiah	JPHQ	Buy	1,721,000,000,000	122,316,987	5/03/17	6,702,696	—
Chilean Peso	DBAB	Buy	3,166,824,000	4,906,762	5/08/17	—	(118,809)
Euro	BZWS	Sell	7,003,000	7,539,290	5/08/17	56,174	—
Euro	DBAB	Sell	12,156,556	13,205,910	5/08/17	215,918	—
Indian Rupee	DBAB	Buy	457,757,494	6,750,012	5/08/17	290,966	—

|91

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	HSBK	Buy	240,033,500	3,511,315	5/08/17	$180,751	$—
Chilean Peso	DBAB	Buy	760,285,000	1,180,750	5/09/17	—	(31,320)
Euro	DBAB	Sell	11,745,000	12,589,583	5/09/17	38,740	—
Euro	GSCO	Sell	2,045,000	2,191,627	5/09/17	6,316	—
Euro	DBAB	Sell	1,738,000	1,866,699	5/10/17	9,360	—
Euro	GSCO	Sell	5,023,100	5,391,042	5/10/17	23,033	—
Euro	HSBK	Sell	1,800,000	1,931,945	5/10/17	8,349	—
Indian Rupee	DBAB	Buy	39,609,000	582,571	5/11/17	26,486	—
Australian Dollar	JPHQ	Sell	100,287,000	76,728,079	5/15/17	151,942	—
Chilean Peso	DBAB	Buy	1,148,389,500	1,762,956	5/15/17	—	(27,245)
Chilean Peso	MSCO	Buy	2,572,200,000	3,973,123	5/15/17	—	(85,423)
Euro	BOFA	Sell	8,485,276	9,060,663	5/15/17	—	(9,499)
Euro	BOFA	Sell	12,522,000	13,409,935	5/15/17	24,801	—
Euro	CITI	Sell	37,063,039	39,763,452	5/15/17	145,679	—
Euro	DBAB	Sell	50,881,000	54,265,401	5/15/17	—	(122,798)
Euro	HSBK	Sell	8,692,000	9,325,343	5/15/17	34,208	—
Euro	JPHQ	Sell	15,313,111	16,352,182	5/15/17	—	(16,453)
Euro	SCNY	Sell	4,975,000	5,310,837	5/15/17	—	(7,087)
Japanese Yen	GSCO	Sell	490,555,000	4,734,858	5/15/17	320,087	—
Japanese Yen	HSBK	Sell	413,563,000	3,992,306	5/15/17	270,428	—
Japanese Yen	SCNY	Sell	366,681,000	3,555,539	5/15/17	255,578	—
South Korean Won	CITI	Sell	11,823,000,000	10,319,455	5/15/17	—	(261,594)
Euro	DBAB	Sell	5,008,730	5,335,319	5/16/17	—	(18,925)
Euro	GSCO	Sell	3,797,000	4,046,501	5/16/17	—	(12,425)
Euro	JPHQ	Sell	8,370,000	8,902,541	5/16/17	—	(44,842)
Euro	SCNY	Sell	657,000	699,846	5/16/17	—	(2,475)
Indian Rupee	DBAB	Buy	239,338,000	3,540,299	5/16/17	138,052	—
Indian Rupee	HSBK	Buy	402,232,000	5,952,916	5/16/17	228,928	—
Japanese Yen	MSCO	Sell	300,000,000	2,790,386	5/16/17	90,430	—
Japanese Yen	SCNY	Sell	340,600,700	3,172,510	5/16/17	107,154	—
South Korean Won	CITI	Sell	13,902,000,000	12,090,798	5/16/17	—	(350,955)
Chilean Peso	JPHQ	Buy	462,964,638	717,108	5/17/17	—	(17,432)
Euro	BOFA	Sell	561,829	596,735	5/17/17	—	(3,880)
Euro	GSCO	Sell	3,095,000	3,276,707	5/17/17	—	(31,957)
South Korean Won	HSBK	Sell	48,866,000,000	41,781,882	5/17/17	—	(1,951,626)
Chilean Peso	DBAB	Buy	1,828,804,000	2,831,404	5/18/17	—	(67,671)
Japanese Yen	BOFA	Sell	1,105,661,700	10,312,085	5/18/17	360,609	—
Japanese Yen	CITI	Sell	3,198,607,000	29,629,701	5/18/17	840,733	—
South Korean Won	HSBK	Sell	26,952,000,000	23,029,992	5/18/17	—	(1,091,366)
Japanese Yen	BOFA	Sell	1,102,846,375	10,244,741	5/19/17	318,264	—
Japanese Yen	HSBK	Sell	1,106,730,400	10,280,821	5/19/17	319,384	—
Australian Dollar	CITI	Sell	13,307,000	10,181,452	5/22/17	22,055	—
Chilean Peso	JPHQ	Buy	468,520,362	728,534	5/22/17	—	(20,623)
Euro	DBAB	Sell	3,964,000	4,230,975	5/22/17	—	(7,732)
Euro	DBAB	Sell	5,073,398	5,433,152	5/22/17	8,165	—
Euro	HSBK	Sell	19,488,000	20,882,464	5/22/17	43,935	—
Euro	JPHQ	Sell	23,160,581	24,767,346	5/22/17	1,724	—
Euro	UBSW	Sell	3,245,000	3,473,773	5/22/17	3,892	—
Indian Rupee	JPHQ	Buy	378,455,000	5,603,420	5/22/17	209,425	—
Japanese Yen	BOFA	Sell	1,105,842,500	10,234,033	5/22/17	279,562	—

|92

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ	Sell	715,709,000	6,644,716	5/22/17	$202,113	$—
South Korean Won	DBAB	Sell	13,920,000,000	11,855,183	5/22/17	—	(603,237)
Euro	DBAB	Sell	3,887,000	4,111,669	5/23/17	—	(44,909)
Euro	JPHQ	Sell	28,236,000	29,899,242	5/23/17	—	(295,026)
Euro	UBSW	Sell	678,250	717,646	5/23/17	—	(7,643)
Malaysian Ringgit	HSBK	Buy	298,500	72,224	5/23/17	—	(5,138)
Chilean Peso	CITI	Buy	3,039,493,000	4,714,805	5/24/17	—	(122,697)
Japanese Yen	BOFA	Sell	1,085,075,000	9,866,830	5/25/17	98,295	—
Japanese Yen	HSBK	Sell	207,909,000	1,896,807	5/25/17	25,078	—
South Korean Won	HSBK	Sell	35,277,000,000	30,000,000	5/25/17	—	(1,573,671)
Indian Rupee	JPHQ	Buy	139,661,000	2,066,908	5/26/17	77,324	—
Chilean Peso	DBAB	Buy	3,444,155,000	5,319,569	5/30/17	—	(117,507)
Euro	BOFA	Sell	2,680,925	2,846,526	5/30/17	—	(21,327)
Euro	DBAB	Sell	837,570	890,052	5/30/17	—	(5,917)
Euro	GSCO	Sell	4,454,000	4,734,335	5/30/17	—	(30,220)
Euro	JPHQ	Sell	4,730,771	5,026,894	5/30/17	—	(33,730)
Euro	SCNY	Sell	13,581,483	14,432,159	5/30/17	—	(96,293)
Chilean Peso	DBAB	Buy	2,915,416,000	4,514,076	5/31/17	—	(110,829)
Euro	BOFA	Sell	2,694,506	2,862,697	5/31/17	—	(19,836)
Euro	DBAB	Sell	1,530,900	1,628,326	5/31/17	—	(9,402)
Euro	SCNY	Sell	11,263,000	11,977,074	5/31/17	—	(71,875)
South Korean Won	HSBK	Sell	42,561,000,000	36,423,620	6/02/17	—	(1,672,343)
Euro	UBSW	Sell	8,311,299	8,776,856	6/06/17	—	(117,239)
Euro	DBAB	Sell	1,536,000	1,629,604	6/07/17	—	(14,189)
Euro	UBSW	Sell	6,231,299	6,601,158	6/07/17	—	(67,438)
Euro	BOFA	Sell	11,879,864	12,644,036	6/08/17	—	(70,200)
Japanese Yen	CITI	Sell	1,370,500,000	12,982,646	6/08/17	637,083	—
Japanese Yen	HSBK	Sell	2,052,400,000	18,162,832	6/09/17	—	(326,223)
Australian Dollar	CITI	Sell	58,003,000	43,989,477	6/13/17	—	(276,245)
Australian Dollar	JPHQ	Sell	86,973,000	65,629,953	6/13/17	—	(744,591)
Chilean Peso	DBAB	Buy	1,866,989,500	2,803,077	6/13/17	14,982	—
Japanese Yen	HSBK	Sell	1,798,900,000	15,786,749	6/13/17	—	(421,762)
Euro	MSCO	Sell	13,171,500	14,080,597	6/14/17	—	(20,466)
Indian Rupee	DBAB	Buy	258,123,000	3,838,260	6/14/17	117,042	—
Euro	BOFA	Sell	17,769,000	19,042,682	6/15/17	18,649	—
Euro	JPHQ	Sell	5,636,000	6,041,228	6/15/17	7,155	—
South Korean Won	CITI	Sell	8,844,000,000	7,633,351	6/15/17	—	(284,215)
Euro	JPHQ	Sell	17,833,294	19,045,602	6/16/17	—	(48,277)
Euro	MSCO	Sell	17,573,000	18,770,951	6/16/17	—	(44,233)
Japanese Yen	CITI	Sell	310,702,000	2,980,098	6/16/17	180,197	—
Japanese Yen	HSBK	Sell	1,455,540,000	12,767,895	6/16/17	—	(348,751)
Japanese Yen	JPHQ	Sell	702,800,000	6,738,029	6/16/17	404,724	—
Euro	UBSW	Sell	11,641,500	12,423,518	6/19/17	—	(42,865)
Indian Rupee	CITI	Buy	69,318,000	1,037,384	6/19/17	24,256	—
Japanese Yen	DBAB	Sell	1,453,310,000	13,915,662	6/19/17	817,225	—
Japanese Yen	CITI	Sell	1,086,780,000	10,588,528	6/20/17	793,093	—
South Korean Won	DBAB	Sell	13,919,000,000	11,923,077	6/20/17	—	(538,705)
Philippine Peso	JPHQ	Buy	251,010,000	5,332,696	6/21/17	—	(359,312)
Japanese Yen	DBAB	Sell	1,455,820,000	14,145,161	6/22/17	1,022,212	—
Chilean Peso	JPHQ	Buy	612,933,000	918,940	6/30/17	5,491	—

|93

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BZWS	Sell	44,246,134	47,650,520		6/30/17	$241,650	$—
Chilean Peso	DBAB	Buy	4,683,134,000	7,017,087		7/03/17	45,004	—
Euro	GSCO	Sell	463,000	499,021		7/03/17	2,847	—
Euro	DBAB	Sell	2,579,651	2,766,289		7/05/17	1,514	—
Euro	HSBK	Sell	18,537,726	19,907,108		7/05/17	39,058	—
Japanese Yen	BZWS	Sell	1,689,110,000	14,647,600		7/11/17	—	(592,152)
Japanese Yen	DBAB	Sell	770,370,000	6,664,100		7/11/17	—	(286,452)
Japanese Yen	GSCO	Sell	329,010,000	2,849,632		7/11/17	—	(118,813)
Japanese Yen	JPHQ	Sell	2,831,950,000	24,478,779		7/11/17	—	(1,072,083)
Japanese Yen	BZWS	Sell	1,089,820,000	9,494,322		7/13/17	—	(339,367)
Japanese Yen	CITI	Sell	138,680,000	1,203,851		7/13/17	—	(47,490)
Japanese Yen	HSBK	Sell	536,380,000	4,658,341		7/13/17	—	(181,535)
Japanese Yen	JPHQ	Sell	708,450,000	6,923,866		7/14/17	531,057	—
Malaysian Ringgit	JPHQ	Buy	1,700,000	421,094		7/17/17	—	(40,381)
Japanese Yen	SCNY	Sell	707,660,000	6,289,752		7/20/17	—	(97,769)
Malaysian Ringgit	DBAB	Buy	11,455,000	2,543,408	EUR	7/20/17	—	(163,211)
Japanese Yen	DBAB	Sell	858,140,000	7,511,006		7/24/17	—	(236,274)
Japanese Yen	CITI	Sell	913,412,000	8,748,319		7/25/17	501,647	—
Japanese Yen	JPHQ	Sell	1,407,000,000	12,522,306		7/25/17	—	(180,689)
Japanese Yen	GSCO	Sell	944,420,000	8,401,977		7/27/17	—	(125,468)
Japanese Yen	JPHQ	Sell	490,100,000	4,363,232		7/27/17	—	(62,025)
Indonesian Rupiah	HSBK	Buy	424,000,000,000	30,372,493		7/31/17	1,096,765	—
Japanese Yen	BZWS	Sell	1,079,470,000	10,393,060		7/31/17	644,336	—
Japanese Yen	DBAB	Sell	897,860,782	8,648,745		7/31/17	540,138	—
Japanese Yen	HSBK	Sell	1,162,462,488	10,192,569		7/31/17	—	(305,663)
Japanese Yen	SCNY	Sell	1,720,000,000	15,414,742		8/08/17	—	(124,602)
Japanese Yen	JPHQ	Sell	1,723,960,000	15,452,309		8/09/17	—	(123,561)
Japanese Yen	CITI	Sell	683,420,000	6,072,955		8/14/17	—	(103,186)
Japanese Yen	GSCO	Sell	1,205,250,280	10,719,148		8/16/17	—	(173,878)
Japanese Yen	JPHQ	Sell	2,553,380,000	22,702,462		8/16/17	—	(374,931)
Japanese Yen	DBAB	Sell	838,612,000	8,491,414		8/18/17	911,327	—
Japanese Yen	HSBK	Sell	1,621,372,000	16,443,935		8/22/17	1,785,780	—
Japanese Yen	JPHQ	Sell	1,135,828,000	11,520,313		8/22/17	1,251,761	—
Japanese Yen	BZWS	Sell	376,247,000	3,809,267		8/24/17	407,446	—
Japanese Yen	DBAB	Sell	371,821,000	3,769,933		8/24/17	408,130	—
Japanese Yen	BZWS	Sell	343,460,000	3,071,412		8/28/17	—	(34,565)
Japanese Yen	JPHQ	Sell	1,135,833,000	11,497,158		8/28/17	1,225,595	—
Japanese Yen	DBAB	Sell	685,950,000	6,961,027		8/30/17	757,248	—
Japanese Yen	JPHQ	Sell	751,903,000	7,614,979		8/30/17	814,717	—
Japanese Yen	BZWS	Sell	1,576,550,000	14,158,764		8/31/17	—	(100,349)
Japanese Yen	DBAB	Sell	229,660,000	2,065,474		9/01/17	—	(11,787)
Japanese Yen	HSBK	Sell	1,247,125,000	12,384,558		9/01/17	1,104,388	—
South Korean Won	GSCO	Sell	44,346,000,000	39,173,181		9/07/17	—	(576,438)
Japanese Yen	BZWS	Sell	1,712,605,900	15,146,221		9/11/17	—	(351,655)
Japanese Yen	DBAB	Sell	595,700,000	5,238,572		9/13/17	—	(152,612)
Japanese Yen	CITI	Sell	286,112,008	2,830,200		9/19/17	240,090	—
South Korean Won	CITI	Sell	11,790,000,000	10,294,937		9/20/17	—	(275,104)
South Korean Won	HSBK	Sell	7,007,000,000	6,113,244		9/20/17	—	(168,714)
Japanese Yen	BZWS	Sell	981,707,504	8,774,372		9/21/17	—	(113,669)
Japanese Yen	BZWS	Sell	983,714,840	8,925,700		9/25/17	17,769	—

|94

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity		Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	MSCO	Sell	575,230,000		5,156,424	9/25/17	$—	$(52,514)
South Korean Won	HSBK	Sell	70,417,000,000		62,917,262	9/27/17	—	(220,010)
Japanese Yen	JPHQ	Sell	172,207,000		1,562,918	9/29/17	3,190	—
Japanese Yen	JPHQ	Sell	1,415,975,000		13,988,392	10/10/17	1,155,592	—
Japanese Yen	CITI	Sell	341,992,119		3,332,412	11/09/17	227,761	—
Japanese Yen	CITI	Sell	683,420,000		6,102,782	11/14/17	—	(103,140)
Japanese Yen	CITI	Sell	796,524,000		7,765,057	11/14/17	532,073	—
Japanese Yen	JPHQ	Sell	335,950,000		3,280,714	11/14/17	230,057	—
Japanese Yen	CITI	Sell	366,680,000		3,461,825	11/16/17	131,746	—
Japanese Yen	JPHQ	Sell	355,193,000		3,171,904	11/16/17	—	(53,854)
Japanese Yen	DBAB	Sell	796,770,000		7,427,429	11/21/17	189,366	—
Japanese Yen	SCNY	Sell	937,086,000		8,601,459	11/27/17	85,859	—
Japanese Yen	CITI	Sell	2,595,800,000		23,180,822	12/12/17	—	(427,945)
Japanese Yen	JPHQ	Sell	1,666,680,000		14,772,782	12/13/17	—	(386,504)
Japanese Yen	JPHQ	Sell	652,895,000		5,869,722	1/22/18	—	(82,305)
Japanese Yen	DBAB	Sell	8,368,505,770		74,632,175	1/30/18	—	(1,693,444)
Japanese Yen	JPHQ	Sell	1,719,500,000		15,617,408	2/08/18	—	(73,595)
Japanese Yen	BZWS	Sell	1,720,220,000		15,584,526	2/09/18	—	(113,956)
Japanese Yen	CITI	Sell	366,860,000		3,327,951	2/09/18	—	(19,961)
Japanese Yen	CITI	Sell	751,731,000		6,848,081	2/13/18	—	(13,697)
Japanese Yen	CITI	Sell	689,390,000		6,190,226	2/14/18	—	(102,869)
Japanese Yen	HSBK	Sell	1,035,240,000		9,301,348	2/16/18	—	(149,933)
Japanese Yen	JPHQ	Sell	353,873,000		3,171,900	2/16/18	—	(58,803)
Japanese Yen	HSBK	Sell	1,131,678,000		10,236,798	2/27/18	—	(101,502)
Japanese Yen	JPHQ	Sell	372,662,000		3,380,798	2/28/18	—	(23,805)
Japanese Yen	JPHQ	Sell	848,300,000		7,604,764	3/05/18	—	(147,467)
Japanese Yen	HSBK	Sell	400,800,000		3,571,238	3/06/18	—	(91,705)
Japanese Yen	DBAB	Sell	725,287,000		6,565,228	3/22/18	—	(69,379)
Japanese Yen	CITI	Sell	1,866,452,000		16,883,711	3/23/18	—	(190,762)
Japanese Yen	JPHQ	Sell	285,510,329		2,618,244	3/26/18	5,915	—
Total Forward Exchange Contracts							$45,919,099	$(28,024,867)
Net unrealized appreciation (depreciation)							$17,894,232

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts				Counterparty/	Notional	Expiration	Unrealized	Unrealized
Description			Exchange		Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%				LCH	$183,490,000	10/17/17	$—	$(52,648)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.558%				LCH	3,240,000	3/04/21	—	(204,294)

|95

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Interest Rate Swap Contracts (continued)

	Counterparty/	Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%	CME	$13,090,000	10/04/23	$—	$(617,173)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%	CME	13,090,000	10/04/23	—	(634,521)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%	CME	13,090,000	10/07/23	—	(606,973)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.731%	LCH	34,000,000	7/07/24	—	(1,259,614)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	114,670,000	1/22/25	2,855,600	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	143,340,000	1/23/25	2,981,658	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	84,590,000	1/27/25	1,751,430	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	21,150,000	1/29/25	495,682	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	17,910,000	1/30/25	414,481	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	28,210,000	2/03/25	920,167	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.349%	LCH	7,460,000	2/25/41	—	(2,382,978)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.320%	LCH	5,600,000	2/28/41	—	(1,766,123)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.299%	LCH	1,870,000	3/01/41	—	(579,456)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%	CME	6,370,000	10/04/43	—	(1,393,898)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%	CME	6,370,000	10/04/43	—	(1,418,185)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%	CME	6,370,000	10/07/43	—	(1,401,946)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.378%	LCH	122,400,000	11/18/46	6,586,276	—
Total Centrally Cleared Swap Contracts				16,005,294	(12,317,809)
OTC Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.523%	DBAB	14,630,000	3/28/21	—	(892,698)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.347%	CITI	7,460,000	2/25/41	—	(2,379,282)
Total OTC Swap Contracts				—	(3,271,980)
Total Interest Rate Swap Contracts				$16,005,294	$(15,589,789)
Net unrealized appreciation (depreciation)				$415,505

See Abbreviations on page 118.

|96

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, March 31, 2017 (unaudited)
Templeton Growth VIP Fund
	Country	Shares	Value

Common Stocks 97.1%
Aerospace & Defense 1.3%
BAE Systems PLC	United Kingdom	2,298,132	$18,502,646
Air Freight & Logistics 0.5%
United Parcel Service Inc., B	United States	69,960	7,506,708
Airlines 1.7%
Deutsche Lufthansa AG.	Germany	1,446,482	23,453,028
Auto Components 1.1%
Cie Generale des Etablissements Michelin, B	France	122,432	14,868,607
Automobiles 3.9%
Hero Motocorp Ltd	India	281,730	13,995,066
Hyundai Motor Co	South Korea	178,330	25,134,321
Nissan Motor Co. Ltd	Japan	1,696,510	16,361,544
			55,490,931
Banks 16.3%
Bangkok Bank PCL, fgn	Thailand	661,900	3,584,087
Bangkok Bank PCL, NVDR	Thailand	913,600	4,827,319
Barclays PLC	United Kingdom	5,731,140	16,165,988
BNP Paribas SA	France	262,757	17,498,061
Citigroup Inc	United States	554,790	33,187,538
Credit Agricole SA	France	1,212,296	16,423,083
DBS Group Holdings Ltd	Singapore	932,690	12,937,818
HSBC Holdings PLC	United Kingdom	2,523,754	20,556,212
ING Groep NV	Netherlands	737,796	11,151,889
JPMorgan Chase & Co	United States	242,540	21,304,714
KB Financial Group Inc	South Korea	657,984	28,851,845
[a] Standard Chartered PLC	United Kingdom	2,584,883	24,714,462
SunTrust Banks Inc	United States	320,340	17,714,802
			228,917,818
Biotechnology 3.5%
Amgen Inc	United States	155,440	25,503,041
[a] Celgene Corp	United States	32,720	4,071,350
Gilead Sciences Inc	United States	283,260	19,239,019
			48,813,410
Capital Markets 1.9%
Credit Suisse Group AG	Switzerland	899,480	13,376,836
Man Group PLC	United Kingdom	1,714,830	3,165,261
UBS Group AG.	Switzerland	451,380	7,221,900
Value Partners Group Ltd	Hong Kong	2,850,000	2,713,744
			26,477,741
Chemicals 1.2%
Akzo Nobel NV.	Netherlands	204,762	16,977,758
Communications Equipment 3.0%
Cisco Systems Inc	United States	633,880	21,425,144
[b] Ericsson, B	Sweden	2,683,002	17,905,044
[a] NetScout Systems Inc	United States	86,600	3,286,470
			42,616,658
Construction Materials 0.6%
CRH PLC.	Ireland	233,071	8,221,759

Quarterly Statement of Investments | See Notes to Statements of Investments. | 97

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth VIP Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Consumer Finance 1.4%
Ally Financial Inc	United States	160,390	$3,260,729
Capital One Financial Corp	United States	187,470	16,246,150
			19,506,879
Diversified Telecommunication Services 3.0%
China Telecom Corp. Ltd., ADR	China	179,195	8,721,421
China Telecom Corp. Ltd., H	China	2,006,000	978,278
Singapore Telecommunications Ltd	Singapore	6,489,800	18,190,280
Telefonica SA	Spain	1,290,675	14,435,360
			42,325,339
Energy Equipment & Services 0.8%
Halliburton Co	United States	217,950	10,725,319
Food & Staples Retailing 1.3%
Metro AG	Germany	379,120	12,124,131
[a] Tesco PLC	United Kingdom	2,775,078	6,454,148
			18,578,279
Health Care Equipment & Supplies 1.6%
Getinge AB, B	Sweden	925,050	16,228,223
Medtronic PLC	United States	74,440	5,996,886
			22,225,109
Health Care Providers & Services 1.6%
AmerisourceBergen Corp	United States	129,340	11,446,590
Cardinal Health Inc	United States	139,230	11,354,206
			22,800,796
Household Durables 1.1%
Panasonic Corp	Japan	1,349,530	15,252,077
Industrial Conglomerates 1.0%
Siemens AG.	Germany	107,392	14,708,868
Insurance 4.3%
Aegon NV	Netherlands	2,505,936	12,753,274
American International Group Inc	United States	312,040	19,480,657
AXA SA	France	376,478	9,740,543
China Life Insurance Co. Ltd., H	China	6,041,230	18,539,846
			60,514,320
Internet Software & Services 2.5%
[a] Alphabet Inc., A	United States	25,760	21,839,328
[a] Baidu Inc., ADR	China	78,380	13,522,118
			35,361,446
Life Sciences Tools & Services 0.7%
QIAGEN NV.	Netherlands	321,840	9,341,376
Machinery 1.0%
[a] Navistar International Corp	United States	598,440	14,733,593
Media 4.3%
Comcast Corp., A	United States	594,404	22,343,647
Sky PLC	United Kingdom	1,499,257	18,336,297
Twenty-First Century Fox Inc., A	United States	591,972	19,173,973
			59,853,917

|98

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth VIP Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Metals & Mining 2.5%
Barrick Gold Corp	Canada	513,680	$9,754,783
MMC Norilsk Nickel PJSC, ADR	Russia	948,070	14,903,661
Silver Wheaton Corp	Canada	518,270	10,798,753
			35,457,197
Multiline Retail 0.3%
Ryohin Keikaku Co. Ltd	Japan	19,340	4,237,738
Multi-Utilities 1.1%
[a] innogy SE	Germany	410,700	15,501,945
Oil, Gas & Consumable Fuels 10.5%
Apache Corp	United States	221,140	11,364,385
BP PLC	United Kingdom	3,841,161	22,023,524
Cenovus Energy Inc	Canada	108,800	1,231,250
ConocoPhillips	United States	278,250	13,876,327
Eni SpA	Italy	1,331,279	21,798,156
Galp Energia SGPS SA, B	Portugal	1,013,670	15,381,234
Kunlun Energy Co. Ltd	China	17,103,030	15,845,207
Royal Dutch Shell PLC, A	United Kingdom	15,359	403,404
Royal Dutch Shell PLC, B	United Kingdom	1,303,219	35,674,277
Total SA, B.	France	206,699	10,454,335
			148,052,099
Pharmaceuticals 8.1%
Allergan PLC	United States	106,454	25,433,990
Eli Lilly & Co	United States	192,470	16,188,652
Merck KGaA	Germany	127,234	14,494,950
Roche Holding AG	Switzerland	45,563	11,632,913
Sanofi	France	210,877	19,034,634
Teva Pharmaceutical Industries Ltd., ADR	Israel	827,780	26,563,460
			113,348,599
Semiconductors & Semiconductor Equipment 0.5%
[a] First Solar Inc	United States	267,320	7,244,372
Software 4.7%
Microsoft Corp	United States	415,869	27,389,132
Oracle Corp	United States	857,350	38,246,384
			65,635,516
Specialty Retail 0.9%
Kingfisher PLC	United Kingdom	871,388	3,560,804
Tiffany & Co	United States	91,210	8,692,313
			12,253,117
Technology Hardware, Storage & Peripherals 5.5%
Apple Inc	United States	164,980	23,701,027
Hewlett Packard Enterprise Co	United States	417,670	9,898,779
Samsung Electronics Co. Ltd	South Korea	24,110	44,445,379
			78,045,185
Wireless Telecommunication Services 3.4%
China Mobile Ltd	China	636,000	6,960,233
SoftBank Group Corp	Japan	324,800	22,941,134
[a] Turkcell Iletisim Hizmetleri AS, ADR	Turkey	1,392,993	11,533,982

|99

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (continued)
Vodafone Group PLC	United Kingdom	2,681,677	$6,993,012
			48,428,361
Total Common Stocks (Cost $1,111,580,325)			1,365,978,511

		Principal
		Amount
Corporate Bonds (Cost $14,082,455) 1.1%
Oil, Gas & Consumable Fuels 1.1%
[c] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	$14,998,000	15,766,647
Total Investments before Short Term Investments
(Cost $1,125,662,780)			1,381,745,158

Short Term Investments 2.7%
Time Deposits 1.4%
Bank of Montreal, 0.72%, 4/03/17.	United States	8,000,000	8,000,000
Royal Bank of Canada, 0.80%, 4/03/17	United States	10,700,000	10,700,000
Total Time Deposits (Cost $18,700,000)			18,700,000
Investments from Cash Collateral Received for Loaned
Securities (Cost $18,646,864) 1.3%
		Shares
Money Market Funds 1.3%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	18,646,864	18,646,864
Total Investments (Cost $1,163,009,644) 100.9%			1,419,092,022
Other Assets, less Liabilities (0.9)%			(12,331,046)
Net Assets 100.0%			$1,406,760,976

See Abbreviations on page 118.

aNon-income producing.
bA portion or all of the security is on loan at March 31, 2017.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
dSee Note 10 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day yield at period end.

| 100

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of nineteen separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

Certain or all Funds invest in affiliated funds managed by Franklin Templeton (Underlying Funds) and/or exchange traded funds (ETFs).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements and time deposits are valued at cost, which approximates fair value.

| 101

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over

| 102

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At March 31, 2017, the Funds received U.S. Government and Agency Securities and U.S. Treasury Bonds and Notes as collateral for derivatives, as follows:

Franklin Strategic Income VIP Fund $1,645,350

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk and/or certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or

| 103

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.
Franklin Mutual Global Discovery VIP Fund – Futures and forwards
Franklin Mutual Shares VIP Fund – Futures and forwards
Franklin Strategic Income VIP Fund – Futures, forwards, swaps, and VRI
Franklin VolSmart Allocation VIP Fund – Swaps
Templeton Global Bond VIP Fund – Forwards, swaps and VRI

4. MORTGAGE DOLLAR ROLLS

Franklin Strategic Income VIP Fund and Franklin U.S. Government Securities VIP Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

| 104

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. INCOME TAXES

At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Flex	Franklin Founding	Franklin Global	Franklin Growth
	Cap Growth	Funds Allocation	Real Estate	and Income
	VIP Fund	VIP Fund	VIP Fund	VIP Fund
Cost of investments	$73,023,872	$787,508,864	$149,507,131	$79,645,020

Unrealized appreciation	$34,717,551	$295,437,545	$59,098,117	$26,055,093
Unrealized depreciation	(1,255,212)	(49,464,526)	(13,032,247)	(1,693,740)
Net unrealized appreciation (depreciation)	$33,462,339	$245,973,019	$46,065,870	$24,361,353
	Franklin High	Franklin	Franklin Large	Franklin Mutual
	Income VIP	Income	Cap Growth	Global Discovery
	Fund	VIP Fund	VIP Fund	VIP Fund
Cost of investments.	$48,376,081	$5,581,727,452	$79,095,692	$558,543,131

Unrealized appreciation	$1,451,898	$870,479,533	$43,873,439	$177,928,913
Unrealized depreciation	(4,043,869)	(247,417,428)	(1,073,309)	(43,165,517)
Net unrealized appreciation (depreciation)	$(2,591,971)	$623,062,105	$42,800,130	$134,763,396
		Franklin Rising	Franklin Small	Franklin Small-Mid
	Franklin Mutual	Dividends VIP	Cap Value	Cap Growth
	Shares VIP Fund	Fund	VIP Fund	VIP Fund
Cost of investments	$3,379,505,050	$1,008,429,847	$986,111,928	$337,364,281

Unrealized appreciation	$1,295,501,885	$804,182,875	$413,372,027	$130,426,347
Unrealized depreciation	(297,926,965)	(40,089,135)	(20,255,881)	(10,690,250)
Net unrealized appreciation (depreciation)	$997,574,920	$764,093,740	$393,116,146	$119,736,097
		Franklin U.S.	Franklin VolSmart	Templeton
	Franklin Strategic	Government	Allocation VIP	Developing Markets
	Income VIP Fund	Securities VIP Fund	Fund	VIP Fund
Cost of investments	$720,720,061	$1,346,458,850	$146,041,926	$277,656,611

Unrealized appreciation.	$24,481,517	$11,982,326	$12,935,918	$75,974,080
Unrealized depreciation.	(28,379,805)	(22,601,203)	(2,817,731)	(21,735,222)
Net unrealized appreciation (depreciation)	$(3,898,288)	$(10,618,877)	$10,118,187	$54,238,858
		Templeton	Templeton
		Foreign	Global Bond	Templeton Growth
		VIP Fund	VIP Fund	VIP Fund
Cost of investments		$1,449,381,203	$2,970,675,628	$1,170,074,071

Unrealized appreciation		$341,073,460	$136,948,099	$331,483,403
Unrealized depreciation		(112,866,818)	(113,613,037)	(82,465,452)
Net unrealized appreciation (depreciation)		$228,206,642	$23,335,062	$249,017,951

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Certain or all Funds invest a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Funds hold securities of certain companies recently impacted by the sanctions, the restrictions do not impact the existing investments in those issuers. At March 31, 2017, Templeton Developing Markets VIP Fund had 6.5% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

7. RESTRICTED SECURITIES

At March 31, 2017, investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/
Shares/		Acquisition
Units	Issuer	Date	Cost	Value
Franklin High Income VIP Fund
117,731	[a] Halcon Resources Corp. (Value is 1.6% of Net Assets)	10/23/12 - 4/08/14	$3,365,853	$889,616
Franklin Income VIP Fund
74,398	Halcon Resources Corp. (Value is 0.0%† of Net Assets)	10/23/15	$633,916	$562,177
Franklin Large Cap Growth VIP Fund
9,780,975	Acerta Pharma BV (Value is 0.3% of Net Assets)	5/06/15	$562,683	$375,179
Franklin Mutual Global Discovery VIP Fund
595	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$595	$—
2,077,368	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
1,775,736	Hightower Holding LLC, B, Series II	6/10/10 - 5/10/12	5,430,000	6,080,476
424,073	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	281,629	11,132
4,052,916	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	3,247,714	3,176,193
1,841	Warrior Met Coal LLC, A	9/19/14 - 3/31/16	2,420,000	516,351
4,306	Warrior Met Coal LLC, B	3/31/16 - 6/23/16	344,500	1,207,717
	Total Restricted Securities (Value is 1.6% of Net Assets)		$11,724,438	$10,991,869
Franklin Mutual Shares VIP Fund
1,754	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$1,754	$—
6,400,507	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	—	—
8,006,950	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
48,169	Gulfmark Offshore Inc	1/06/17	86,699	16,021

| 106

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
	NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Principal
Amount/
Shares/		Acquisition
Units	Issuer	Date	Cost	Value
Franklin Mutual Shares VIP Fund (continued)
1,730,515	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	$1,149,241	$45,428
15,382,424	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	12,591,586	12,054,913
12,324	Warrior Met Coal LLC, A	9/19/14 - 3/31/16	16,187,328	3,456,549
28,821	Warrior Met Coal LLC, B	3/31/16 - 6/23/16	2,305,674	8,083,512
	Total Restricted Securities (Value is 0.5% of Net Assets)		$32,322,282	$23,656,423
Franklin Small-Mid Cap Growth VIP Fund
115,528	DraftKings Inc., pfd., D	8/07/15	$622,222	$509,045
284,105	DraftKings Inc., pfd., D-1	8/07/15	2,177,781	1,780,797
	Total Restricted Securities (Value is 0.5% of Net Assets)		$2,800,003	$2,289,842
Franklin Strategic Income VIP Fund
97,655	[b] Halcon Resources Corp	10/23/12 - 11/19/15	$2,672,353	$737,915
14,792,309	Holdco 2, A	2/08/13 - 2/01/17	114,768	11,024
1,472,041	Holdco 2, B	2/01/17	1,093	1,097
1,499	Warrior Met Coal LLC, A	5/29/14 - 11/13/14	2,911,693	420,429
	Total Restricted Securities (Value is 0.2% of Net Assets)		$5,699,907	$1,170,465

†Rounds to less than 0.1% of net assets.

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $18,506 as of March 31, 2017.
bThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $14,394 as of March 31, 2017.

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended March 31, 2017, investments in “affiliated companies” were as follows:

	Number of			Number of
	Shares Held			Shares	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)

Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
CB FIM Coinvestors LLC (Value is 0.0%
of Net Assets)	6,400,507	—	—	6,400,507	$—	$—	$—

9. INVESTMENTS IN UNDERLYING FUNDS

Certain or all Funds, which are either managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest in Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. INVESTMENTS IN UNDERLYING FUNDS (continued)

Investments in Underlying Funds for the three months ended March 31, 2017, were as follows:

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Founding Funds Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1	21,065,303	122,850	(185,458)	21,002,695	$344,864,259	$–	$142,183	5.4%
Franklin Mutual Shares VIP Fund, Class 1	16,336,774	270,909	(401,342)	16,206,341	343,412,356	–	428,327	7.7%
Templeton Growth VIP Fund, Class 1	23,748,961	138,985	(579,015)	23,308,931	345,205,268	–	1,858,688	24.3%
Total					$1,033,481,883	$–	$2,429,198

Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	251,990	61,925	–	313,915	$17,551,003	$–	$–	0.5%
Franklin Income Fund, Class R6.	5,053,596	1,333,482	–	6,387,078	14,945,763	167,174	–	–%[a]
Franklin Low Duration Total Return Fund,
ClassR6	1,612,689	390,890	–	2,003,579	19,855,465	94,235	–	0.8%
Franklin Strategic Income Fund, Class R6	1,380,378	338,464	–	1,718,842	16,827,463	68,455	–	0.2%
Institutional Fiduciary Trust Money Market
Portfolio,0.32%	9,750,824	21,734,360	(21,781,443)	9,703,741	9,703,741	4,175	–	–%[a]
Total					$78,883,435	$334,039	$–

aRounds to less than 0.1%

10. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2017, investments in affiliated management investment companies were as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Franklin Flex Cap Growth VIP Fund
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	6,045,419	10,728,388	(9,949,559)	6,824,248	$6,824,248	$2,569	$ –	–%[a]

Franklin Global Real Estate VIP
Fund
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	–	4,383,000	(164,000)	4,219,000	$4,219,000	$–	$ –	–%[a]

Franklin Income VIP Fund
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	310,250,028	561,385,340	(345,795,733)	525,839,635	$525,839,635	$159,030	$ –	2.5%

Franklin Mutual Global Discovery
VIP Fund
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	–	11,712,000	(11,712,000)	–	$–	$–	$ –	–%

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		FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
			NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Non-Controlled Affiliates
Franklin Mutual Shares VIP Fund
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	–	66,850,000	(66,850,000)	–	$ –	$–	$ –	–%
Franklin Rising Dividends VIP Fund
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	14,889,095	45,138,425	(37,147,158)	22,880,362	$22,880,362	$9,012	$ –	0.1%
Franklin Small Cap Value VIP Fund
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	46,387,989	59,365,347	(59,519,127)	46,234,209	$46,234,209	$17,024	$ –	0.2%
Franklin Small-Mid Cap Growth VIP
Fund
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	19,269,553	36,256,130	(46,166,518)	9,359,165	$9,359,165	$4,377	$ –	–%[a]
Franklin Strategic Income VIP Fund
Franklin Lower Tier Floating Rate
Fund	2,590,404	–	–	2,590,404	$27,069,719	$533,468	$ –	5.9%
Franklin Middle Tier Floating Rate
Fund	2,175,846	–	–	2,175,846	21,954,286	385,621	–	6.1%
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	27,288,407	42,580,688	(25,926,115)	43,942,980	43,942,980	17,064	–	0.2%
Total					$92,966,985	$936,153	$ –
Templeton Developing Markets VIP
Fund
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	4,395,622	17,511,004	(18,458,921)	3,447,705	$3,447,705	$2,222	$ –	–%[a]
Templeton Foreign VIP Fund
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	111,135,782	460,634,056	(469,606,605)	102,163,233	$102,163,233	$31,453	$ –	0.5%
Templeton Global Bond VIP Fund
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	436,780,215	410,507,603	(81,336,794)	765,951,024	$765,951,024	$279,144	$ –	3.6%
Templeton Growth VIP Fund
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	–	80,315,965	(61,669,101)	18,646,864	$18,646,864	$–	$ –	0.1%

[a]Rounds to less than 0.1%.

11. INVESTMENTS IN FT HOLDINGS CORPORATION III (FT Subsidiary)

Franklin Strategic Income VIP Fund invests in certain financial instruments through its investment in the FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At March 31, 2017, FT Subsidiary’s investment, Turtle Bay Resort as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At March 31, 2017, the net assets of FT Subsidiary were $8,914,559, representing 1.3% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

12. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Flex Cap Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$99,661,963	$—	$—	$99,661,963
Short Term Investments	6,824,248	—	—	6,824,248
Total Investments in Securities	$106,486,211	$—	$—	$106,486,211

Franklin Founding Funds Allocation VIP Fund
Assets:
Investments in Securities:
Investments in Underlying Funds[b]	$1,033,481,883	$—	$—	$1,033,481,883

Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$189,709,819	$—	$—	$189,709,819
Short Term Investments	4,219,000	1,644,182	—	5,863,182
Total Investments in Securities	$193,928,819	$1,644,182	$—	$195,573,001

Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Equity Investments[a,c]	$93,441,243	$—	$—	$93,441,243
Equity-Linked Securities	—	6,851,126	—	6,851,126
Short Term Investments	3,714,004	—	—	3,714,004
Total Investments in Securities	$97,155,247	$6,851,126	$—	$104,006,373

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3		Total
Franklin High Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:
Energy.	$18,506	$—	$889,616		$908,122
Corporate Bonds	—	42,399,667	—		42,399,667
Escrows and Litigation Trusts	—	—	—[d]		—
Short Term Investments	—	2,476,321	—		2,476,321
Total Investments in Securities	$18,506	$44,875,988	$889,616		$45,784,110

Franklin Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Energy.	$518,689,645	$—	$562,177		$519,251,822
Financials	397,581,352	10,948,750	—		408,530,102
Industrials	348,433,473	6,419,127	—		354,852,600
All Other Equity Investments[a]	1,736,896,243	—	—		1,736,896,243
Equity-Linked Securities	—	326,429,499	—		326,429,499
Convertible Bonds	—	63,748,796	—		63,748,796
Corporate Bonds	—	2,083,515,234	—		2,083,515,234
Senior Floating Rate Interests	—	184,585,092	—		184,585,092
Escrows and Litigation Trusts	—	—	—[d]		—
Short Term Investments	525,839,635	1,140,534	—		526,980,169
Total Investments in Securities	$3,527,440,348	$2,676,787,032	$562,177		$6,204,789,557

Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Health Care	$18,395,228	$—	$375,179		$18,770,407
All Other Equity Investments[b]	101,827,282	—	—		101,827,282
Short Term Investments	—	1,298,133	—		1,298,133
Total Investments in Securities	$120,222,510	$1,298,133	$375,179		$121,895,822

Receivables:
Investment Securities Sold	$—	$—	$830,257		$830,257

Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$3,740,469	$—	$3,187,325		$6,927,794
Banks	97,569,764	11,714,615	—		109,284,379
Diversified Financial Services	3,858,634	—	6,080,476		9,939,110
Oil, Gas & Consumable Fuels.	55,351,386	1,724,068	—		57,075,454
All Other Equity Investments[a]	451,686,646	—	—		451,686,646
Corporate Bonds, Notes and Senior Floating
Rate Interests	—	25,365,874	—		25,365,874
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	2,959,583	—[d]		2,959,583
Companies in Liquidation	229,463	569,251	136,964	[d]	935,678
Municipal Bonds in Reorganization	—	1,407,472	—		1,407,472
Short Term Investments	23,964,384	3,760,153	—		27,724,537
Total Investments in Securities	$636,400,746	$47,501,016	$9,404,765		$693,306,527

Other Financial Instruments:
Forward Exchange Contracts	$—	$53,811	$—		$53,811

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

12. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Liabilities:
Other Financial Instruments:
Futures Contracts	$715,408	$—	$—		$715,408
Forward Exchange Contracts	—	526,525	—		526,525
Total Other Financial Instruments	$715,408	$526,525	$—		$1,241,933

Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$25,449,768	$—	$12,100,341		$37,550,109
Energy Equipment & Services	60,040,437	—	16,021		60,056,458
Machinery	71,460,210	17,789,483	—		89,249,693
Oil, Gas & Consumable Fuels.	310,342,112	11,540,061	—		321,882,173
All Other Equity Investments[a]	3,296,493,950	—	—dd		3,296,493,950
Corporate Bonds, Notes and Senior Floating
Rate Interests	—	163,845,461	—		163,845,461
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	79,470,622	—[d]		79,470,622
Companies in Liquidation	2,511,709	4,711,390	1,507,147	[d]	8,730,246
Municipal Bonds in Reorganization	—	12,704,602	—		12,704,602
Short Term Investments	252,596,656	54,500,000	—		307,096,656
Total Investments in Securities	$4,018,894,842	$344,561,619	$13,623,509		$4,377,079,970

Other Financial Instruments:
Forward Exchange Contracts	$—	$104,461	$—		$104,461

Liabilities:
Other Financial Instruments:
Futures Contracts	$2,902,450	$—	$—		$2,902,450
Forward Exchange Contracts	—	2,680,116	—		2,680,116
Total Other Financial Instruments	$2,902,450	$2,680,116	$—		$5,582,566

Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
Equity Investments[c]	$1,749,643,225	$—	$—		$1,749,643,225
Short Term Investments	22,880,362	—	—		22,880,362
Total Investments in Securities	$1,772,523,587	$—	$—		$1,772,523,587

Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,321,085,631	$—	$—		$1,321,085,631
Corporate Bonds	—	11,908,234	—		11,908,234
Short Term Investments	46,234,209	—	—		46,234,209
Total Investments in Securities	$1,367,319,840	$11,908,234	$—		$1,379,228,074

Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Discretionary	$83,553,433	$—	$2,289,842		$85,843,275
All Other Equity Investments[a]	361,897,938	—	—		361,897,938
Short Term Investments	9,359,165	—	—		9,359,165
Total Investments in Securities	$454,810,536	$—	$2,289,842		$457,100,378

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3		Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Services	$—	$—	$8,913,040		$8,913,040
Energy.	2,585,338	664,074	738,459		3,987,871
Retailing	—	—	12,122		12,122
Transportation	—	168,334	—		168,334
All Other Equity Investments[a]	49,903,174	—[d]	—		49,903,174
Convertible Bonds	—	1,622,190	—		1,622,190
Corporate Bonds	—	296,933,274	—		296,933,274
Senior Floating Rate Interests	—	69,356,960	—		69,356,960
Foreign Government and Agency Securities	—	54,748,325	—		54,748,325
U.S. Government and Agency Securities	—	40,650,892	—		40,650,892
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	73,462,884	—		73,462,884
Mortgage-Backed Securities	—	59,509,462	—		59,509,462
Municipal Bonds	—	13,113,703	—		13,113,703
Escrows and Litigation Trusts	59,085	33,750	34,800	[d]	127,635
Short Term Investments	44,311,907	—	—		44,311,907
Total Investments in Securities	$96,859,504	$610,263,848	$9,698,421		$716,821,773

Other Financial Instruments:
Futures Contracts	$137,222	$—	$—		$137,222
Forward Exchange Contracts	—	2,663,161	—		2,663,161
Swap Contracts.	—	48,848	—		48,848
Total Other Financial Instruments	$137,222	$2,712,009	$—		$2,849,231

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$440,916	$—		$440,916

Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
Mortgage-Backed Securities	$—	$1,031,409,643	$—		$1,031,409,643
Foreign Government and Agency Securities	—	1,756,159	—		1,756,159
U.S. Government and Agency Securities	—	274,505,215	—		274,505,215
Short Term Investments	—	28,168,956	—		28,168,956
Total Investments in Securities	$—	$1,335,839,973	$—		$1,335,839,973

Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$77,276,678	$—	$—		$77,276,678
Investments in Underlying Funds[b]	69,179,694	—	—		69,179,694
Short Term Investments	9,703,741	—	—		9,703,741
Total Investments in Securities	$156,160,113	$—	$—		$156,160,113

Liabilities:
Other Financial Instruments:
Swap Contracts.	$—	$3,021	$—		$3,021

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

12. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Equity Investments[a,c]	$323,322,208	$—	$—	$323,322,208
Participatory Notes	—	5,125,556	—	5,125,556
Short Term Investments	3,447,705	—	—	3,447,705
Total Investments in Securities	$326,769,913	$5,125,556	$—	$331,895,469

Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,575,424,612	$—	$—	$1,575,424,612
Short Term Investments	102,163,233	—	—	102,163,233
Total Investments in Securities	$1,677,587,845	$—	$—	$1,677,587,845

Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$2,127,427,539	$—	$2,127,427,539
Short Term Investments	765,951,024	100,632,127	—	866,583,151
Total Investments in Securities	$765,951,024	$2,228,059,666	$—	$2,994,010,690

Other Financial Instruments:
Forward Exchange Contracts	$—	$45,919,099	$—	$45,919,099
Swap Contracts.	—	16,005,294	—	16,005,294
Total Other Financial Instruments	$—	$61,924,393	$—	$61,924,393

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$28,024,867	$—	$28,024,867
Swap Contracts.	—	15,589,789	—	15,589,789
Total Other Financial Instruments	$—	$43,614,656	$—	$43,614,656

Templeton Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,365,978,511	$—	$—	$1,365,978,511
Corporate Bonds	—	15,766,647	—	15,766,647
Short Term Investments	18,646,864	18,700,000	—	37,346,864
Total Investments in Securities	$1,384,625,375	$34,466,647	$—	$1,419,092,022

aFor detailed categories, see the accompanying Statement of Investments.
bFor detailed Underlying Fund categories, see the accompanying Statement of Investments.
cIncludes common, preferred, convertible preferred stocks and management investment companies as well as other equity investments.
dIncludes securities determined to have no value at March 31, 2017.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. At March 31, 2017, the reconciliations of assets are as follows:

												Net Change in
												Unrealized
												Appreciation
								Net	Net			(Depreciation)
	Balance at				Transfer	Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of				Into	Out of	Cost Basis	Gain	Appreciation	at End		Held at
	Period		Purchases	Sales	Level 3[a]	Level 3[b]	Adjustments	(Loss)	(Depreciation)	of Period		Period End
Franklin High Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:
Energy	$1,094,017	[c]	$–	$(128,913)	$–	$–	$–	$47,266	$(122,754) $ 889,616			$(96,993)
Corporate Bonds	191		–	(191)	–	–	–	(681,815)	681,815	–		–
Escrows and Litigation Trusts	59,000	[c]	–	(27,136)	–	–	–	(50,952)	19,088	–[c]		–
Total Investments in Securities	$1,153,208		$–	$(156,240)	$–	$–	$–	$(685,501)	$578,149	$889,616		$(96,993)
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments:
Health Care	$364,322		$–	$ –	$–	$–	$–	$ –	$10,857	$375,179		$10,857
Receivables:
Investment Securities Sold	$826,648		$–	$ –	$–	$–	$–	$ –	$3,609	$830,257		$3,609
Franklin Mutual Global Discovery VIP
Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Auto Components	$3,025,399		$–	$ –	$–	$–	$–	$ –	$161,926	$3,187,325		$161,926
Diversified Financial Services	5,466,782		–	–	–	–	–	–	613,694	6,080,476		613,694
Oil, Gas & Consumable Fuels	1,997,775		–	–	–	(1,844,100)	–	–	(153,675)	–		–
Companies in Liquidation	136,964	[c]	–	–	–	–	–	–	–	136,964	[c]	–
Total Investments in Securities	$10,626,920		$–	$ –	$–	$(1,844,100)	$–	$ –	$621,945	$9,404,765		$775,620
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Consumer Services	8,913,040		–	–	–	–	–	–	–	8,913,040		–
Energy	1,305,543	[c]	–	–	–	(449,700)	–	–	(117,384)	738,459		(79,909)
Retailing	–		–	–	12,097	–	–	–	25	12,122		25
Escrows and Litigation Trusts	72,300	[c]	–	–	–	(37,500)	–	–	–	34,800	[c]	–
Total Investments in Securities	$10,290,883		$–	$ –	$12,097	$(487,200)	$–	$ –	$(117,359) $9,698,421			$(79,884)

aThe investments were transferred into Level 3 as result of the unavailability of other significant observable valuation inputs. May include amounts related to a corporate action.
bThe investments were transferred out of Level 3 as a result of the removal of a significant unobservable valuation input. May include amounts related to a corporate action.
cIncludes securities determined to have no value.
dIncludes common and preferred stocks as well as other equity investments.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2017, are as follows:

							Impact to Fair
	Fair Value at End						Value if Input
Description	of Period		Valuation Technique	Unobservable Input	Amount		Increases[a]
Franklin High Income VIP Fund:
Assets:
Investments in Securities:
Equity Investments:
Energy	$889,616		Market Comparables	Discount for lack of	1.9%		Decrease
				marketability
All Other Investments[b]	—[c]
Total	$889,616

Franklin Large Cap Growth VIP Fund:
Assets:
Investments in Securities:
Equity Investments:
Health Care	$375,179		Probability Weighted	Free Cash Flow[d]	$3,000	(mil)	Increase
			Discounted Cash	Discount for lack of	12.5%		Decrease[e]
			Flow Model	marketability
Receivables:
Investments in Securities Sold	$830,257		Discounted Cash	Discount Rate	1.6%		Decrease
			Flow Model

Franklin Mutual Global Discovery VIP Fund:
Assets:
Investments in Securities:
Equity Investments:[f]
Auto Components	$3,176,193		Market Comparables	EV / EBITDA multiple	3.9	x	Increase
			Discounted Cash Flow	3 Yr Forward EBITDA	1.01%		Increase
				Growth Rate
				Discount Rate	10%		Decrease
Diversified Financial Services	6,080,476		Market Comparables	EV / Last 12 Months	2.2	x	Increase[e]
				Revenue multiple
				EV / Last 12 Months	12.1	x	Increase[e]
				EBITDA multiple
				EV / Forward 12 Months	10.7	x	Increase[e]
				EBITDA multiple
				Discount rate	8.9%		Decrease
All Other Investments[b]	148,096	[c]
Total	$9,404,765

Franklin Strategic Income VIP Fund:
Assets:
Investments in Securities:
Equity Investments:
				Discount for lack of
Energy	$737,915		Market Comparables	marketability	1.9%		Decrease
All Other Investments[b]	8,960,506	[c]
Total	$9,698,421

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bIncludes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.
cIncludes securities determined to have no value at March 31, 2017.
dIncludes probability assumptions for various outcomes of contingent payments for clinical trials and regulatory approvals.
eRepresents a significant impact to fair value but not net assets.
fIncludes common and preferred stocks.

| 116

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations List
EBITDA – Earnings before interest, taxes, depreciation and amortization
EV – Enterprise value

13. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

14. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

15. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following: Franklin High Income VIP Fund liquidated on April 28, 2017.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	ADR	American Depositary Receipt
BONY	The Bank of New York Mellon Corp.	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage
BZWS	Barclays Bank PLC	COP	Colombian Peso	BBA	British Bankers Association
CITI	Citigroup, N.A.	EUR	Euro	CDA	Community Development Authority/Agency
CME	Chicago Mercantile Exchange	GBP	British Pound	CDO	Collateralized Debt Obligation
DBAB	Deutsche Bank AG	IDR	Indonesian Rupiah	CLO	Collateralized Loan Obligation
GSCO	Goldman Sachs Group, Inc.	INR	Indian Rupee	DIP	Debtor-In-Possession
HSBK	HSBC Bank PLC	KRW	South Korean Won	FHLB	Federal Home Loan Bank
JPHQ	JPMorgan Chase N.A.	MXN	Mexican Peso	FHLMC	Federal Home Loan Mortgage Corp.
LCH	London Clearing House	MYR	Malaysian Ringgit	FICO	Financing Corp.
MSCO	Morgan Stanley	PEN	Peruvian Nuevo Sol	FNMA	Federal National Mortgage Association
SCNY	Standard Chartered Bank	PHP	Philippine Peso	FRN	Floating Rate Note
SSBT	State Street Bank	USD	United States Dollar	GDP	Gross Domestic Product
UBSW	UBS AG	ZAR	South African Rand	GDR	Global Depositary Receipt
				GL	Government Loan
				GO	General Obligation
				HDC	Housing Development Corp.
				HY	High Yield
				L/C	Letter of Credit
				LIBOR	London InterBank Offered Rate
				NVDR	Non-Voting Depositary Receipt
				PC	Participation Certificate
				PCR	Pollution Control Revenue
				PIK	Payment-In-Kind
				PL	Project Loan
				REIT	Real Estate Investment Trust
				SBA	Small Business Administration
				SF	Single Family
				TRA	Tax Receivable Agreement Right
				TVA	Tennessee Valley Authority
				VIX	Market Volatility Index
				VRI	Value Recovery Instruments

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

| 118

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By /s/Laura F. Fergerson

   Laura F. Fergerson

   Chief Executive Officer –

Finance and Administration

Date May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

   Laura F. Fergerson

   Chief Executive Officer –

Finance and Administration

Date May 25, 2017

By /s/Gaston Gardey

   Gaston Gardey

   Chief Financial Officer and

 Chief Accounting Officer

Date May 25, 2017